UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund, Inc

(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242

(Address of principal executive offices) (Zip code)

CT Corporation

300 E. Lombard St., Suite 1400

Baltimore, MD 21202

(Name and address of agent for service)

513-794-6971

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedules of Investments.

Ohio National Fund, Inc.		Equity Portfolio

Schedule of Investments		March 31, 2014 (Unaudited)

Common Stocks - 99.0%		Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	12,410	$4,176,213
Expedia, Inc. (Internet & Catalog Retail)		50,540	3,664,150
Target Corp. (Multiline Retail)		65,890	3,987,004
PetSmart, Inc. (Specialty Retail)		42,160	2,904,402
Coach, Inc. (Textiles, Apparel & Luxury Goods)		41,180	2,044,999
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		20,200	3,250,786
			20,027,554
CONSUMER STAPLES - 3.2%
Dr Pepper Snapple Group, Inc. (Beverages)		58,830	3,203,882
Colgate-Palmolive Co. (Household Products)		59,360	3,850,683
			7,054,565
ENERGY - 11.1%
Halliburton Co. (Energy Equip. & Svs.)		73,400	4,322,526
Apache Corp. (Oil, Gas & Consumable Fuels)		50,400	4,180,680
Chevron Corp. (Oil, Gas & Consumable Fuels)		44,270	5,264,146
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		151,240	6,042,038
Phillips 66 (Oil, Gas & Consumable Fuels)		66,890	5,154,543
			24,963,933
FINANCIALS - 22.2%
Citigroup, Inc. (Banks)		170,580	8,119,608
JPMorgan Chase & Co. (Banks)		142,410	8,645,711
Wells Fargo & Co. (Banks)		117,090	5,824,057
E*TRADE Financial Corp. (Capital Markets)	(a)	131,200	3,020,224
KKR & Co. LP (Capital Markets)		84,810	1,937,060
Capital One Financial Corp. (Consumer Finance)		58,250	4,494,570
Genworth Financial, Inc. Class A (Insurance)	(a)	323,910	5,742,924
Hartford Financial Services Group, Inc. / The (Insurance)		100,850	3,556,980
MetLife, Inc. (Insurance)		108,660	5,737,248
American Homes 4 Rent (Real Estate Investment Trusts)		169,420	2,831,008
			49,909,390
HEALTH CARE - 17.5%
Amgen, Inc. (Biotechnology)		35,390	4,365,003
Celgene Corp. (Biotechnology)	(a)	19,880	2,775,248
Medtronic, Inc. (Health Care Equip. & Supplies)		96,760	5,954,610
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	58,370	4,383,003
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		80,330	6,586,257
GlaxoSmithKline PLC - ADR (Pharmaceuticals)		58,630	3,132,601
Merck & Co., Inc. (Pharmaceuticals)		123,460	7,008,824
Pfizer, Inc. (Pharmaceuticals)		157,260	5,051,191
			39,256,737
INDUSTRIALS - 9.8%
United Technologies Corp. (Aerospace & Defense)		37,730	4,408,373
United Continental Holdings, Inc. (Airlines)	(a)	117,840	5,259,199
PACCAR, Inc. (Machinery)		58,385	3,937,484
Parker Hannifin Corp. (Machinery)		33,410	3,999,511
Norfolk Southern Corp. (Road & Rail)		45,960	4,465,933
			22,070,500
INFORMATION TECHNOLOGY - 21.1%
Cisco Systems, Inc. (Communications Equip.)		252,350	5,655,164
eBay, Inc. (Internet Software & Svs.)	(a)	67,860	3,748,586
Yahoo!, Inc. (Internet Software & Svs.)	(a)	83,080	2,982,572
Teradata Corp. (IT Svs.)	(a)	97,650	4,803,404
Broadcom Corp. Class A (Semiconductors & Equip.)		188,430	5,931,776
Microsoft Corp. (Software)		207,260	8,495,588
Apple, Inc. (Tech. Hardware, Storage & Periph.)		17,075	9,164,836
EMC Corp. (Tech. Hardware, Storage & Periph.)		242,650	6,651,037
			47,432,963
MATERIALS - 2.2%
LyondellBasell Industries NV Class A (Chemicals)		54,930	4,885,474
UTILITIES - 3.0%
AES Corp. (Ind. Power & Renewable Elec.)		184,010	2,627,663
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	188,990	3,951,781
			6,579,444
Total Common Stocks (Cost $163,140,235)			$222,180,560

Money Market Funds - 1.5%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		3,473,000	$3,473,000
Total Money Market Funds (Cost $3,473,000)			$3,473,000

Total Investments - 100.5% (Cost $166,613,235)	(b)		$225,653,560
Liabilities in Excess of Other Assets - (0.5)%			(1,108,265)
Net Assets - 100.0%			$224,545,295

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.				Money Market Portfolio

Schedule of Investments			March 31, 2014 (Unaudited)

Commercial Paper - 60.0%		(b) Rate	Maturity	Face Amount	Amortized Cost
CONSUMER DISCRETIONARY - 4.0%
Walt Disney Co. / The (Media)	(a)	0.040%	04/17/2014	$10,000,000	$9,999,822
CONSUMER STAPLES - 12.1%
Coca-Cola Co. / The (Beverages)	(a)	0.050%	04/16/2014	10,000,000	9,999,792
Wal-Mart Stores, Inc. (Food & Staples Retailing)	(a)	0.060%	04/17/2014	10,000,000	9,999,733
Procter & Gamble Co. / The (Household Products)	(a)	0.090%	04/22/2014	10,000,000	9,999,475
					29,999,000
ENERGY - 8.1%
Chevron Corp. (Oil, Gas & Consumable Fuels)	(a)	0.060%	04/01/2014	10,000,000	10,000,000
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		0.060%	04/02/2014	10,000,000	9,999,983
					19,999,983
FINANCIALS - 21.7%
U.S. Bank (Commercial Banks)		0.050%	04/01/2014	12,000,000	12,000,000
American Honda Finance Corp. (Consumer Finance)		0.060%	04/07/2014	10,000,000	9,999,900
John Deere Capital Corp. (Consumer Finance)	(a)	0.080%	04/01/2014	10,000,000	10,000,000
Toyota Motor Credit Corp. (Consumer Finance)		0.060%	04/22/2014	10,000,000	9,999,650
Prudential Funding LLC (Insurance)		0.030%	04/01/2014	12,000,000	12,000,000
					53,999,550
HEALTH CARE - 10.1%
Johnson & Johnson (Pharmaceuticals)	(a)	0.040%	04/03/2014	10,000,000	9,999,978
Merck & Co., Inc. (Pharmaceuticals)	(a)	0.060%	04/23/2014	10,000,000	9,999,633
Pfizer, Inc. (Pharmaceuticals)	(a)	0.070%	05/14/2014	5,000,000	4,999,582
					24,999,193
INFORMATION TECHNOLOGY - 4.0%
International Business Machines Corp. (IT Services)	(a)	0.060%	04/21/2014	10,000,000	9,999,667
Total Commercial Paper (Cost $148,997,215)					$148,997,215

U.S. Government Agency Issues - 4.0%		Rate	Maturity	Face Amount	Amortized Cost
Federal Home Loan Bank		0.050%	04/09/2014	$10,000,000	$9,999,889
Total U.S. Government Agency Issues (Cost $9,999,889)					$9,999,889

U.S. Treasury Obligations - 4.0%		Rate	Maturity	Face Amount	Amortized Cost
U.S. Treasury Bill		0.050%	04/10/2014	$10,000,000	$9,999,875
Total U.S. Treasury Obligations (Cost $9,999,875)					$9,999,875

Money Market Funds - 12.1%				Shares	Value
Federated Prime Cash Obligations Fund - Institutional Class				10,000,000	$10,000,000
Fidelity Institutional Money Market Funds Money Market Portfolio - Class I				10,000,000	10,000,000
First American Prime Obligations Fund - Class Z				10,000,000	10,000,000
Total Money Market Funds (Cost $30,000,000)					$30,000,000

Total Investments - 80.1% (Cost $198,996,979)	(c)				$198,996,979
Other Assets in Excess of Liabilities - 19.9%					49,315,353
Net Assets - 100.0%					$248,312,332

Percentages are stated as a percent of net assets.
Footnotes:
(a) Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2014, the value of these securities totaled $94,997,682, or 38.3% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b) Rate represented is the effective yield at the time of purchase.
(c) Represents cost for federal income tax and financial reporting purposes. See also Note 4 regarding the use of amortized cost for valuation of instruments in this Portfolio.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.				Bond Portfolio

Schedule of Investments				March 31, 2014 (Unaudited)

Corporate Bonds - 92.9%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 10.0%
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3.350%	11/01/2022	$1,425,000	$1,285,971
Newell Rubbermaid, Inc. (Household Durables)		6.250%	04/15/2018	500,000	570,477
Mattel, Inc. (Leisure Products)		3.150%	03/15/2023	625,000	597,274
21st Century Fox America, Inc. (Media)		4.500%	02/15/2021	1,250,000	1,358,452
Comcast Corp. (Media)		4.250%	01/15/2033	750,000	737,463
Discovery Communications, LLC (Media)		4.375%	06/15/2021	1,000,000	1,059,298
Discovery Communications, LLC (Media)		3.300%	05/15/2022	275,000	268,708
Time Warner Cable, Inc. (Media)		5.850%	05/01/2017	1,000,000	1,125,247
Time Warner Cable, Inc. (Media)		4.500%	09/15/2042	425,000	391,644
Time Warner, Inc. (Media)		3.150%	07/15/2015	1,250,000	1,291,480
Walt Disney Co. / The (Media)		3.700%	12/01/2042	925,000	839,542
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	1,250,000	1,276,504
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	425,000	473,109
Target Corp. (Multiline Retail)		2.900%	01/15/2022	1,500,000	1,471,447
AutoZone, Inc. (Specialty Retail)		3.125%	07/15/2023	925,000	869,746
Lowe's Cos., Inc. (Specialty Retail)		3.800%	11/15/2021	1,000,000	1,056,080
					14,672,442
CONSUMER STAPLES - 7.9%
Anheuser-Busch Cos. LLC (Beverages)		5.500%	01/15/2018	750,000	847,801
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.000%	01/17/2043	750,000	702,295
CVS Caremark Corp. (Food & Staples Retailing)		5.750%	06/01/2017	487,000	551,326
CVS Caremark Corp. (Food & Staples Retailing)		4.000%	12/05/2023	1,000,000	1,023,868
Kroger Co. / The (Food & Staples Retailing)		2.200%	01/15/2017	1,500,000	1,535,592
Wal-Mart Stores, Inc. (Food & Staples Retailing)		1.500%	10/25/2015	1,250,000	1,269,782
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	1,500,000	1,653,631
Hillshire Brands Co. / The (Food Products)		2.750%	09/15/2015	1,250,000	1,284,496
Tyson Foods, Inc. (Food Products)	(b)	6.600%	04/01/2016	1,000,000	1,105,035
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	250,000	280,655
Philip Morris International, Inc. (Tobacco)		4.125%	05/17/2021	1,250,000	1,352,247
					11,606,728
ENERGY - 11.6%
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	1,500,000	1,691,458
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	1,000,000	1,110,196
Buckeye Partners LP (Oil, Gas & Consumable Fuels)		4.875%	02/01/2021	1,000,000	1,054,981
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		3.250%	05/15/2022	500,000	493,394
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		3.900%	02/15/2024	1,000,000	1,007,377
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		2.950%	06/01/2015	1,250,000	1,285,537
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	1,000,000	1,014,291
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.250%	02/01/2021	1,000,000	1,073,581
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		4.000%	06/01/2022	1,250,000	1,240,700
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3.125%	02/15/2022	1,000,000	994,964
ONEOK Partners LP (Oil, Gas & Consumable Fuels)		3.250%	02/01/2016	1,000,000	1,040,250
Phillips 66 (Oil, Gas & Consumable Fuels)		4.300%	04/01/2022	1,300,000	1,376,855
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		2.850%	01/31/2023	1,000,000	931,621
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.375%	03/25/2020	1,250,000	1,374,284
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	1,425,000	1,335,836
					17,025,325
FINANCIALS - 24.7%
Bank of America Corp. (Banks)		5.650%	05/01/2018	1,000,000	1,131,750
BB&T Corp. (Banks)		5.200%	12/23/2015	1,000,000	1,072,215
Citigroup, Inc. (Banks)		6.125%	05/15/2018	1,250,000	1,438,331
Fifth Third Bancorp (Banks)		4.500%	06/01/2018	1,750,000	1,892,497
JPMorgan Chase & Co. (Banks)		5.150%	10/01/2015	1,500,000	1,592,544
KeyCorp (Banks)		5.100%	03/24/2021	500,000	559,088
Wells Fargo & Co. (Banks)		4.600%	04/01/2021	1,250,000	1,378,031
Franklin Resources, Inc. (Capital Markets)		3.125%	05/20/2015	1,000,000	1,028,965
Goldman Sachs Group, Inc. / The (Capital Markets)		6.150%	04/01/2018	1,250,000	1,430,610
Janus Capital Group, Inc. (Capital Markets)	(b)	6.700%	06/15/2017	1,500,000	1,695,063
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	1,250,000	1,244,576
Northern Trust Corp. (Capital Markets)		3.450%	11/04/2020	1,000,000	1,054,858
State Street Corp. (Capital Markets)		4.375%	03/07/2021	1,250,000	1,383,065
Comerica Bank (Commercial Banks)		5.750%	11/21/2016	1,500,000	1,677,569
PNC Funding Corp. (Commercial Banks)		5.250%	11/15/2015	1,500,000	1,602,438
SunTrust Bank (Commercial Banks)		5.000%	09/01/2015	229,000	241,698
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	750,000	853,331
General Electric Capital Corp. (Diversified Financial Svs.)		5.625%	05/01/2018	1,000,000	1,144,214
National Rural Utilities Cooperative Finance Corp. (Diversified Financial Svs.)		1.900%	11/01/2015	1,000,000	1,020,682
Aflac, Inc. (Insurance)		3.625%	06/15/2023	1,425,000	1,439,126
Allstate Corp. / The (Insurance)		5.200%	01/15/2042	500,000	544,175
Hartford Financial Services Group, Inc. / The (Insurance)		5.375%	03/15/2017	1,500,000	1,661,210
Loews Corp. (Insurance)		5.250%	03/15/2016	750,000	812,294
Prudential Financial, Inc. (Insurance)		6.100%	06/15/2017	1,500,000	1,705,749
Boston Properties LP (Real Estate Investment Trusts)		3.125%	09/01/2023	925,000	869,827
Camden Property Trust (Real Estate Investment Trusts)		4.250%	01/15/2024	500,000	512,282
Equity One, Inc. (Real Estate Investment Trusts)		6.250%	01/15/2017	1,250,000	1,388,824
Federal Realty Investment Trust (Real Estate Investment Trusts)		3.000%	08/01/2022	1,425,000	1,383,156
HCP, Inc. (Real Estate Investment Trusts)		5.375%	02/01/2021	1,000,000	1,121,314
Simon Property Group LP (Real Estate Investment Trusts)		3.750%	02/01/2024	1,475,000	1,487,091
					36,366,573
HEALTH CARE - 6.2%
Amgen, Inc. (Biotechnology)		4.100%	06/15/2021	1,000,000	1,059,674
Celgene Corp. (Biotechnology)		2.450%	10/15/2015	1,250,000	1,280,380
Becton Dickinson and Co. (Health Care Equip. & Supplies)		5.000%	05/15/2019	500,000	564,804
Covidien International Finance SA (Health Care Equip. & Supplies)		2.800%	06/15/2015	1,250,000	1,281,896
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4.875%	11/15/2019	500,000	560,464
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	425,000	422,942
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.700%	04/01/2019	1,000,000	999,988
AbbVie, Inc. (Pharmaceuticals)		2.900%	11/06/2022	1,425,000	1,374,589
Merck Sharp & Dohme Corp. (Pharmaceuticals)		5.000%	06/30/2019	1,000,000	1,132,578
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC (Pharmaceuticals)		3.000%	06/15/2015	500,000	513,830
					9,191,145
INDUSTRIALS - 10.4%
BAE Systems Holdings, Inc. (Aerospace & Defense)	(a)	6.375%	06/01/2019	750,000	866,282
Lockheed Martin Corp. (Aerospace & Defense)		3.350%	09/15/2021	1,000,000	1,021,350
Raytheon Co. (Aerospace & Defense)		4.400%	02/15/2020	1,250,000	1,357,479
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,425,000	1,468,578
Republic Services, Inc. (Commercial Svs. & Supplies)		3.800%	05/15/2018	1,000,000	1,061,411
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	500,000	578,719
Emerson Electric Co. (Electrical Equip.)		4.250%	11/15/2020	1,250,000	1,352,471
Caterpillar, Inc. (Machinery)		5.700%	08/15/2016	1,000,000	1,105,144
Deere & Co. (Machinery)		4.375%	10/16/2019	1,250,000	1,375,900
Illinois Tool Works, Inc. (Machinery)		3.375%	09/15/2021	500,000	512,147
CSX Corp. (Road & Rail)		5.600%	05/01/2017	1,500,000	1,680,987
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	600,000	585,478
Ryder System, Inc. (Road & Rail)		3.600%	03/01/2016	1,000,000	1,046,345
Union Pacific Corp. (Road & Rail)		4.000%	02/01/2021	1,250,000	1,330,783
					15,343,074
INFORMATION TECHNOLOGY - 0.8%
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	1,000,000	1,153,210
MATERIALS - 4.9%
Eastman Chemical Co. (Chemicals)		3.600%	08/15/2022	1,000,000	994,425
FMC Corp. (Chemicals)		3.950%	02/01/2022	1,000,000	1,022,522
Packaging Corp. of America (Containers & Packaging)		4.500%	11/01/2023	675,000	700,129
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		3.550%	03/01/2022	1,250,000	1,195,953
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	1,425,000	1,295,124
Rio Tinto Finance U.S.A. Ltd. (Metals & Mining)		1.875%	11/02/2015	1,000,000	1,016,830
Teck Resources Ltd. (Metals & Mining)		3.750%	02/01/2023	1,000,000	941,795
					7,166,778
TELECOMMUNICATION SERVICES - 2.7%
AT&T, Inc. (Diversified Telecom. Svs.)		3.875%	08/15/2021	1,000,000	1,044,788
AT&T, Inc. (Diversified Telecom. Svs.)		3.000%	02/15/2022	500,000	486,366
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.600%	04/01/2021	1,250,000	1,357,460
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	425,000	357,263
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	700,000	658,981
					3,904,858
UTILITIES - 13.7%
Appalachian Power Co. (Electric Utilities)		4.600%	03/30/2021	1,000,000	1,095,772
Commonwealth Edison Co. (Electric Utilities)		5.950%	08/15/2016	1,500,000	1,670,550
Duke Energy Florida, Inc. (Electric Utilities)		4.550%	04/01/2020	500,000	550,298
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	1,500,000	1,660,943
Pepco Holdings, Inc. (Electric Utilities)		2.700%	10/01/2015	750,000	767,163
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	1,000,000	998,176
Tenaska Georgia Partners LP (Electric Utilities)		9.500%	02/01/2030	453,738	550,788
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	1,500,000	1,720,215
Virginia Electric and Power Co. (Electric Utilities)		5.400%	01/15/2016	1,500,000	1,624,679
Westar Energy, Inc. (Electric Utilities)		4.125%	03/01/2042	500,000	484,967
Xcel Energy, Inc. (Electric Utilities)		4.700%	05/15/2020	1,000,000	1,104,328
AGL Capital Corp. (Gas Utilities)		5.250%	08/15/2019	1,000,000	1,125,509
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	1,250,000	1,296,416
Spectra Energy Capital LLC (Gas Utilities)		3.300%	03/15/2023	1,425,000	1,297,420
Avista Corp. (Multi-Utilities)		5.950%	06/01/2018	1,000,000	1,139,751
LG&E and KU Energy LLC (Multi-Utilities)		4.375%	10/01/2021	1,000,000	1,054,033
NextEra Energy Capital Holdings, Inc. (Multi-Utilities)		2.600%	09/01/2015	1,250,000	1,280,594
Public Service Electric & Gas Co. (Multi-Utilities)		3.950%	05/01/2042	750,000	709,638
					20,131,240
Total Corporate Bonds (Cost $129,596,953)					$136,561,373

U.S. Treasury Obligations - 3.8%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		1.750%	05/15/2023	$6,000,000	$5,559,612
Total U.S. Treasury Obligations (Cost $5,570,324)					$5,559,612

Money Market Funds - 2.4%				Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I				3,472,000	$3,472,000
Total Money Market Funds (Cost $3,472,000)					$3,472,000

Total Investments - 99.1% (Cost $138,639,277)	(c)				$145,592,985
Other Assets in Excess of Liabilities - 0.9%					1,308,125
Net Assets - 100.0%					$146,901,110

Percentages are stated as a percent of net assets.
Footnotes:
(a) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2014, the value of these securities totaled $866,282, or 0.6% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b) Represents bonds that are credit sensitive bonds. The coupon rates for these bonds are subject to adjustment based on changes in national credit rating agency ratings.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.				Omni Portfolio

Schedule of Investments				March 31, 2014 (Unaudited)

Common Stocks - 80.3%				Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Johnson Controls, Inc. (Auto Components)				3,200	$151,424
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)				7,200	581,616
Whirlpool Corp. (Household Durables)				3,870	578,410
Amazon.com, Inc. (Internet & Catalog Retail)	(a)			968	325,751
CBS Corp. Class B (Media)				9,400	580,920
Comcast Corp. Class A (Media)				12,200	610,244
Omnicom Group, Inc. (Media)				8,360	606,936
Walt Disney Co. / The (Media)				7,600	608,532
Macy's, Inc. (Multiline Retail)				8,600	509,894
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)				8,200	627,136
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)				3,700	595,441
					5,776,304
CONSUMER STAPLES - 1.6%
Molson Coors Brewing Co. Class B (Beverages)				2,600	153,036
Mondelez International, Inc. Class A (Food Products)				13,300	459,515
					612,551
ENERGY - 4.4%
Halliburton Co. (Energy Equip. & Svs.)				11,000	647,790
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)				3,070	574,520
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)			6,500	451,035
					1,673,345
FINANCIALS - 11.9%
Citigroup, Inc. (Banks)				12,600	599,760
JPMorgan Chase & Co. (Banks)				10,600	643,526
American Express Co. (Consumer Finance)				6,800	612,204
Hartford Financial Services Group, Inc. / The (Insurance)				18,050	636,624
Lincoln National Corp. (Insurance)				11,700	592,839
MetLife, Inc. (Insurance)				13,503	712,958
Prudential Financial, Inc. (Insurance)				8,000	677,200
					4,475,111
HEALTH CARE - 14.4%
Celgene Corp. (Biotechnology)	(a)			4,310	601,676
Clovis Oncology, Inc. (Biotechnology)	(a)			2,300	159,321
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)			514	169,512
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)			8,340	589,805
St. Jude Medical, Inc. (Health Care Equip. & Supplies)				8,450	552,546
UnitedHealth Group, Inc. (Health Care Providers & Svs.)				7,400	606,726
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)				5,100	613,224
Forest Laboratories, Inc. (Pharmaceuticals)	(a)			6,500	599,755
Mylan, Inc. (Pharmaceuticals)	(a)			12,200	595,726
Roche Holding AG - ADR (Pharmaceuticals)				16,500	622,380
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)			2,300	303,209
					5,413,880
INDUSTRIALS - 12.1%
Honeywell International, Inc. (Aerospace & Defense)				6,450	598,302
Precision Castparts Corp. (Aerospace & Defense)				2,265	572,501
United Technologies Corp. (Aerospace & Defense)				5,350	625,094
FedEx Corp. (Air Freight & Logistics)				4,200	556,752
Delta Air Lines, Inc. (Airlines)				15,400	533,610
United Continental Holdings, Inc. (Airlines)	(a)			10,400	464,152
Tyco International Ltd. (Commercial Svs. & Supplies)				14,750	625,400
Eaton Corp PLC (Electrical Equip.)				7,768	583,532
					4,559,343
INFORMATION TECHNOLOGY - 19.0%
Cisco Systems, Inc. (Communications Equip.)				26,740	599,243
QUALCOMM, Inc. (Communications Equip.)				5,800	457,388
Facebook, Inc. Class A (Internet Software & Svs.)	(a)			6,500	391,560
Google, Inc. Class A (Internet Software & Svs.)	(a)			531	591,805
Altera Corp. (Semiconductors & Equip.)				17,130	620,791
Avago Technologies Ltd. (Semiconductors & Equip.)				9,400	605,454
Intel Corp. (Semiconductors & Equip.)				24,100	622,021
Adobe Systems, Inc. (Software)	(a)			9,370	615,984
Microsoft Corp. (Software)				15,300	627,147
Oracle Corp. (Software)				16,200	662,742
Apple, Inc. (Tech. Hardware, Storage & Periph.)				1,331	714,401
Hewlett-Packard Co. (Tech. Hardware, Storage & Periph.)				19,100	618,076
					7,126,612
MATERIALS - 1.5%
Huntsman Corp. (Chemicals)				22,900	559,218
Total Common Stocks (Cost $26,736,535)					$30,196,364

Corporate Bonds - 17.6%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3.350%	11/01/2022	$75,000	$67,683
Mattel, Inc. (Leisure Products)		3.150%	03/15/2023	75,000	71,673
Comcast Corp. (Media)		5.875%	02/15/2018	75,000	85,971
Discovery Communications, LLC (Media)		3.300%	05/15/2022	75,000	73,284
Time Warner Cable, Inc. (Media)		4.500%	09/15/2042	75,000	69,114
Viacom, Inc. (Media)		4.250%	09/01/2023	75,000	77,312
Walt Disney Co. / The (Media)		3.700%	12/01/2042	75,000	68,071
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	75,000	76,590
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	42,000	46,754
AutoZone, Inc. (Specialty Retail)		3.125%	07/15/2023	75,000	70,520
					706,972
CONSUMER STAPLES - 1.4%
Anheuser-Busch Cos. LLC (Beverages)		5.500%	01/15/2018	150,000	169,560
CVS Caremark Corp. (Food & Staples Retailing)		5.750%	06/01/2017	73,000	82,642
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	150,000	165,363
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	100,000	112,262
					529,827
ENERGY - 2.1%
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	150,000	169,146
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	100,000	111,020
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		5.500%	02/01/2017	100,000	108,227
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	75,000	76,072
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.400%	07/15/2018	150,000	175,077
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		4.000%	06/01/2022	75,000	74,442
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	75,000	70,307
					784,291
FINANCIALS - 4.7%
Bank of America Corp. (Banks)		5.750%	08/15/2016	75,000	82,215
BB&T Corp. (Banks)		5.200%	12/23/2015	100,000	107,221
Citigroup, Inc. (Banks)		5.850%	08/02/2016	75,000	82,842
JPMorgan Chase & Co. (Banks)		5.150%	10/01/2015	100,000	106,170
Wells Fargo & Co. (Banks)		3.500%	03/08/2022	75,000	76,682
Mellon Funding Corp. (Capital Markets)		5.500%	11/15/2018	100,000	113,001
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	75,000	74,675
Northern Trust Corp. (Capital Markets)		3.950%	10/30/2025	75,000	75,640
KeyBank NA (Commercial Banks)		5.700%	11/01/2017	150,000	167,480
PNC Funding Corp. (Commercial Banks)		5.250%	11/15/2015	75,000	80,122
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	150,000	170,666
General Electric Capital Corp. (Diversified Financial Svs.)		5.000%	01/08/2016	100,000	107,595
Aflac, Inc. (Insurance)		3.625%	06/15/2023	75,000	75,743
Allstate Corp. / The (Insurance)		3.150%	06/15/2023	75,000	73,833
Boston Properties LP (Real Estate Investment Trusts)		3.125%	09/01/2023	75,000	70,527
Federal Realty Investment Trust (Real Estate Investment Trusts)		3.000%	08/01/2022	75,000	72,798
HCP, Inc. (Real Estate Investment Trusts)		6.000%	01/30/2017	150,000	168,872
Simon Property Group LP (Real Estate Investment Trusts)		3.750%	02/01/2024	75,000	75,615
					1,781,697
HEALTH CARE - 1.1%
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	75,000	74,637
WellPoint, Inc. (Health Care Providers & Svs.)		5.875%	06/15/2017	150,000	169,277
AbbVie, Inc. (Pharmaceuticals)		2.900%	11/06/2022	75,000	72,347
Hospira, Inc. (Pharmaceuticals)		6.050%	03/30/2017	75,000	83,090
					399,351
INDUSTRIALS - 1.5%
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	75,000	77,294
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	75,000	86,808
CSX Corp. (Road & Rail)		5.600%	05/01/2017	150,000	168,099
ERAC U.S.A. Finance LLC (Road & Rail)	(b)	6.375%	10/15/2017	150,000	172,841
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	75,000	73,185
					578,227
INFORMATION TECHNOLOGY - 0.5%
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	150,000	172,982
MATERIALS - 1.0%
CF Industries, Inc. (Chemicals)		3.450%	06/01/2023	75,000	72,432
Packaging Corp. of America (Containers & Packaging)		4.500%	11/01/2023	75,000	77,792
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		3.550%	03/01/2022	75,000	71,757
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	75,000	68,164
Teck Resources Ltd. (Metals & Mining)		3.750%	02/01/2023	75,000	70,635
					360,780
TELECOMMUNICATION SERVICES - 0.6%
AT&T, Inc. (Diversified Telecom. Svs.)		3.000%	02/15/2022	75,000	72,955
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	75,000	63,046
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	75,000	70,605
					206,606
UTILITIES - 2.8%
Commonwealth Edison Co. (Electric Utilities)		5.950%	08/15/2016	75,000	83,528
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	150,000	166,094
Nevada Power Co. (Electric Utilities)		5.950%	03/15/2016	75,000	82,472
Pennsylvania Electric Co. (Electric Utilities)		6.050%	09/01/2017	150,000	165,601
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	75,000	74,863
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	150,000	172,022
Westar Energy, Inc. (Electric Utilities)		4.125%	03/01/2042	75,000	72,745
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	75,000	77,785
Spectra Energy Capital, LLC (Gas Utilities)		3.300%	03/15/2023	75,000	68,285
Southern Power Co. (Ind. Power & Renewable Elec.)		4.875%	07/15/2015	100,000	105,163
					1,068,558
Total Corporate Bonds (Cost $6,231,772)					$6,589,291

U.S. Treasury Obligations - 0.8%		Rate	Maturity	Face Amount	Value
United States Treasury Note		3.375%	11/15/2019	$200,000	$215,758
United States Treasury Note		1.625%	08/15/2022	100,000	93,008
Total U.S. Treasury Obligations (Cost $301,943)					$308,766

Money Market Funds - 1.3%				Shares	Value
Fidelity Institutional Money Market Funds				503,000	$503,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $503,000)					$503,000

Total Investments - 100.0% (Cost $33,773,250)	(c)				$37,597,421
Liabilities in Excess of Other Assets - (0.0)%					(1,863)
Net Assets - 100.0%					$37,595,558

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2014, the value of this security totaled $172,841, or 0.5% of the Portfolio's net assets. This security was deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		International Portfolio

Schedule of Investments		March 31, 2014 (Unaudited)

Common Stocks - 88.4%		Shares	Value
Japan - 25.0%
Aisin Seiki Co. Ltd.	(b)	93,300	$3,367,807
Asahi Kasei Corp.	(b)	384,000	2,603,750
Chugai Pharmaceutical Co. Ltd.	(b)	35,000	893,981
Daiwa House Industry Co. Ltd.	(b)	25,000	424,456
Disco Corp.	(b)	23,500	1,462,573
Fuji Heavy Industries Ltd.	(b)	79,000	2,139,310
Hitachi Ltd.	(b)	182,000	1,347,174
Honda Motor Co. Ltd.	(b)	64,400	2,266,020
Japan Tobacco, Inc.	(b)	85,200	2,674,206
Kaneka Corp.	(b)	240,000	1,452,294
Kubota Corp.	(b)	273,700	3,637,621
LIXIL Group Corp.	(b)	23,000	634,676
Mitsui & Co. Ltd.	(b)	133,000	1,879,764
Murata Manufacturing Co. Ltd.	(b)	40,300	3,809,194
Nippon Express Co. Ltd.	(b)	216,000	1,056,386
Nomura Holdings, Inc.	(b)	160,000	1,026,381
NTT Data Corp.	(b)	17,000	659,718
ORIX Corp.	(a)(b)	124,000	1,747,654
Sekisui House Ltd.	(b)	196,000	2,424,142
Shionogi & Co. Ltd.	(b)	101,600	1,878,279
Tokio Marine Holdings, Inc.	(b)	27,300	818,737
Tokyu Corp.	(b)	165,000	1,008,309
TOTO Ltd.	(b)	340,408	4,718,671
United Arrows Ltd.	(b)	74,900	2,775,931
			46,707,034
Germany - 21.7%
Allianz SE	(b)	23,310	3,939,825
Bayer AG	(b)	16,000	2,166,778
Bayerische Motoren Werke AG	(b)	35,400	4,473,358
Continental AG	(b)	9,118	2,186,655
Daimler AG	(b)	71,300	6,744,895
Deutsche Post AG	(b)	85,100	3,163,799
Dialog Semiconductor PLC	(a)(b)	37,000	914,670
Gerresheimer AG	(b)	27,000	1,752,607
HeidelbergCement AG	(b)	27,500	2,357,063
MorphoSys AG	(a)(b)	5,000	464,997
ProSiebenSat.1 Media AG	(b)	33,000	1,513,683
Rheinmetall AG	(b)	50,600	3,562,566
Siemens AG	(b)	42,309	5,705,901
Symrise AG	(b)	32,200	1,608,714
			40,555,511
Norway - 8.3%
DNB ASA	(b)	210,885	3,664,414
Fred Olsen Energy ASA	(b)	49,966	1,665,996
Statoil ASA	(b)	219,800	6,201,594
TGS Nopec Geophysical Co. ASA	(b)	46,100	1,509,214
Yara International ASA	(b)	56,100	2,484,877
			15,526,095
South Korea - 8.0%
Coway Co. Ltd.	(b)	13,873	972,298
Hyundai Motor Co.	(b)	16,800	3,972,380
Kia Motors Corp.	(b)	48,600	2,715,865
Korea Electric Power Corp.	(b)	31,800	1,091,541
Samsung Electronics Co. Ltd.	(b)	4,228	5,344,921
SK Innovation Co. Ltd.	(b)	6,900	793,775
			14,890,780
Denmark - 5.8%
AP Moeller - Maersk A/S	(b)	130	1,555,938
Danske Bank A/S	(b)	64,900	1,805,830
DSV A/S	(b)	59,600	1,921,820
Jyske Bank A/S	(a)(b)	32,632	1,788,535
Novo Nordisk A/S - ADR		63,700	2,907,905
Sydbank A/S	(a)(b)	33,700	861,669
			10,841,697
United Kingdom - 5.3%
Ashtead Group PLC		29,200	463,741
Barclays PLC	(b)	243,975	949,424
BP PLC	(b)	156,700	1,259,092
Burberry Group PLC	(b)	54,444	1,265,786
Kingfisher PLC	(b)	134,700	947,046
Prudential PLC	(b)	42,700	904,149
Rio Tinto PLC	(b)	16,700	931,321
Schroders PLC	(b)	26,300	1,140,616
Serco Group PLC	(c)	61,800	433,756
Subsea 7 SA	(b)	51,630	958,165
Telecity Group PLC	(b)	46,800	545,360
			9,798,456
Poland - 4.8%
mBank	(b)	9,900	1,766,186
Polskie Gornictwo Naftowe i Gazownictwo SA	(b)	847,000	1,244,131
Powszechna Kasa Oszczednosci Bank Polski SA	(b)	229,100	3,221,808
Powszechny Zaklad Ubezpieczen SA	(b)	12,700	1,804,694
Tauron Polska Energia SA	(b)	510,000	884,230
			8,921,049
Austria - 4.2%
Erste Group Bank AG	(b)	62,200	2,127,829
OMV AG	(b)	32,700	1,484,305
Raiffeisen Bank International AG	(b)	6,784	226,380
UNIQA Insurance Group AG	(b)	81,700	1,085,061
Vienna Insurance Group AG Wiener Versicherung Gruppe	(b)	32,400	1,601,036
Voestalpine AG	(b)	29,100	1,280,655
			7,805,266
Bermuda - 1.4%
Seadrill Ltd.	(b)	72,966	2,568,917
United States - 1.1%
AbbVie, Inc.		10,800	555,120
Amgen, Inc.		4,400	542,696
Royal Caribbean Cruises Ltd.		17,850	973,896
			2,071,712
France - 0.9%
Sanofi	(b)	16,200	1,692,885
Czech Republic - 0.6%
Komercni Banka AS	(b)	4,900	1,170,881
Switzerland - 0.5%
Roche Holding AG	(b)	3,200	962,444
Sweden - 0.4%
Swedish Orphan Biovitrum AB	(a)(b)	70,400	772,500
Ireland - 0.4%
Shire PLC	(b)	13,000	643,569
Total Common Stocks (Cost $129,449,551)			$164,928,796

U.S. Treasury Obligations - 0.7%		Face Amount	Value
U.S. Treasury Bill
0.000% Coupon, 04/24/2014	(d)	$250,000	$249,994
U.S. Treasury Bill
0.000% Coupon, 05/01/2014	(d)	250,000	249,993
U.S. Treasury Bill
0.000% Coupon, 05/08/2014	(d)	660,000	659,975
U.S. Treasury Bill
0.000% Coupon, 05/29/2014		220,000	219,986
Total U.S. Treasury Obligations (Cost $1,379,859)			$1,379,948

Money Market Funds - 7.9%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		9,020,315	$9,020,315
State Street Institutional U.S. Government Money Market Fund
Institutional Class		5,713,591	5,713,591
Total Money Market Funds (Cost $14,733,906)			$14,733,906

Total Investments - 97.0% (Cost $145,563,316)	(e)		$181,042,650
Other Assets in Excess of Liabilities - 3.0%			5,539,328
Net Assets - 100.0%			$186,581,978

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $159,051,682, or 85.2% of the Portfolio's net assets.
(c) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $433,756, or 0.2% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(d) Security is fully or partially pledged as collateral for the following futures contracts outstanding at March 31, 2013:

Type	Description	Expiration	Number of contracts	Counterparty	Contract at value	Initial contract amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	DAX Index June 14	June 20, 2014	5	J.P. Morgan Securities LLC	$1,650,855	$1,579,837	$71,018	$(2,729)
Long	FTSE 100 Index June 14	June 20, 2014	41	J.P. Morgan Securities LLC	$4,472,689	$4,471,800	$889	$(7,846)
Long	Mini MSCI EAFE June 14	June 20, 2014	57	J.P. Morgan Securities LLC	$5,400,750	$5,321,385	$79,365	$29,640
							$151,272	$19,065

(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

Details of the foreign currency contracts outstanding in the International Portfolio at March 31, 2013 are as follows:

Contracts to buy foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive		Currency to deliver	Contract at value	Unrealized Appreciation (Depreciation)

March 13, 2014	June 13, 2014	BOA	5,900,000	GBP	$9,844,386	$9,830,881	$(13,505)
					$9,844,386	$9,830,881	$(13,505)

Contracts to sell foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive	Currency to deliver		Contract at value	Unrealized Appreciation (Depreciation)

February 12, 2014	April 14, 2014	BOA	$7,766,249	8,272,220,000	KRW	$7,766,687	$(438)
March 7, 2014	June 13, 2014	HSBC	$20,872,997	2,155,450,000	JPY	$20,891,044	$(18,047)
			$28,639,246			$28,657,731	$(18,485)

Counterparties	Currencies
HSBC - HSBC Bank USA, N.A.	GBP - British Pound

BOA - Bank of America N.A.	KRW - South Korean Won

JPY - Japanese Yen

Sector Classifications (Common stocks): (Percent of net assets)
Consumer Discretionary	20.8%
Financials	17.2%
Industrials	15.9%
Energy	9.5%
Health Care	8.2%
Information Technology	7.5%
Materials	6.8%
Consumer Staples	1.4%
Utilities	1.1%
88.4%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Capital Appreciation Portfolio

Schedule of Investments		March 31, 2014 (Unaudited)

Common Stocks - 98.3%		Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Lear Corp. (Auto Components)		20,439	$1,711,153
Accor SA (Hotels, Restaurants & Leisure)	(c)	34,502	1,765,720
Carnival Corp. (Hotels, Restaurants & Leisure)		62,674	2,372,838
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	(a)	42,745	2,300,108
International Game Technology (Hotels, Restaurants & Leisure)		126,711	1,781,557
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	86,652	2,053,652
Wendy's Co. / The (Hotels, Restaurants & Leisure)		206,236	1,880,872
Comcast Corp. Class A (Media)		31,655	1,543,498
Live Nation Entertainment, Inc. (Media)	(a)	103,985	2,261,674
Nine Entertainment Co. Holdings Ltd. (Media)	(a)(b)(c)	423,701	918,553
Nine Entertainment Co. Holdings Ltd. (Media)	(a)(c)	344,783	747,465
Thomson Reuters Corp. (Media)		39,162	1,339,340
Twenty-First Century Fox, Inc. Class A (Media)		39,269	1,255,430
GameStop Corp. Class A (Specialty Retail)		23,982	985,660
			22,917,520
CONSUMER STAPLES - 5.9%
CVS Caremark Corp. (Food & Staples Retailing)		17,938	1,342,839
Wal-Mart Stores, Inc. (Food & Staples Retailing)		24,812	1,896,381
Bunge Ltd. (Food Products)		12,834	1,020,431
Diamond Foods, Inc. (Food Products)	(a)	42,942	1,499,964
Mondelez International, Inc. Class A (Food Products)		69,822	2,412,350
			8,171,965
ENERGY - 12.7%
Cameron International Corp. (Energy Equip. & Svs.)	(a)	24,512	1,514,106
CHC Group Ltd. (Energy Equip. & Svs.)	(a)	30,107	222,491
Schlumberger Ltd. (Energy Equip. & Svs.)		23,317	2,273,407
Superior Energy Services, Inc. (Energy Equip. & Svs.)		69,124	2,126,254
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		19,923	1,688,673
Cobalt International Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	71,843	1,316,164
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		71,262	2,846,917
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		8,198	1,608,202
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	55,933	1,446,427
Rice Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	37,738	995,906
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		45,854	1,603,056
			17,641,603
FINANCIALS - 13.7%
JPMorgan Chase & Co. (Banks)		39,694	2,409,823
PNC Financial Services Group, Inc. / The (Banks)		33,055	2,875,785
Wells Fargo & Co. (Banks)		49,858	2,479,937
Zions Bancorporation (Banks)		36,582	1,133,310
Charles Schwab Corp. / The (Capital Markets)		52,054	1,422,636
Evercore Partners, Inc. Class A (Capital Markets)		26,468	1,462,357
Goldman Sachs Group, Inc. / The (Capital Markets)		8,559	1,402,392
ING U.S., Inc. (Diversified Financial Svs.)		52,376	1,899,678
MetLife, Inc. (Insurance)		49,710	2,624,688
Symetra Financial Corp. (Insurance)		71,419	1,415,525
			19,126,131
HEALTH CARE - 12.3%
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	84,460	1,815,890
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	29,056	2,181,815
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		18,299	1,501,799
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	85,424	1,540,195
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		22,608	1,264,239
Allergan, Inc. (Pharmaceuticals)		14,045	1,742,984
Impax Laboratories, Inc. (Pharmaceuticals)	(a)	64,937	1,715,636
Merck & Co., Inc. (Pharmaceuticals)		54,835	3,112,983
Pfizer, Inc. (Pharmaceuticals)		69,317	2,226,462
			17,102,003
INDUSTRIALS - 7.9%
Boeing Co. / The (Aerospace & Defense)		11,517	1,445,268
United Technologies Corp. (Aerospace & Defense)		21,715	2,537,181
FedEx Corp. (Air Freight & Logistics)		9,228	1,223,264
Delta Air Lines, Inc. (Airlines)		34,210	1,185,376
Brink's Co. / The (Commercial Svs. & Supplies)		50,534	1,442,746
Siemens AG (Industrial Conglomerates)	(c)	11,080	1,494,286
Terex Corp. (Machinery)		38,023	1,684,419
			11,012,540
INFORMATION TECHNOLOGY - 20.2%
Brocade Communications Systems, Inc. (Communications Equip.)	(a)	171,551	1,820,156
Juniper Networks, Inc. (Communications Equip.)	(a)	82,570	2,127,003
Polycom, Inc. (Communications Equip.)	(a)	108,640	1,490,541
Benchmark Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	34,661	785,072
Google, Inc. Class A (Internet Software & Svs.)	(a)	1,901	2,118,683
Liquidity Services, Inc. (Internet Software & Svs.)	(a)	27,759	723,122
Altera Corp. (Semiconductors & Equip.)		43,911	1,591,335
International Rectifier Corp. (Semiconductors & Equip.)	(a)	44,356	1,215,354
Xilinx, Inc. (Semiconductors & Equip.)		37,817	2,052,329
Activision Blizzard, Inc. (Software)		80,825	1,652,063
Cadence Design Systems, Inc. (Software)	(a)	149,080	2,316,703
Fortinet, Inc. (Software)	(a)	72,123	1,588,870
Microsoft Corp. (Software)		58,659	2,404,432
Rovi Corp. (Software)	(a)	75,518	1,720,300
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4,040	2,168,430
Diebold, Inc. (Tech. Hardware, Storage & Periph.)		59,808	2,385,741
			28,160,134
MATERIALS - 4.4%
Monsanto Co. (Chemicals)		17,937	2,040,692
Potash Corp of Saskatchewan, Inc. (Chemicals)		40,504	1,467,055
Constellium NV Class A (Metals & Mining)	(a)	88,396	2,594,423
			6,102,170
TELECOMMUNICATION SERVICES - 1.9%
Vivendi SA (Diversified Telecom. Svs.)	(c)	94,204	2,621,980
UTILITIES - 2.8%
PPL Corp. (Electric Utilities)		51,262	1,698,823
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	103,035	2,154,462
			3,853,285
Total Common Stocks (Cost $99,929,064)			$136,709,331

Money Market Funds - 3.1%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		4,306,000	$4,306,000
Total Money Market Funds (Cost $4,306,000)			$4,306,000

Total Investments - 101.4% (Cost $104,235,064)	(d)		$141,015,331
Liabilities in Excess of Other Assets - (1.4)%			(1,999,612)
Net Assets - 100.0%			$139,015,719

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At March 31, 2014, the value of these securities totaled $918,553, or 0.7% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price.  These fair value estimates are determined by an independent fair valuation service that has been approved by the Board.  These securities represent $7,548,004, or 5.4% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments		March 31, 2014 (Unaudited)

Common Stocks - 89.2%		Shares	Value
United Kingdom - 25.7%
Aberdeen Asset Management PLC	(b)	105,374	$686,785
AO World PLC	(a)(c)	52,308	273,825
Ashtead Group PLC	(b)	131,834	2,093,728
ASOS PLC	(a)(b)	15,879	1,372,585
Babcock International Group PLC	(b)	22,000	494,042
Blinkx PLC	(a)(b)	113,950	214,430
Burberry Group PLC	(b)	37,629	874,849
Countrywide PLC	(c)	67,000	731,070
Croda International PLC	(b)	22,054	937,884
Delphi Automotive PLC		11,355	770,550
Essentra PLC	(b)	77,000	1,122,182
Howden Joinery Group PLC	(b)	137,965	856,779
InterContinental Hotels Group PLC	(b)	40,245	1,295,490
John Wood Group PLC	(b)	88,702	1,135,584
Jupiter Fund Management PLC	(b)	165,000	1,103,987
Monitise PLC	(a)(b)	400,000	474,027
Rightmove PLC	(b)	35,434	1,559,261
Schroders PLC	(b)	20,000	867,389
Soco International PLC	(b)	139,373	921,122
Telecity Group PLC	(b)	54,238	632,035
Travis Perkins PLC	(b)	25,000	787,194
Vectura Group PLC	(a)(c)	148,000	378,126
			19,582,924
Japan - 15.1%
Aisin Seiki Co. Ltd.	(b)	17,400	628,080
Daifuku Co. Ltd.	(b)	50,500	623,772
Don Quijote Holdings Co. Ltd.	(b)	12,900	666,009
Ebara Corp.	(b)	84,000	526,212
JGC Corp.	(b)	18,000	625,309
Kakaku.com, Inc.	(b)	53,000	861,661
Kanamoto Co. Ltd.	(b)	18,000	526,725
LIXIL Group Corp.	(b)	14,300	394,603
MISUMI Group, Inc.	(b)	21,000	581,881
NGK Spark Plug Co. Ltd.	(b)	21,000	471,912
Nihon Kohden Corp.	(b)	19,000	756,694
NSK Ltd.	(b)	59,000	605,189
Park24 Co. Ltd.	(b)	34,800	661,240
Ryohin Keikaku Co. Ltd.	(b)	6,000	578,512
Shionogi & Co. Ltd.	(b)	37,300	689,565
Ship Healthcare Holdings, Inc.	(b)	22,400	858,587
THK Co. Ltd.	(b)	26,100	585,092
Yaskawa Electric Corp.	(b)	62,000	856,572
			11,497,615
France - 7.9%
Accor SA	(b)	10,283	526,253
Criteo SA - ADR	(a)	10,586	429,262
Edenred	(b)	25,965	814,509
Ingenico	(b)	9,000	841,168
JCDecaux SA	(b)	19,436	850,626
Publicis Groupe SA	(b)	7,834	707,262
Teleperformance	(b)	11,500	666,385
Zodiac Aerospace	(b)	33,310	1,176,880
			6,012,345
Germany - 7.9%
GEA Group AG	(b)	17,022	777,687
Gerresheimer AG	(b)	11,129	722,399
HeidelbergCement AG	(b)	8,249	707,033
MorphoSys AG	(a)(b)	4,800	446,397
Rheinmetall AG	(b)	14,636	1,030,469
SAF-Holland SA	(a)(b)	32,032	498,689
Wirecard AG	(b)	43,876	1,821,806
			6,004,480
Italy - 7.1%
Azimut Holding SpA	(b)	51,843	1,852,001
Banca Generali SpA	(b)	25,000	825,501
Brembo SpA	(b)	14,000	529,961
Mediolanum SpA	(b)	85,500	806,961
Yoox SpA	(a)(b)	39,900	1,365,186
			5,379,610
Hong Kong - 5.8%
Beijing Enterprises Water Group Ltd.	(c)	774,000	539,849
Brilliance China Automotive Holdings Ltd.	(b)	668,000	1,023,606
China Everbright International Ltd.	(b)	668,000	917,188
Shun Tak Holdings Ltd.	(b)	1,700,000	878,790
Techtronic Industries Co.	(b)	189,000	530,145
Xinyi Glass Holdings Ltd.	(b)	700,000	571,037
			4,460,615
United States - 3.6%
Catamaran Corp.	(a)	4,500	201,420
Invesco Ltd.		22,533	833,721
Nexteer Automotive Group Ltd.	(a)(b)	735,000	575,462
Samsonite International SA	(b)	370,000	1,146,340
			2,756,943
Denmark - 1.7%
Pandora A/S	(b)	13,500	890,977
Rockwool International A/S	(b)	1,950	378,624
			1,269,601
Panama - 1.6%
Copa Holdings SA		8,400	1,219,596
Singapore - 1.5%
Ezion Holdings Ltd.	(b)	682,800	1,174,623
Canada - 1.5%
Dollarama, Inc.		14,951	1,139,008
Linamar Corp.		500	23,067
			1,162,075
Switzerland - 1.4%
Adecco SA	(b)	9,424	784,324
Cembra Money Bank AG	(a)(b)	3,750	255,472
			1,039,796
South Korea - 1.3%
Hotel Shilla Co. Ltd.	(b)	11,960	968,636
Israel - 1.1%
NICE Systems Ltd. - ADR		19,600	875,336
Sweden - 1.1%
Getinge AB	(b)	12,000	338,800
Swedish Orphan Biovitrum AB	(a)(b)	45,000	493,785
			832,585
Luxembourg - 1.0%
Eurofins Scientific SE	(b)	2,587	773,315
Mexico - 0.9%
Grupo Aeroportuario del Sureste SAB de CV - ADR		5,700	699,048
Norway - 0.8%
Schibsted ASA	(b)	9,600	595,167
Ireland - 0.8%
Grafton Group PLC	(b)	55,000	592,840
Netherlands - 0.8%
Koninklijke DSM NV	(b)	8,500	582,995
China - 0.6%
China ZhengTong Auto Services Holdings Ltd.	(a)(b)	850,000	473,810
Total Common Stocks (Cost $47,834,109)			$67,953,955

Exchange Traded Funds - 1.2%		Shares	Value
iShares MSCI Japan ETF		82,000	$929,060
Total Exchange Traded Funds (Cost $896,662)			$929,060

Money Market Funds - 10.1%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		3,782,929	$3,782,929
State Street Institutional U.S. Government Money Market Fund
Institutional Class		3,910,528	3,910,528
Total Money Market Funds (Cost $7,693,457)			$7,693,457

Total Investments - 100.5.% (Cost $56,424,228)	(d)		$76,576,472
Liabilities in Excess of Other Assets - (0.5)%			(378,604)
Net Assets - 100.0%			$76,197,868

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $59,840,077, or 78.5% of the Portfolio's net assets.
(c) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $1,922,870, or 2.5% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

Sector Classifications (Common stocks): (Percent of net assets)
Consumer Discretionary	28.6%
Industrials	24.2%
Financials	10.5%
Information Technology	9.2%
Health Care	7.4%
Materials	4.4%
Energy	4.2%
Utilities	0.7%
89.2%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Aggressive Growth Portfolio

Schedule of Investments		March 31, 2014 (Unaudited)

Common Stocks - 99.3%		Shares	Value
CONSUMER DISCRETIONARY - 26.9%
Delphi Automotive PLC (Auto Components)		17,565	$1,191,961
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	17,813	460,644
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	2,875	507,351
Starbucks Corp. (Hotels, Restaurants & Leisure)		8,599	630,995
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	3,468	1,167,051
priceline.com, Inc. (Internet & Catalog Retail)	(a)	851	1,014,298
Comcast Corp. Class A (Media)		14,338	717,187
Twenty-First Century Fox, Inc. Class A (Media)		35,471	1,134,008
Lowe's Cos., Inc. (Specialty Retail)		26,643	1,302,843
TJX Cos., Inc. / The (Specialty Retail)		16,497	1,000,543
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	7,193	378,280
Prada SpA (Textiles, Apparel & Luxury Goods)	(b)	86,300	675,772
			10,180,933
CONSUMER STAPLES - 1.8%
Monster Beverage Corp. (Beverages)	(a)	9,757	677,624
FINANCIALS - 11.7%
PacWest Bancorp (Banks)		21,066	906,049
U.S. Bancorp (Banks)		28,399	1,217,181
IntercontinentalExchange Group, Inc. (Diversified Financial Svs.)		4,171	825,149
Crown Castle International Corp. (Real Estate Investment Trusts)		19,747	1,456,934
			4,405,313
HEALTH CARE - 20.8%
Celgene Corp. (Biotechnology)	(a)	7,974	1,113,170
Gilead Sciences, Inc. (Biotechnology)	(a)	16,954	1,201,360
Medivation, Inc. (Biotechnology)	(a)	8,783	565,362
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	15,952	1,197,836
athenahealth, Inc. (Health Care Technology)	(a)	6,266	1,004,064
Endo International PLC (Pharmaceuticals)	(a)	19,341	1,327,760
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	4,852	639,639
Zoetis, Inc. (Pharmaceuticals)		28,824	834,166
			7,883,357
INDUSTRIALS - 9.5%
Precision Castparts Corp. (Aerospace & Defense)		6,466	1,634,346
Cummins, Inc. (Machinery)		3,225	480,493
Canadian Pacific Railway Ltd. (Road & Rail)		9,855	1,482,488
			3,597,327
INFORMATION TECHNOLOGY - 22.5%
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		4,853	444,777
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		12,439	748,952
CoStar Group, Inc. (Internet Software & Svs.)	(a)	5,422	1,012,504
Google, Inc. Class A (Internet Software & Svs.)	(a)	1,902	2,119,798
LinkedIn Corp. (Internet Software & Svs.)	(a)	1,782	329,563
Yahoo!, Inc. (Internet Software & Svs.)	(a)	15,444	554,440
Youku Tudou, Inc. - ADR (Internet Software & Svs.)	(a)	7,056	197,850
MasterCard, Inc. Class A (IT Svs.)		18,434	1,377,020
ARM Holdings PLC - ADR (Semiconductors & Equip.)		20,841	1,062,266
Salesforce.com, Inc. (Software)	(a)	11,891	678,857
			8,526,027
MATERIALS - 3.2%
Monsanto Co. (Chemicals)		10,690	1,216,201
TELECOMMUNICATION SERVICES - 2.9%
Iliad SA (Diversified Telecom. Svs.)	(c)	2,310	666,074
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		12,672	418,556
			1,084,630
Total Common Stocks (Cost $29,765,516)			$37,571,412

Money Market Funds - 0.7%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		256,000	$256,000
Total Money Market Funds (Cost $256,000)			$256,000

Total Investments - 100.0% (Cost $30,021,516)	(d)		$37,827,412
Liabilities in Excess of Other Assets - (0.0)%			(4,505)
Net Assets - 100.0%			$37,822,907

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $675,772, or 1.8% of the Portfolio's net assets.
(c) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $666,074, or 1.8% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Small Cap Growth Portfolio

Schedule of Investments		March 31, 2014 (Unaudited)

Common Stocks - 98.6%		Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Ascent Capital Group, Inc. Class A (Diversified Consumer Svs.)	(a)	6,698	$506,034
Biglari Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	3,398	1,656,491
Diamond Resorts International, Inc. (Hotels, Restaurants & Leisure)	(a)	53,161	901,079
Popeyes Louisiana Kitchen, Inc. (Hotels, Restaurants & Leisure)	(a)	21,220	862,381
SodaStream International Ltd.. (Household Durables)	(a)	19,498	859,862
Coupons.com, Inc. (Internet & Catalog Retail)	(a)	11,676	287,813
HomeAway, Inc. (Internet & Catalog Retail)	(a)	11,624	437,876
Arctic Cat, Inc. (Leisure Products)		16,885	806,934
National CineMedia, Inc. (Media)		77,527	1,162,905
SFX Entertainment, Inc. (Media)	(a)	51,132	360,481
Gordmans Stores, Inc. (Multiline Retail)		14,989	81,840
Hibbett Sports, Inc. (Specialty Retail)	(a)	24,733	1,307,881
Monro Muffler Brake, Inc. (Specialty Retail)		233	13,253
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		30,747	2,387,504
Vince Holding Corp. (Textiles, Apparel & Luxury Goods)	(a)	18,991	500,603
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		72,420	2,067,591
			14,200,528
CONSUMER STAPLES - 1.2%
Casey's General Stores, Inc. (Food & Staples Retailing)		10,975	741,800
WhiteWave Foods Co. / The Class A (Food Products)	(a)	17,648	503,674
			1,245,474
ENERGY - 5.4%
Dresser-Rand Group, Inc. (Energy Equip. & Svs.)	(a)	19,080	1,114,463
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	10,489	1,175,817
DCP Midstream Partners LP (Oil, Gas & Consumable Fuels)		29,907	1,498,341
Midcoast Energy Partners LP (Oil, Gas & Consumable Fuels)		30,417	628,111
Phillips 66 Partners LP (Oil, Gas & Consumable Fuels)	(a)	12,234	594,205
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		5,256	521,711
			5,532,648
FINANCIALS - 8.0%
Bank of the Ozarks, Inc. (Banks)		12,490	850,069
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		7,040	452,320
Financial Engines, Inc. (Capital Markets)		8,513	432,290
FXCM, Inc. Class A (Capital Markets)		34,189	504,971
LPL Financial Holdings, Inc. (Capital Markets)		25,457	1,337,511
WisdomTree Investments, Inc. (Capital Markets)	(a)	37,780	495,674
MarketAxess Holdings, Inc. (Diversified Financial Svs.)		6,165	365,091
MSCI, Inc. (Diversified Financial Svs.)	(a)	26,223	1,128,113
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		12,362	1,464,897
RE/MAX Holdings, Inc. (Real Estate Mgmt. & Development)	(a)	15,572	448,941
St. Joe Co. / The (Real Estate Mgmt. & Development)	(a)	36,541	703,414
			8,183,291
HEALTH CARE - 17.4%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	15,967	388,477
Alkermes PLC (Biotechnology)	(a)	14,685	647,462
Dicerna Pharmaceuticals, Inc. (Biotechnology)	(a)	14,511	409,936
Exact Sciences Corp. (Biotechnology)	(a)	27,620	391,375
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	39,551	487,268
Medivation, Inc. (Biotechnology)	(a)	7,478	481,359
NPS Pharmaceuticals, Inc. (Biotechnology)	(a)	23,040	689,587
Puma Biotechnology, Inc. (Biotechnology)	(a)	1,235	128,613
Swedish Orphan Biovitrum AB (Biotechnology)	(a)(b)	69,261	760,002
Synageva BioPharma Corp. (Biotechnology)	(a)	5,608	465,296
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	10,696	522,927
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	69,741	897,567
HeartWare International, Inc. (Health Care Equip. & Supplies)	(a)	4,918	461,210
LDR Holding Corp. (Health Care Equip. & Supplies)	(a)	30,531	1,048,129
Masimo Corp. (Health Care Equip. & Supplies)	(a)	43,785	1,195,768
Novadaq Technologies, Inc. (Health Care Equip. & Supplies)	(a)	59,039	1,315,389
Quidel Corp. (Health Care Equip. & Supplies)	(a)	42,544	1,161,451
Volcano Corp. (Health Care Equip. & Supplies)	(a)	17,500	344,925
Zeltiq Aesthetics, Inc. (Health Care Equip. & Supplies)	(a)	20,989	411,594
Capital Senior Living Corp. (Health Care Providers & Svs.)	(a)	25,518	663,213
ExamWorks Group, Inc. (Health Care Providers & Svs.)	(a)	18,980	664,490
athenahealth, Inc. (Health Care Technology)	(a)	5,690	911,766
HMS Holdings Corp. (Health Care Technology)	(a)	19,891	378,924
Techne Corp. (Life Sciences Tools & Svs.)		10,783	920,545
Akorn, Inc. (Pharmaceuticals)	(a)	17,527	385,594
Mallinckrodt PLC (Pharmaceuticals)	(a)	12,777	810,190
MediWound Ltd. (Pharmaceuticals)	(a)	19,249	277,378
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)	23,324	635,579
			17,856,014
INDUSTRIALS - 20.3%
HEICO Corp. Class A (Aerospace & Defense)		51,122	2,219,206
Sparton Corp. (Aerospace & Defense)	(a)	13,085	383,129
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	38,136	1,525,059
Heritage-Crystal Clean, Inc. (Commercial Svs. & Supplies)	(a)	36,831	667,746
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)		48,613	1,173,032
SP Plus Corp. (Commercial Svs. & Supplies)	(a)	63,322	1,663,469
GrafTech International Ltd. (Electrical Equip.)	(a)	116,427	1,271,383
Polypore International, Inc. (Electrical Equip.)	(a)	30,119	1,030,371
Kennametal, Inc. (Machinery)		38,853	1,721,188
Nordson Corp. (Machinery)		16,179	1,140,458
Tennant Co. (Machinery)		9,644	632,839
Wabtec Corp. (Machinery)		22,864	1,771,960
Corporate Executive Board Co. / The (Professional Svs.)		12,343	916,221
Paylocity Holding Corp. (Professional Svs.)	(a)	8,216	197,595
Landstar System, Inc. (Road & Rail)		13,957	826,533
Old Dominion Freight Line, Inc. (Road & Rail)	(a)	21,726	1,232,733
Saia, Inc. (Road & Rail)	(a)	18,338	700,695
WESCO International, Inc. (Trading Companies & Distributors)	(a)	20,889	1,738,383
			20,812,000
INFORMATION TECHNOLOGY - 30.8%
Belden, Inc. (Electronic Equip., Instr. & Comp.)		14,753	1,026,809
CTS Corp. (Electronic Equip., Instr. & Comp.)		41,555	867,668
DTS, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,302	104,768
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	6,474	460,172
Measurement Specialties, Inc. (Electronic Equip., Instr. & Comp.)	(a)	29,720	2,016,502
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		23,515	674,645
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	9,703	580,822
Amber Road, Inc. (Internet Software & Svs.)	(a)	2,496	38,438
ChannelAdvisor Corp. (Internet Software & Svs.)	(a)	11,623	438,652
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	11,891	569,222
CoStar Group, Inc. (Internet Software & Svs.)	(a)	3,448	643,880
Envestnet, Inc. (Internet Software & Svs.)	(a)	10,059	404,171
j2 Global, Inc. (Internet Software & Svs.)		12,673	634,284
Vistaprint NV (Internet Software & Svs.)	(a)	26,168	1,287,989
Zillow, Inc. Class A (Internet Software & Svs.)	(a)	9,083	800,212
Broadridge Financial Solutions, Inc. (IT Svs.)		50,123	1,861,568
Euronet Worldwide, Inc. (IT Svs.)	(a)	27,989	1,164,062
MAXIMUS, Inc. (IT Svs.)		23,253	1,043,130
WEX, Inc. (IT Svs.)	(a)	9,243	878,547
Atmel Corp. (Semiconductors & Equip.)	(a)	212,151	1,773,582
Advent Software, Inc. (Software)		35,362	1,038,228
Blackbaud, Inc. (Software)		59,165	1,851,864
Cadence Design Systems, Inc. (Software)	(a)	124,819	1,939,687
FleetMatics Group PLC (Software)	(a)	16,872	564,368
Guidewire Software, Inc. (Software)	(a)	12,495	612,880
NICE Systems Ltd. - ADR (Software)		28,874	1,289,513
RealPage, Inc. (Software)	(a)	82,839	1,504,356
Solera Holdings, Inc. (Software)		27,237	1,725,192
SS&C Technologies Holdings, Inc. (Software)	(a)	74,988	3,001,020
Tyler Technologies, Inc. (Software)	(a)	4,928	412,375
Stratasys Ltd. (Tech. Hardware, Storage & Periph.)	(a)	3,522	373,649
			31,582,255
MATERIALS - 1.3%
Sensient Technologies Corp. (Chemicals)		22,533	1,271,086
TELECOMMUNICATION SERVICES - 0.3%
RingCentral, Inc. Class A (Wireless Telecom. Svs.)	(a)	16,121	291,790
Total Common Stocks (Cost $90,546,376)			$100,975,086

Total Investments - 98.6% (Cost $90,546,376)	(c)		$100,975,086
Other Assets in Excess of Liabilities - 1.4%			1,462,532
Net Assets - 100.0%			$102,437,618

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $760,002, or 0.7% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Mid Cap Opportunity Portfolio

Schedule of Investments		March 31, 2014 (Unaudited)

Common Stocks - 99.0%		Shares	Value
CONSUMER DISCRETIONARY - 24.3%
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	2,332	$1,324,693
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		13,804	773,300
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	27,630	891,620
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	4,505	794,997
Tim Hortons, Inc. (Hotels, Restaurants & Leisure)		17,454	965,381
Toll Brothers, Inc. (Household Durables)	(a)	10,966	393,679
Discovery Communications, Inc. Class A (Media)	(a)	9,635	796,814
Scripps Networks Interactive, Inc. Class A (Media)		12,889	978,404
Dollar General Corp. (Multiline Retail)	(a)	33,331	1,849,204
Dick's Sporting Goods, Inc. (Specialty Retail)		17,091	933,340
Five Below, Inc. (Specialty Retail)	(a)	24,693	1,048,959
L Brands, Inc. (Specialty Retail)		28,873	1,639,120
PetSmart, Inc. (Specialty Retail)		15,200	1,047,128
Restoration Hardware Holdings, Inc. (Specialty Retail)	(a)	9,161	674,158
Tiffany & Co. (Specialty Retail)		8,128	700,227
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	7,425	591,995
Kate Spade & Co. (Textiles, Apparel & Luxury Goods)	(a)	39,508	1,465,352
PVH Corp. (Textiles, Apparel & Luxury Goods)		13,038	1,626,751
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		5,604	901,852
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	2,902	332,685
V.F. Corp. (Textiles, Apparel & Luxury Goods)		11,732	725,976
			20,455,635
CONSUMER STAPLES - 6.6%
Whole Foods Market, Inc. (Food & Staples Retailing)		24,027	1,218,409
Hain Celestial Group, Inc. / The (Food Products)	(a)	14,895	1,362,446
Keurig Green Mountain, Inc. (Food Products)		3,446	363,863
McCormick & Co., Inc. (Food Products)		9,268	664,886
TreeHouse Foods, Inc. (Food Products)	(a)	12,138	873,815
Church & Dwight Co., Inc. (Household Products)		15,034	1,038,398
			5,521,817
ENERGY - 5.6%
Cameron International Corp. (Energy Equip. & Svs.)	(a)	16,394	1,012,657
Core Laboratories NV (Energy Equip. & Svs.)		2,937	582,818
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	10,490	1,175,929
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	6,873	430,250
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		2,752	515,009
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	13,778	956,055
			4,672,718
FINANCIALS - 10.8%
First Republic Bank (Banks)		20,702	1,117,701
T. Rowe Price Group, Inc. (Capital Markets)		17,305	1,425,067
SLM Corp. (Consumer Finance)		61,492	1,505,324
IntercontinentalExchange Group, Inc. (Diversified Financial Svs.)		6,822	1,349,596
MSCI, Inc. (Diversified Financial Svs.)	(a)	19,855	854,162
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	79,993	2,194,208
MGIC Investment Corp. (Thrifts & Mortgage Finance)	(a)	77,756	662,481
			9,108,539
HEALTH CARE - 17.4%
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	3,747	255,583
Cepheid, Inc. (Biotechnology)	(a)	14,515	748,684
Incyte Corp. Ltd. (Biotechnology)	(a)	5,915	316,571
Medivation, Inc. (Biotechnology)	(a)	6,423	413,449
Pharmacyclics, Inc. (Biotechnology)	(a)	4,840	485,065
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,622	487,054
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	10,893	770,353
CareFusion Corp. (Health Care Equip. & Supplies)	(a)	24,315	977,949
C.R. Bard, Inc. (Health Care Equip. & Supplies)		10,881	1,610,170
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	8,640	1,031,357
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	7,798	483,320
HMS Holdings Corp. (Health Care Technology)	(a)	42,597	811,473
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		30,121	1,684,366
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	2,382	561,390
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		15,145	682,434
Actavis plc (Pharmaceuticals)	(a)	4,695	966,466
Mylan, Inc. (Pharmaceuticals)	(a)	23,964	1,170,162
Shire PLC - ADR (Pharmaceuticals)		4,851	720,519
Zoetis, Inc. (Pharmaceuticals)		14,372	415,926
			14,592,291
INDUSTRIALS - 12.6%
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		14,131	410,647
Waste Connections, Inc. (Commercial Svs. & Supplies)		14,772	647,900
Quanta Services, Inc. (Construction & Engineering)	(a)	23,305	859,954
AMETEK, Inc. (Electrical Equip.)		16,231	835,734
Hubbell, Inc. Class B (Electrical Equip.)		10,915	1,308,381
Roper Industries, Inc. (Electrical Equip.)		3,386	452,065
Sensata Technologies Holding NV (Electrical Equip.)	(a)	42,544	1,814,076
Graco, Inc. (Machinery)		20,494	1,531,722
Kennametal, Inc. (Machinery)		21,679	960,380
Kansas City Southern (Road & Rail)		4,711	480,805
W.W. Grainger, Inc. (Trading Companies & Distributors)		4,970	1,255,720
			10,557,384
INFORMATION TECHNOLOGY - 13.0%
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		13,777	1,262,662
Equinix, Inc. (Internet Software & Svs.)	(a)	10,039	1,855,609
LinkedIn Corp. (Internet Software & Svs.)	(a)	6,654	1,230,591
Pandora Media, Inc. (Internet Software & Svs.)	(a)	24,142	731,985
FleetCor Technologies, Inc. (IT Svs.)	(a)	10,796	1,242,620
Altera Corp. (Semiconductors & Equip.)		28,984	1,050,380
Linear Technology Corp. (Semiconductors & Equip.)		16,575	807,037
Xilinx, Inc. (Semiconductors & Equip.)		33,577	1,822,224
Guidewire Software, Inc. (Software)	(a)	8,259	405,104
ServiceNow, Inc. (Software)	(a)	9,213	552,043
			10,960,255
MATERIALS - 5.1%
Airgas, Inc. (Chemicals)		11,963	1,274,179
Ecolab, Inc. (Chemicals)		5,702	615,759
International Flavors & Fragrances, Inc. (Chemicals)		12,468	1,192,814
Sherwin-Williams Co. / The (Chemicals)		6,333	1,248,424
			4,331,176
TELECOMMUNICATION SERVICES - 3.6%
tw telecom, Inc. (Diversified Telecom. Svs.)	(a)	33,439	1,045,303
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	22,228	2,021,859
			3,067,162
Total Common Stocks (Cost $63,018,621)			$83,266,977

Money Market Funds - 0.6%		Shares	Value
Fidelity Institutional Money Market Funds
Prime Money Market Portfolio - Class I		488,000	$488,000
Total Money Market Funds (Cost $488,000)			$488,000

Total Investments - 99.6% (Cost $63,506,621)	(b)		$83,754,977
Other Assets in Excess of Liabilities - 0.4%			324,852
Net Assets - 100.0%			$84,079,829

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		S&P 500® Index Portfolio

Schedule of Investments		March 31, 2014 (Unaudited)

Common Stocks - 95.5%		Shares	Value
CONSUMER DISCRETIONARY - 11.5%
BorgWarner, Inc. (Auto Components)		4,300	$264,321
Delphi Automotive PLC (Auto Components)		5,200	352,872
Goodyear Tire & Rubber Co. / The (Auto Components)		4,600	120,198
Johnson Controls, Inc. (Auto Components)		12,400	586,768
Ford Motor Co. (Automobiles)		73,887	1,152,637
General Motors Co. (Automobiles)		24,400	839,848
Harley-Davidson, Inc. (Automobiles)		4,100	273,101
Genuine Parts Co. (Distributors)		2,900	251,865
Graham Holdings Co. Class B (Diversified Consumer Svs.)		75	52,781
H&R Block, Inc. (Diversified Consumer Svs.)		5,100	153,969
Carnival Corp. (Hotels, Restaurants & Leisure)		8,200	310,452
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	600	340,830
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,500	126,900
International Game Technology (Hotels, Restaurants & Leisure)		4,600	64,676
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		4,146	232,259
McDonald's Corp. (Hotels, Restaurants & Leisure)		18,500	1,813,555
Starbucks Corp. (Hotels, Restaurants & Leisure)		14,200	1,041,996
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)		3,600	286,560
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		2,360	172,823
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		1,500	333,225
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		8,300	625,737
D.R. Horton, Inc. (Household Durables)		5,300	114,745
Garmin Ltd. (Household Durables)		2,300	127,098
Harman International Industries, Inc. (Household Durables)		1,300	138,320
Leggett & Platt, Inc. (Household Durables)		2,600	84,864
Lennar Corp. Class A (Household Durables)		3,300	130,746
Mohawk Industries, Inc. (Household Durables)	(a)	1,100	149,578
Newell Rubbermaid, Inc. (Household Durables)		5,200	155,480
PulteGroup, Inc. (Household Durables)		6,450	123,776
Whirlpool Corp. (Household Durables)		1,455	217,464
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	7,000	2,355,640
Expedia, Inc. (Internet & Catalog Retail)		1,900	137,750
Netflix, Inc. (Internet & Catalog Retail)	(a)	1,100	387,233
priceline.com, Inc. (Internet & Catalog Retail)	(a)	975	1,162,093
TripAdvisor, Inc. (Internet & Catalog Retail)	(a)	2,100	190,239
Hasbro, Inc. (Leisure Products)		2,200	122,364
Mattel, Inc. (Leisure Products)		6,400	256,704
Cablevision Systems Corp. Class A (Media)		4,000	67,480
CBS Corp. Class B (Media)		10,350	639,630
Comcast Corp. Class A (Media)		48,853	2,443,627
DIRECTV (Media)	(a)	8,900	680,138
Discovery Communications, Inc. Class A (Media)	(a)	4,200	347,340
Gannett Co., Inc. (Media)		4,300	118,680
Interpublic Group of Cos., Inc. / The (Media)		7,923	135,800
News Corp. Class A (Media)	(a)	9,375	161,438
Omnicom Group, Inc. (Media)		4,800	348,480
Scripps Networks Interactive, Inc. Class A (Media)		2,100	159,411
Time Warner Cable, Inc. (Media)		5,232	717,726
Time Warner, Inc. (Media)		16,766	1,095,323
Twenty-First Century Fox, Inc. Class A (Media)		36,400	1,163,708
Viacom, Inc. Class B (Media)		7,450	633,175
Walt Disney Co. / The (Media)		30,500	2,442,135
Dollar General Corp. (Multiline Retail)	(a)	5,500	305,140
Dollar Tree, Inc. (Multiline Retail)	(a)	3,900	203,502
Family Dollar Stores, Inc. (Multiline Retail)		1,800	104,418
Kohl's Corp. (Multiline Retail)		3,800	215,840
Macy's, Inc. (Multiline Retail)		6,876	407,678
Nordstrom, Inc. (Multiline Retail)		2,700	168,615
Target Corp. (Multiline Retail)		11,800	714,018
AutoNation, Inc. (Specialty Retail)	(a)	1,200	63,876
AutoZone, Inc. (Specialty Retail)	(a)	625	335,688
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	4,000	275,200
Best Buy Co., Inc. (Specialty Retail)		5,075	134,031
CarMax, Inc. (Specialty Retail)	(a)	4,200	196,560
GameStop Corp. Class A (Specialty Retail)		2,200	90,420
Gap, Inc. / The (Specialty Retail)		4,950	198,297
Home Depot, Inc. / The (Specialty Retail)		26,400	2,089,032
L Brands, Inc. (Specialty Retail)		4,600	261,142
Lowe's Cos., Inc. (Specialty Retail)		19,600	958,440
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,000	296,780
PetSmart, Inc. (Specialty Retail)		1,900	130,891
Ross Stores, Inc. (Specialty Retail)		4,000	286,200
Staples, Inc. (Specialty Retail)		12,200	138,348
Tiffany & Co. (Specialty Retail)		2,100	180,915
TJX Cos., Inc. / The (Specialty Retail)		13,300	806,645
Tractor Supply Co. (Specialty Retail)		2,600	183,638
Urban Outfitters, Inc. (Specialty Retail)	(a)	2,000	72,940
Coach, Inc. (Textiles, Apparel & Luxury Goods)		5,200	258,232
Fossil Group, Inc. (Textiles, Apparel & Luxury Goods)	(a)	900	104,949
Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	3,400	317,118
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		13,900	1,026,654
PVH Corp. (Textiles, Apparel & Luxury Goods)		1,500	187,155
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,100	177,023
V.F. Corp. (Textiles, Apparel & Luxury Goods)		6,600	408,408
			37,703,351
CONSUMER STAPLES - 9.2%
Beam, Inc. (Beverages)		3,100	258,230
Brown-Forman Corp. Class B (Beverages)		3,075	275,797
Coca-Cola Co. / The (Beverages)		71,000	2,744,860
Coca-Cola Enterprises, Inc. (Beverages)		4,500	214,920
Constellation Brands, Inc. Class A (Beverages)	(a)	3,100	263,407
Dr Pepper Snapple Group, Inc. (Beverages)		3,700	201,502
Molson Coors Brewing Co. Class B (Beverages)		3,000	176,580
Monster Beverage Corp. (Beverages)	(a)	2,500	173,625
PepsiCo, Inc. (Beverages)		28,547	2,383,674
Costco Wholesale Corp. (Food & Staples Retailing)		8,200	915,776
CVS Caremark Corp. (Food & Staples Retailing)		22,120	1,655,903
Kroger Co. / The (Food & Staples Retailing)		9,700	423,405
Safeway, Inc. (Food & Staples Retailing)		4,300	158,842
Sysco Corp. (Food & Staples Retailing)		11,000	397,430
Walgreen Co. (Food & Staples Retailing)		16,400	1,082,892
Wal-Mart Stores, Inc. (Food & Staples Retailing)		30,300	2,315,829
Whole Foods Market, Inc. (Food & Staples Retailing)		7,000	354,970
Archer-Daniels-Midland Co. (Food Products)		12,350	535,866
Campbell Soup Co. (Food Products)		3,400	152,592
ConAgra Foods, Inc. (Food Products)		7,900	245,137
General Mills, Inc. (Food Products)		11,700	606,294
Hershey Co. / The (Food Products)		2,800	292,320
Hormel Foods Corp. (Food Products)		2,500	123,175
J.M. Smucker Co. / The (Food Products)		1,900	184,756
Kellogg Co. (Food Products)		4,800	301,008
Keurig Green Mountain, Inc. (Food Products)		2,400	253,416
Kraft Foods Group, Inc. (Food Products)		11,125	624,112
McCormick & Co., Inc. (Food Products)		2,500	179,350
Mead Johnson Nutrition Co. (Food Products)		3,751	311,858
Mondelez International, Inc. Class A (Food Products)		31,876	1,101,316
Tyson Foods, Inc. Class A (Food Products)		5,000	220,050
Clorox Co. / The (Household Products)		2,400	211,224
Colgate-Palmolive Co. (Household Products)		16,400	1,063,868
Kimberly-Clark Corp. (Household Products)		7,100	782,775
Procter & Gamble Co. / The (Household Products)		50,822	4,096,253
Avon Products, Inc. (Personal Products)		8,100	118,584
Estee Lauder Cos., Inc. / The Class A (Personal Products)		4,800	321,024
Altria Group, Inc. (Tobacco)		37,300	1,396,139
Lorillard, Inc. (Tobacco)		6,791	367,257
Philip Morris International, Inc. (Tobacco)		29,700	2,431,539
Reynolds American, Inc. (Tobacco)		5,800	309,836
			30,227,391
ENERGY - 9.7%
Baker Hughes, Inc. (Energy Equip. & Svs.)		8,141	529,328
Cameron International Corp. (Energy Equip. & Svs.)	(a)	4,100	253,257
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)		1,300	63,388
Ensco PLC Class A (Energy Equip. & Svs.)		4,400	232,232
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	4,400	230,076
Halliburton Co. (Energy Equip. & Svs.)		15,900	936,351
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		2,000	215,120
Nabors Industries Ltd. (Energy Equip. & Svs.)		4,900	120,785
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		8,000	622,960
Noble Corp. PLC (Energy Equip. & Svs.)		4,800	157,152
Rowan Cos. PLC Class A (Energy Equip. & Svs.)	(a)	2,300	77,464
Schlumberger Ltd. (Energy Equip. & Svs.)		24,447	2,383,582
Transocean Ltd. (Energy Equip. & Svs.)		6,400	264,576
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		9,400	796,744
Apache Corp. (Oil, Gas & Consumable Fuels)		7,372	611,507
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		7,900	267,652
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		9,500	243,390
Chevron Corp. (Oil, Gas & Consumable Fuels)		35,738	4,249,606
ConocoPhillips (Oil, Gas & Consumable Fuels)		23,000	1,618,050
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		4,300	171,785
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)		6,700	109,880
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		7,200	481,896
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		5,150	1,010,275
EQT Corp. (Oil, Gas & Consumable Fuels)		2,800	271,516
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		80,964	7,908,564
Hess Corp. (Oil, Gas & Consumable Fuels)		5,100	422,688
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		12,573	408,497
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		13,020	462,470
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		5,560	483,942
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		3,200	201,152
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	2,600	81,536
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		6,700	475,968
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		14,900	1,419,821
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		3,900	231,075
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		5,100	83,334
Phillips 66 (Oil, Gas & Consumable Fuels)		11,050	851,513
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		2,700	505,278
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		3,400	100,096
Range Resources Corp. (Oil, Gas & Consumable Fuels)		3,100	257,207
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	6,600	303,666
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)		12,518	462,415
Tesoro Corp. (Oil, Gas & Consumable Fuels)		2,500	126,475
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		10,000	531,000
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		12,800	519,424
			31,754,693
FINANCIALS - 15.7%
Bank of America Corp. (Banks)		197,927	3,404,344
BB&T Corp. (Banks)		13,300	534,261
Citigroup, Inc. (Banks)		56,836	2,705,394
Comerica, Inc. (Banks)		3,400	176,120
Fifth Third Bancorp (Banks)		15,950	366,053
Huntington Bancshares, Inc. (Banks)		15,600	155,532
JPMorgan Chase & Co. (Banks)		70,943	4,306,950
KeyCorp (Banks)		16,700	237,808
M&T Bank Corp. (Banks)		2,500	303,250
PNC Financial Services Group, Inc. / The (Banks)		10,042	873,654
Regions Financial Corp. (Banks)		26,575	295,248
SunTrust Banks, Inc. (Banks)		10,000	397,900
U.S. Bancorp (Banks)		34,190	1,465,383
Wells Fargo & Co. (Banks)		89,713	4,462,325
Zions Bancorporation (Banks)		3,500	108,430
Ameriprise Financial, Inc. (Capital Markets)		3,580	394,051
Bank of New York Mellon Corp. / The (Capital Markets)		21,311	752,065
BlackRock, Inc. (Capital Markets)		2,400	754,752
Charles Schwab Corp. / The (Capital Markets)		21,900	598,527
E*TRADE Financial Corp. (Capital Markets)	(a)	5,390	124,078
Franklin Resources, Inc. (Capital Markets)		7,600	411,768
Goldman Sachs Group, Inc. / The (Capital Markets)		7,850	1,286,222
Invesco Ltd. (Capital Markets)		8,100	299,700
Legg Mason, Inc. (Capital Markets)		2,000	98,080
Morgan Stanley (Capital Markets)		26,300	819,771
Northern Trust Corp. (Capital Markets)		4,200	275,352
State Street Corp. (Capital Markets)		8,100	563,355
T. Rowe Price Group, Inc. (Capital Markets)		4,900	403,515
American Express Co. (Consumer Finance)		17,100	1,539,513
Capital One Financial Corp. (Consumer Finance)		10,773	831,245
Discover Financial Services (Consumer Finance)		8,850	514,981
SLM Corp. (Consumer Finance)		8,000	195,840
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	33,691	4,210,364
CME Group, Inc. (Diversified Financial Svs.)		5,875	434,809
IntercontinentalExchange Group, Inc. (Diversified Financial Svs.)		2,132	421,774
Leucadia National Corp. (Diversified Financial Svs.)		5,900	165,200
McGraw Hill Financial, Inc. (Diversified Financial Svs.)		5,100	389,130
Moody's Corp. (Diversified Financial Svs.)		3,500	277,620
NASDAQ OMX Group, Inc. / The (Diversified Financial Svs.)		2,200	81,268
ACE Ltd. (Insurance)		6,300	624,078
Aflac, Inc. (Insurance)		8,500	535,840
Allstate Corp. / The (Insurance)		8,400	475,272
American International Group, Inc. (Insurance)		27,395	1,370,024
Aon PLC (Insurance)		5,600	471,968
Assurant, Inc. (Insurance)		1,300	84,448
Chubb Corp. / The (Insurance)		4,600	410,780
Cincinnati Financial Corp. (Insurance)		2,766	134,594
Genworth Financial, Inc. Class A (Insurance)	(a)	9,300	164,889
Hartford Financial Services Group, Inc. / The (Insurance)		8,400	296,268
Lincoln National Corp. (Insurance)		4,986	252,641
Loews Corp. (Insurance)		5,761	253,772
Marsh & McLennan Cos., Inc. (Insurance)		10,300	507,790
MetLife, Inc. (Insurance)		21,000	1,108,800
Principal Financial Group, Inc. (Insurance)		5,100	234,549
Progressive Corp. / The (Insurance)		10,300	249,466
Prudential Financial, Inc. (Insurance)		8,700	736,455
Torchmark Corp. (Insurance)		1,650	129,855
Travelers Cos., Inc. / The (Insurance)		6,559	558,171
Unum Group (Insurance)		4,900	173,019
XL Group PLC (Insurance)		5,200	162,500
American Tower Corp. (Real Estate Investment Trusts)		7,400	605,838
Apartment Investment & Management Co. Class A (Real Estate Investment Trusts)		2,773	83,800
AvalonBay Communities, Inc. (Real Estate Investment Trusts)		2,231	292,975
Boston Properties, Inc. (Real Estate Investment Trusts)		2,900	332,137
Crown Castle International Corp. (Real Estate Investment Trusts)		6,300	464,814
Equity Residential (Real Estate Investment Trusts)		6,300	365,337
General Growth Properties, Inc. (Real Estate Investment Trusts)		9,800	215,600
HCP, Inc. (Real Estate Investment Trusts)		8,600	333,594
Health Care REIT, Inc. (Real Estate Investment Trusts)		5,400	321,840
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)		14,202	287,448
Kimco Realty Corp. (Real Estate Investment Trusts)		7,700	168,476
Macerich Co. / The (Real Estate Investment Trusts)		2,600	162,058
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)		3,300	138,732
Prologis, Inc. (Real Estate Investment Trusts)		9,339	381,311
Public Storage (Real Estate Investment Trusts)		2,700	454,923
Simon Property Group, Inc. (Real Estate Investment Trusts)		5,862	961,368
Ventas, Inc. (Real Estate Investment Trusts)		5,500	333,135
Vornado Realty Trust (Real Estate Investment Trusts)		3,293	324,558
Weyerhaeuser Co. (Real Estate Investment Trusts)		10,963	321,764
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	5,200	142,636
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)		8,900	87,487
People's United Financial, Inc. (Thrifts & Mortgage Finance)		5,800	86,246
			51,436,888
HEALTH CARE - 12.8%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	3,700	562,881
Amgen, Inc. (Biotechnology)		14,106	1,739,834
Biogen Idec, Inc. (Biotechnology)	(a)	4,445	1,359,592
Celgene Corp. (Biotechnology)	(a)	7,600	1,060,960
Gilead Sciences, Inc. (Biotechnology)	(a)	28,800	2,040,768
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,450	435,406
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,400	311,168
Abbott Laboratories (Health Care Equip. & Supplies)		28,900	1,112,939
Baxter International, Inc. (Health Care Equip. & Supplies)		10,200	750,516
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3,600	421,488
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	24,803	335,337
CareFusion Corp. (Health Care Equip. & Supplies)	(a)	3,950	158,869
Covidien PLC (Health Care Equip. & Supplies)		8,400	618,744
C.R. Bard, Inc. (Health Care Equip. & Supplies)		1,500	221,970
DENTSPLY International, Inc. (Health Care Equip. & Supplies)		2,700	124,308
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	2,000	148,340
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	725	317,543
Medtronic, Inc. (Health Care Equip. & Supplies)		18,700	1,150,798
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		5,300	346,567
Stryker Corp. (Health Care Equip. & Supplies)		5,500	448,085
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,900	159,581
Zimmer Holdings, Inc. (Health Care Equip. & Supplies)		3,170	299,819
Aetna, Inc. (Health Care Providers & Svs.)		6,754	506,347
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4,300	282,037
Cardinal Health, Inc. (Health Care Providers & Svs.)		6,400	447,872
Cigna Corp. (Health Care Providers & Svs.)		5,100	427,023
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)	(a)	3,300	227,205
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	14,578	1,094,662
Humana, Inc. (Health Care Providers & Svs.)		2,900	326,888
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	1,600	157,136
McKesson Corp. (Health Care Providers & Svs.)		4,300	759,251
Patterson Cos., Inc. (Health Care Providers & Svs.)		1,500	62,640
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2,700	156,384
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	1,812	77,572
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		18,500	1,516,815
WellPoint, Inc. (Health Care Providers & Svs.)		5,300	527,615
Cerner Corp. (Health Care Technology)	(a)	5,500	309,375
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		6,200	346,704
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		2,100	94,626
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		7,300	877,752
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,600	173,456
AbbVie, Inc. (Pharmaceuticals)		29,800	1,531,720
Actavis PLC (Pharmaceuticals)	(a)	3,300	679,305
Allergan, Inc. (Pharmaceuticals)		5,600	694,960
Bristol-Myers Squibb Co. (Pharmaceuticals)		30,769	1,598,450
Eli Lilly & Co. (Pharmaceuticals)		18,500	1,088,910
Forest Laboratories, Inc. (Pharmaceuticals)	(a)	4,500	415,215
Hospira, Inc. (Pharmaceuticals)	(a)	3,110	134,508
Johnson & Johnson (Pharmaceuticals)		53,000	5,206,190
Merck & Co., Inc. (Pharmaceuticals)		55,094	3,127,686
Mylan, Inc. (Pharmaceuticals)	(a)	7,000	341,810
Perrigo Co. PLC (Pharmaceuticals)		2,500	386,650
Pfizer, Inc. (Pharmaceuticals)		119,610	3,841,873
Zoetis, Inc. (Pharmaceuticals)		9,400	272,036
			41,816,186
INDUSTRIALS - 10.2%
Boeing Co. / The (Aerospace & Defense)		12,800	1,606,272
General Dynamics Corp. (Aerospace & Defense)		6,100	664,412
Honeywell International, Inc. (Aerospace & Defense)		14,700	1,363,572
L-3 Communications Holdings, Inc. (Aerospace & Defense)		1,600	189,040
Lockheed Martin Corp. (Aerospace & Defense)		5,100	832,524
Northrop Grumman Corp. (Aerospace & Defense)		4,100	505,858
Precision Castparts Corp. (Aerospace & Defense)		2,700	682,452
Raytheon Co. (Aerospace & Defense)		5,900	582,861
Rockwell Collins, Inc. (Aerospace & Defense)		2,500	199,175
Textron, Inc. (Aerospace & Defense)		5,300	208,237
United Technologies Corp. (Aerospace & Defense)		15,800	1,846,072
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		2,800	146,692
Expeditors International of Washington, Inc. (Air Freight & Logistics)		3,800	150,594
FedEx Corp. (Air Freight & Logistics)		5,300	702,568
United Parcel Service, Inc. Class B (Air Freight & Logistics)		13,300	1,295,154
Delta Air Lines, Inc. (Airlines)		15,900	550,935
Southwest Airlines Co. (Airlines)		13,200	311,652
Allegion PLC (Building Products)		1,700	88,689
Masco Corp. (Building Products)		6,700	148,807
ADT Corp. / The (Commercial Svs. & Supplies)		3,450	103,328
Cintas Corp. (Commercial Svs. & Supplies)		1,900	113,259
Iron Mountain, Inc. (Commercial Svs. & Supplies)		3,184	87,783
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		3,800	98,762
Republic Services, Inc. (Commercial Svs. & Supplies)		5,080	173,533
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	1,600	181,792
Tyco International Ltd. (Commercial Svs. & Supplies)		8,600	364,640
Waste Management, Inc. (Commercial Svs. & Supplies)		8,100	340,767
Fluor Corp. (Construction & Engineering)		3,000	233,190
Jacobs Engineering Group, Inc. (Construction & Engineering)	(a)	2,500	158,750
Quanta Services, Inc. (Construction & Engineering)	(a)	4,100	151,290
AMETEK, Inc. (Electrical Equip.)		4,600	236,854
Eaton Corp. PLC (Electrical Equip.)		8,936	671,272
Emerson Electric Co. (Electrical Equip.)		13,200	881,760
Rockwell Automation, Inc. (Electrical Equip.)		2,600	323,830
Roper Industries, Inc. (Electrical Equip.)		1,900	253,669
3M Co. (Industrial Conglomerates)		11,800	1,600,788
Danaher Corp. (Industrial Conglomerates)		11,300	847,500
General Electric Co. (Industrial Conglomerates)		187,900	4,864,731
Caterpillar, Inc. (Machinery)		11,900	1,182,503
Cummins, Inc. (Machinery)		3,300	491,667
Deere & Co. (Machinery)		6,900	626,520
Dover Corp. (Machinery)		3,200	261,600
Flowserve Corp. (Machinery)		2,600	203,684
Illinois Tool Works, Inc. (Machinery)		7,300	593,709
Ingersoll-Rand PLC (Machinery)		4,800	274,752
Joy Global, Inc. (Machinery)		1,900	110,200
PACCAR, Inc. (Machinery)		6,612	445,913
Pall Corp. (Machinery)		2,100	187,887
Parker Hannifin Corp. (Machinery)		2,800	335,188
Pentair Ltd. (Machinery)		3,703	293,796
Snap-on, Inc. (Machinery)		1,100	124,828
Stanley Black & Decker, Inc. (Machinery)		2,947	239,414
Xylem, Inc. (Machinery)		3,500	127,470
Dun & Bradstreet Corp. / The (Professional Svs.)		700	69,545
Equifax, Inc. (Professional Svs.)		2,300	156,469
Nielsen Holdings NV (Professional Svs.)		5,300	236,539
Robert Half International, Inc. (Professional Svs.)		2,600	109,070
CSX Corp. (Road & Rail)		18,900	547,533
Kansas City Southern (Road & Rail)		2,100	214,326
Norfolk Southern Corp. (Road & Rail)		5,800	563,586
Ryder System, Inc. (Road & Rail)		1,000	79,920
Union Pacific Corp. (Road & Rail)		8,500	1,595,110
Fastenal Co. (Trading Companies & Distributors)		5,100	251,532
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,100	277,926
			33,363,751
INFORMATION TECHNOLOGY - 17.8%
Cisco Systems, Inc. (Communications Equip.)		96,500	2,162,565
F5 Networks, Inc. (Communications Equip.)	(a)	1,400	149,282
Harris Corp. (Communications Equip.)		2,000	146,320
Juniper Networks, Inc. (Communications Equip.)	(a)	9,400	242,144
Motorola Solutions, Inc. (Communications Equip.)		4,214	270,918
QUALCOMM, Inc. (Communications Equip.)		31,700	2,499,862
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		3,000	274,950
Corning, Inc. (Electronic Equip., Instr. & Comp.)		26,100	543,402
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		2,600	93,600
Jabil Circuit, Inc. (Electronic Equip., Instr. & Comp.)		3,500	63,000
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		7,700	463,617
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	3,300	192,093
eBay, Inc. (Internet Software & Svs.)	(a)	21,800	1,204,232
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	32,000	1,927,680
Google, Inc. Class A (Internet Software & Svs.)	(a)	5,275	5,879,040
VeriSign, Inc. (Internet Software & Svs.)	(a)	2,400	129,384
Yahoo!, Inc. (Internet Software & Svs.)	(a)	17,600	631,840
Accenture PLC Class A (IT Svs.)		11,900	948,668
Alliance Data Systems Corp. (IT Svs.)	(a)	1,000	272,450
Automatic Data Processing, Inc. (IT Svs.)		9,000	695,340
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	11,400	576,954
Computer Sciences Corp. (IT Svs.)		2,700	164,214
Fidelity National Information Services, Inc. (IT Svs.)		5,400	288,630
Fiserv, Inc. (IT Svs.)	(a)	4,800	272,112
International Business Machines Corp. (IT Svs.)		18,350	3,532,191
MasterCard, Inc. Class A (IT Svs.)		19,100	1,426,770
Paychex, Inc. (IT Svs.)		6,100	259,860
Teradata Corp. (IT Svs.)	(a)	3,000	147,570
Total System Services, Inc. (IT Svs.)		3,077	93,572
Visa, Inc. (IT Svs.)		9,500	2,050,670
Western Union Co. / The (IT Svs.)		10,247	167,641
Xerox Corp. (IT Svs.)		20,902	236,193
Altera Corp. (Semiconductors & Equip.)		5,900	213,816
Analog Devices, Inc. (Semiconductors & Equip.)		5,900	313,526
Applied Materials, Inc. (Semiconductors & Equip.)		22,700	463,534
Broadcom Corp. Class A (Semiconductors & Equip.)		10,350	325,818
First Solar, Inc. (Semiconductors & Equip.)	(a)	1,350	94,217
Intel Corp. (Semiconductors & Equip.)		93,100	2,402,911
KLA-Tencor Corp. (Semiconductors & Equip.)		3,100	214,334
Lam Research Corp. (Semiconductors & Equip.)	(a)	3,025	166,375
Linear Technology Corp. (Semiconductors & Equip.)		4,400	214,236
LSI Corp. (Semiconductors & Equip.)		10,500	116,235
Microchip Technology, Inc. (Semiconductors & Equip.)		3,700	176,712
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	19,900	470,834
NVIDIA Corp. (Semiconductors & Equip.)		10,400	186,264
Texas Instruments, Inc. (Semiconductors & Equip.)		20,300	957,145
Xilinx, Inc. (Semiconductors & Equip.)		5,000	271,350
Adobe Systems, Inc. (Software)	(a)	8,700	571,938
Autodesk, Inc. (Software)	(a)	4,300	211,474
CA, Inc. (Software)		6,000	185,820
Citrix Systems, Inc. (Software)	(a)	3,400	195,262
Electronic Arts, Inc. (Software)	(a)	5,800	168,258
Intuit, Inc. (Software)		5,300	411,969
Microsoft Corp. (Software)		141,500	5,800,085
Oracle Corp. (Software)		64,900	2,655,059
Red Hat, Inc. (Software)	(a)	3,600	190,728
Salesforce.com, Inc. (Software)	(a)	10,500	599,445
Symantec Corp. (Software)		12,994	259,490
Apple, Inc. (Tech. Hardware, Storage & Periph.)		16,700	8,963,558
EMC Corp. (Tech. Hardware, Storage & Periph.)		37,900	1,038,839
Hewlett-Packard Co. (Tech. Hardware, Storage & Periph.)		35,500	1,148,780
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		6,200	228,780
SanDisk Corp. (Tech. Hardware, Storage & Periph.)		4,200	340,998
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		6,200	348,192
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		3,900	358,098
			58,270,844
MATERIALS - 3.4%
Air Products & Chemicals, Inc. (Chemicals)		4,000	476,160
Airgas, Inc. (Chemicals)		1,200	127,812
CF Industries Holdings, Inc. (Chemicals)		1,000	260,640
Dow Chemical Co. / The (Chemicals)		22,800	1,107,852
Eastman Chemical Co. (Chemicals)		2,900	250,009
Ecolab, Inc. (Chemicals)		5,100	550,749
E.I. du Pont de Nemours & Co. (Chemicals)		17,400	1,167,540
FMC Corp. (Chemicals)		2,500	191,400
International Flavors & Fragrances, Inc. (Chemicals)		1,500	143,505
LyondellBasell Industries NV Class A (Chemicals)		8,100	720,414
Monsanto Co. (Chemicals)		9,786	1,113,353
Mosaic Co. / The (Chemicals)		6,400	320,000
PPG Industries, Inc. (Chemicals)		2,600	502,996
Praxair, Inc. (Chemicals)		5,500	720,335
Sherwin-Williams Co. / The (Chemicals)		1,600	315,408
Sigma-Aldrich Corp. (Chemicals)		2,200	205,436
Vulcan Materials Co. (Construction Materials)		2,400	159,480
Avery Dennison Corp. (Containers & Packaging)		1,800	91,206
Ball Corp. (Containers & Packaging)		2,600	142,506
Bemis Co., Inc. (Containers & Packaging)		1,900	74,556
MeadWestvaco Corp. (Containers & Packaging)		3,300	124,212
Owens-Illinois, Inc. (Containers & Packaging)	(a)	3,100	104,873
Sealed Air Corp. (Containers & Packaging)		3,700	121,619
Alcoa, Inc. (Metals & Mining)		20,200	259,974
Allegheny Technologies, Inc. (Metals & Mining)		2,000	75,360
Cliffs Natural Resources, Inc. (Metals & Mining)		2,900	59,334
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		19,452	643,278
Newmont Mining Corp. (Metals & Mining)		9,300	217,992
Nucor Corp. (Metals & Mining)		6,000	303,240
United States Steel Corp. (Metals & Mining)		2,700	74,547
International Paper Co. (Paper & Forest Products)		8,200	376,216
			11,002,002
TELECOMMUNICATION SERVICES - 2.3%
AT&T, Inc. (Diversified Telecom. Svs.)		97,578	3,422,060
CenturyLink, Inc. (Diversified Telecom. Svs.)		10,872	357,036
Frontier Communications Corp. (Diversified Telecom. Svs.)		18,741	106,824
Verizon Communications, Inc. (Diversified Telecom. Svs.)		77,600	3,691,432
Windstream Holdings, Inc. (Diversified Telecom. Svs.)		11,196	92,255
			7,669,607
UTILITIES - 2.9%
American Electric Power Co., Inc. (Electric Utilities)		9,100	461,006
Duke Energy Corp. (Electric Utilities)		13,243	943,166
Edison International (Electric Utilities)		6,100	345,321
Entergy Corp. (Electric Utilities)		3,300	220,605
Exelon Corp. (Electric Utilities)		16,090	539,980
FirstEnergy Corp. (Electric Utilities)		7,834	266,591
NextEra Energy, Inc. (Electric Utilities)		8,200	784,084
Northeast Utilities (Electric Utilities)		5,900	268,450
Pepco Holdings, Inc. (Electric Utilities)		4,700	96,256
Pinnacle West Capital Corp. (Electric Utilities)		2,100	114,786
PPL Corp. (Electric Utilities)		11,800	391,052
Southern Co. / The (Electric Utilities)		16,600	729,404
Xcel Energy, Inc. (Electric Utilities)		9,300	282,348
AGL Resources, Inc. (Gas Utilities)		2,186	107,027
AES Corp. (Ind. Power & Renewable Elec.)		12,300	175,644
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6,100	193,980
Ameren Corp. (Multi-Utilities)		4,500	185,400
CenterPoint Energy, Inc. (Multi-Utilities)		8,000	189,520
CMS Energy Corp. (Multi-Utilities)		5,000	146,400
Consolidated Edison, Inc. (Multi-Utilities)		5,500	295,075
Dominion Resources, Inc. (Multi-Utilities)		10,900	773,791
DTE Energy Co. (Multi-Utilities)		3,300	245,157
Integrys Energy Group, Inc. (Multi-Utilities)		1,512	90,191
NiSource, Inc. (Multi-Utilities)		5,900	209,627
PG&E Corp. (Multi-Utilities)		8,600	371,520
Public Service Enterprise Group, Inc. (Multi-Utilities)		9,500	362,330
SCANA Corp. (Multi-Utilities)		2,600	133,432
Sempra Energy (Multi-Utilities)		4,300	416,068
TECO Energy, Inc. (Multi-Utilities)		3,800	65,170
Wisconsin Energy Corp. (Multi-Utilities)		4,200	195,510
			9,598,891
Total Common Stocks (Cost $202,456,497)			$312,843,604

Exchange Traded Funds - 4.0%		Shares	Value
SPDR S&P 500 ETF Trust		70,675	$13,219,052
Total Exchange Traded Funds (Cost $12,901,807)			$13,219,052

Total Investments - 99.5% (Cost $215,358,304)	(b)		$326,062,656
Other Assets in Excess of Liabilities - 0.5%			1,654,281
Net Assets - 100.0%			$327,716,937

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Strategic Value Portfolio

Schedule of Investments		March 31, 2014 (Unaudited)

Common Stocks - 100.0%		Shares	Value
CONSUMER DISCRETIONARY - 2.9%
McDonald's Corp. (Hotels, Restaurants & Leisure)		120,325	$11,795,460
CONSUMER STAPLES - 26.7%
Coca-Cola Co. / The (Beverages)		100,530	3,886,490
PepsiCo, Inc. (Beverages)		47,900	3,999,650
General Mills, Inc. (Food Products)		79,400	4,114,508
Kellogg Co. (Food Products)		64,775	4,062,040
Kraft Foods Group, Inc. (Food Products)		290,330	16,287,513
Unilever PLC (Food Products)	(a)	98,560	4,215,344
Kimberly-Clark Corp. (Household Products)		102,175	11,264,794
Procter & Gamble Co. / The (Household Products)		50,360	4,059,016
Altria Group, Inc. (Tobacco)		443,200	16,588,976
Lorillard, Inc. (Tobacco)		246,500	13,330,720
Philip Morris International, Inc. (Tobacco)		121,735	9,966,444
Reynolds American, Inc. (Tobacco)		288,920	15,434,106
			107,209,601
ENERGY - 17.5%
BP PLC (Oil, Gas & Consumable Fuels)	(a)	1,468,600	11,800,203
Chevron Corp. (Oil, Gas & Consumable Fuels)		47,950	5,701,735
ConocoPhillips (Oil, Gas & Consumable Fuels)		238,305	16,764,757
Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	(a)	418,520	16,339,086
Total SA (Oil, Gas & Consumable Fuels)	(a)	198,720	13,080,732
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		154,450	6,267,581
			69,954,094
FINANCIALS - 7.7%
Digital Realty Trust, Inc. (Real Estate Investment Trusts)		111,700	5,929,036
HCP, Inc. (Real Estate Investment Trusts)		202,190	7,842,950
Health Care REIT, Inc. (Real Estate Investment Trusts)		122,000	7,271,200
Realty Income Corp. (Real Estate Investment Trusts)		95,800	3,914,388
Ventas, Inc. (Real Estate Investment Trusts)		95,150	5,763,236
			30,720,810
HEALTH CARE - 16.3%
AbbVie, Inc. (Pharmaceuticals)		112,310	5,772,734
AstraZeneca PLC (Pharmaceuticals)	(a)	216,800	14,054,405
Bristol-Myers Squibb Co. (Pharmaceuticals)		82,275	4,274,186
Eli Lilly & Co. (Pharmaceuticals)		79,490	4,678,781
GlaxoSmithKline PLC (Pharmaceuticals)	(a)	514,516	13,719,648
Johnson & Johnson (Pharmaceuticals)		91,960	9,033,231
Merck & Co., Inc. (Pharmaceuticals)		245,000	13,908,650
			65,441,635
TELECOMMUNICATION SERVICES - 11.9%
AT&T, Inc. (Diversified Telecom. Svs.)		482,600	16,924,782
BCE, Inc. (Diversified Telecom. Svs.)		184,380	7,942,267
Verizon Communications, Inc. (Diversified Telecom. Svs.)		310,021	14,747,699
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		223,783	8,237,452
			47,852,200
UTILITIES - 17.0%
American Electric Power Co., Inc. (Electric Utilities)		97,100	4,919,086
Duke Energy Corp. (Electric Utilities)		169,206	12,050,851
PPL Corp. (Electric Utilities)		328,400	10,883,176
Southern Co. / The (Electric Utilities)		254,060	11,163,396
SSE PLC (Electric Utilities)	(a)	387,100	9,481,592
Dominion Resources, Inc. (Multi-Utilities)		79,825	5,666,777
National Grid PLC (Multi-Utilities)	(a)	1,002,100	13,770,364
			67,935,242
Total Common Stocks (Cost $351,567,260)			$400,909,042

Money Market Funds - 1.6%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		6,562,000	$6,562,000
Total Money Market Funds (Cost $6,562,000)			$6,562,000

Total Investments - 101.6% (Cost $358,129,260)	(b)		$407,471,042
Liabilities in Excess of Other Assets - (1.6)%			(6,614,286)
Net Assets - 100.0%			$400,856,756

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price.  These fair value estimates are determined by an independent fair valuation service that has been approved by the Board.  These securities represent $96,461,374, or 24.1% of the Portfolio's net assets.
Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.			High Income Bond Portfolio

Schedule of Investments				March 31, 2014 (Unaudited)

Corporate Bonds - 95.6%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 28.9%
Allison Transmission, Inc. (Auto Components)	(b)	7.125%	05/15/2019	$600,000	$648,750
American Axle & Manufacturing, Inc. (Auto Components)		7.750%	11/15/2019	625,000	725,000
American Axle & Manufacturing, Inc. (Auto Components)		6.625%	10/15/2022	700,000	762,125
American Axle & Manufacturing, Inc. (Auto Components)		6.250%	03/15/2021	400,000	428,000
American Axle & Manufacturing, Inc. (Auto Components)		5.125%	02/15/2019	75,000	78,469
Exide Technologies (Acquired 07/20/2011 through 01/05/2012, Cost $304,972)(Auto Components)	(a)(e)	8.625%	02/01/2018	325,000	248,625
IDQ Holdings, Inc. (Auto Components)	(b)	11.500%	04/01/2017	600,000	655,500
International Automotive Components Group SL (Auto Components)	(b)	9.125%	06/01/2018	850,000	903,125
J.B. Poindexter & Co., Inc. (Auto Components)	(b)	9.000%	04/01/2022	725,000	779,375
Lear Corp. (Auto Components)	(b)	4.750%	01/15/2023	625,000	612,500
Lear Corp. (Auto Components)		5.375%	03/15/2024	225,000	230,062
Stackpole International Intermediate / Stackpole International Powder (Auto Components)	(b)	7.750%	10/15/2021	650,000	699,562
Tenneco, Inc. (Auto Components)		7.750%	08/15/2018	325,000	345,719
Tenneco, Inc. (Auto Components)		6.875%	12/15/2020	450,000	496,125
Tomkins LLC (Auto Components)		9.000%	10/01/2018	300,000	323,625
UCI International, Inc. (Auto Components)		8.625%	02/15/2019	1,625,000	1,584,375
Chrysler Group LLC / CG Co-Issuer, Inc. (Automobiles)		8.250%	06/15/2021	550,000	624,937
General Motors Financial Co., Inc. (Automobiles)		4.250%	05/15/2023	325,000	321,750
Jaguar Land Rover PLC (Automobiles)	(b)	8.125%	05/15/2021	1,050,000	1,197,000
Jaguar Land Rover Automotive PLC (Automobiles)	(b)	5.625%	02/01/2023	200,000	209,250
Affinia Group, Inc. (Distributors)		7.750%	05/01/2021	900,000	976,500
Monitronics International, Inc. (Diversified Consumer Svs.)		9.125%	04/01/2020	425,000	456,875
ServiceMaster Co. (Diversified Consumer Svs.)		7.100%	03/01/2018	450,000	452,250
ServiceMaster Co. (Diversified Consumer Svs.)		7.450%	08/15/2027	300,000	288,375
ServiceMaster Co. (Diversified Consumer Svs.)		8.000%	02/15/2020	750,000	817,500
ServiceMaster Co. (Diversified Consumer Svs.)		7.000%	08/15/2020	1,000,000	1,063,750
Affinity Gaming LLC / Affinity Gaming Finance Corp. (Hotels, Restaurants & Leisure)		9.000%	05/15/2018	600,000	645,000
Caesars Entertainment Operating Co., Inc. (Hotels, Restaurants & Leisure)		11.250%	06/01/2017	625,000	603,125
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		9.125%	08/01/2018	775,000	829,482
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		5.250%	03/15/2021	125,000	127,187
Chester Downs & Marina LLC (Hotels, Restaurants & Leisure)	(b)	9.250%	02/01/2020	600,000	600,000
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		5.750%	07/01/2022	275,000	292,875
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(b)	5.375%	12/15/2021	225,000	230,062
DineEquity, Inc. (Hotels, Restaurants & Leisure)		9.500%	10/30/2018	1,250,000	1,368,750
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)	(b)	5.375%	11/01/2023	375,000	387,187
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)	(b)	4.875%	11/01/2020	625,000	642,969
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. (Hotels, Restaurants & Leisure)	(b)	5.625%	10/15/2021	300,000	314,062
MGM Resorts International (Hotels, Restaurants & Leisure)		7.750%	03/15/2022	1,125,000	1,310,625
MGM Resorts International (Hotels, Restaurants & Leisure)		8.625%	02/01/2019	350,000	420,875
MGM Resorts International (Hotels, Restaurants & Leisure)		6.750%	10/01/2020	425,000	472,281
MGM Resorts International (Hotels, Restaurants & Leisure)		5.250%	03/31/2020	300,000	309,750
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)		9.750%	09/01/2021	925,000	1,036,000
NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc. (Hotels, Restaurants & Leisure)		10.500%	01/15/2020	1,050,000	1,204,875
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(b)	5.875%	11/01/2021	975,000	960,375
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)		7.500%	04/15/2021	550,000	598,125
PNK Finance Corp. (Hotels, Restaurants & Leisure)	(b)	6.375%	08/01/2021	975,000	1,018,875
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. (Hotels, Restaurants & Leisure)	(b)	9.500%	06/15/2019	775,000	853,469
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		5.250%	11/15/2022	475,000	489,250
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC (Hotels, Restaurants & Leisure)	(b)	5.875%	05/15/2021	1,075,000	1,088,437
Seminole Indian Tribe of Florida (Hotels, Restaurants & Leisure)	(b)	7.804%	10/01/2020	860,000	963,200
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	5.250%	01/15/2021	800,000	808,000
Station Casinos LLC (Hotels, Restaurants & Leisure)		7.500%	03/01/2021	900,000	977,625
B.C. Mountain LLC / B.C. Mountain Finance, Inc. (Household Durables)	(b)	7.000%	02/01/2021	450,000	447,750
Hillman Group, Inc. / The (Household Durables)		10.875%	06/01/2018	1,225,000	1,307,687
Libbey Glass, Inc. (Household Durables)		6.875%	05/15/2020	81,000	88,593
RSI Home Products, Inc. (Household Durables)	(b)	6.875%	03/01/2018	725,000	781,187
Serta Simmons Holdings LLC (Household Durables)	(b)	8.125%	10/01/2020	1,450,000	1,600,437
SIWF Merger Sub, Inc. / Springs Industries, Inc. (Household Durables)	(b)	6.250%	06/01/2021	300,000	312,750
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		12.535%	10/12/2017	23,000	24,150
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		8.500%	04/01/2019	1,850,000	2,035,000
FGI Operating Co. LLC / FGI Finance, Inc. (Leisure Equip. & Products)		7.875%	05/01/2020	800,000	855,000
AMC Networks, Inc. (Media)		7.750%	07/15/2021	575,000	651,187
AMC Networks, Inc. (Media)		4.750%	12/15/2022	350,000	350,000
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp. (Media)	(b)	5.250%	02/15/2022	100,000	102,750
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp. (Media)	(b)	5.625%	02/15/2024	75,000	77,062
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		8.125%	04/30/2020	75,000	82,312
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		7.000%	01/15/2019	425,000	450,500
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		6.625%	01/31/2022	500,000	536,250
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.125%	02/15/2023	150,000	145,125
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	01/15/2024	1,125,000	1,119,375
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	09/01/2023	325,000	324,187
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(b)	6.375%	09/15/2020	350,000	367,500
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(b)	5.125%	12/15/2021	400,000	398,000
Cinemark U.S.A., Inc. (Media)		7.375%	06/15/2021	500,000	556,875
Clear Channel Communications, Inc. (Media)		9.000%	03/01/2021	1,600,000	1,678,000
Clear Channel Communications, Inc. (Media)		11.250%	03/01/2021	350,000	391,125
Clear Channel Worldwide Holdings, Inc. (Media)		7.625%	03/15/2020	175,000	188,562
Clear Channel Worldwide Holdings, Inc. (Media)		7.625%	03/15/2020	600,000	651,000
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	275,000	293,219
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	1,250,000	1,342,187
Crown Media Holdings, Inc. (Media)		10.500%	07/15/2019	1,400,000	1,592,500
Cumulus Media Holdings, Inc. (Media)		7.750%	05/01/2019	1,025,000	1,096,750
DISH DBS Corp. (Media)		5.875%	07/15/2022	1,875,000	2,006,250
DISH DBS Corp. (Media)		4.625%	07/15/2017	200,000	213,500
DISH DBS Corp. (Media)		5.125%	05/01/2020	150,000	156,750
Entercom Radio LLC (Media)		10.500%	12/01/2019	825,000	952,875
Expo Event Transco, Inc. (Media)	(b)	9.000%	06/15/2021	1,000,000	1,025,000
Gannett Co., Inc. (Media)	(b)	6.375%	10/15/2023	775,000	824,406
Gannett Co., Inc. (Media)	(b)	5.125%	10/15/2019	200,000	209,750
Gray Television, Inc. (Media)		7.500%	10/01/2020	700,000	763,000
Igloo Holdings Corp. (Media)	(b)(d)	8.250%	12/15/2017	1,000,000	1,025,000
Intelsat Jackson Holdings, S.A. (Media)		8.500%	11/01/2019	675,000	726,469
Intelsat Jackson Holdings, S.A. (Media)		7.250%	04/01/2019	550,000	594,000
Intelsat Jackson Holdings, S.A. (Media)	(b)	5.500%	08/01/2023	550,000	541,062
Intelsat Jackson Holdings, S.A. (Media)		6.625%	12/15/2022	825,000	862,125
Intelsat Luxembourg S.A. (Media)	(b)	7.750%	06/01/2021	650,000	686,562
Intelsat Luxembourg S.A. (Media)	(b)	8.125%	06/01/2023	750,000	797,812
Lamar Media Corp. (Media)		5.875%	02/01/2022	250,000	266,250
Lamar Media Corp. (Media)		5.000%	05/01/2023	725,000	728,625
Nielsen Co. Luxembourg SARL / The (Media)	(b)	5.500%	10/01/2021	50,000	52,437
Nielsen Finance LLC / Nielsen Finance Co. (Media)		7.750%	10/15/2018	550,000	590,562
Nielsen Finance LLC / Nielsen Finance Co. (Media)		4.500%	10/01/2020	450,000	455,625
Nielsen Finance LLC / Nielsen Finance Co. (Media)	(b)	5.000%	04/15/2022	500,000	503,750
Radio One, Inc. (Media)	(b)	9.250%	02/15/2020	725,000	772,125
Regal Entertainment Group (Media)		5.750%	02/01/2025	325,000	319,312
Regal Entertainment Group (Media)		5.750%	03/15/2022	100,000	103,250
Sirius XM Radio, Inc. (Media)	(b)	5.250%	08/15/2022	575,000	595,125
Sirius XM Radio, Inc. (Media)	(b)	4.250%	05/15/2020	150,000	147,000
Sirius XM Radio, Inc. (Media)	(b)	4.625%	05/15/2023	1,025,000	968,625
Sirius XM Radio, Inc. (Media)	(b)	5.875%	10/01/2020	100,000	105,500
Townsquare Radio LLC / Townsquare Radio, Inc. (Media)	(b)	9.000%	04/01/2019	950,000	1,049,750
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Media)	(b)	5.500%	01/15/2023	475,000	486,875
Lynx II Corp. (Media)	(b)	6.375%	04/15/2023	475,000	505,875
Visant Corp. (Media)		10.000%	10/01/2017	350,000	350,437
Academy Ltd. / Academy Finance Corp. (Specialty Retail)	(b)	9.250%	08/01/2019	1,025,000	1,123,656
Claire's Stores, Inc. (Specialty Retail)	(b)	6.125%	03/15/2020	600,000	565,500
Gymboree Corp. / The (Specialty Retail)		9.125%	12/01/2018	350,000	297,937
Jo-Ann Stores Holdings, Inc. (Specialty Retail)	(b)(d)	9.750%	10/15/2019	850,000	890,375
Jo-Ann Stores, Inc. (Specialty Retail)	(b)	8.125%	03/15/2019	1,625,000	1,694,062
L Brands, Inc. (Specialty Retail)		5.625%	02/15/2022	725,000	769,406
Michaels FinCo Holdings LLC / Michaels FinCo, Inc. (Specialty Retail)	(b)(d)	7.500%	08/01/2018	1,200,000	1,242,000
Michaels Stores, Inc. (Specialty Retail)		7.750%	11/01/2018	1,275,000	1,369,031
Neiman Marcus Group LTD, Inc. (Specialty Retail)	(b)(d)	8.750%	10/15/2021	675,000	749,250
Neiman Marcus Group LTD, Inc. (Specialty Retail)	(b)	8.000%	10/15/2021	275,000	303,531
New Academy Finance Co. LLC / New Academy Finance Corp. (Specialty Retail)	(b)(d)	8.000%	06/15/2018	1,200,000	1,234,500
Party City Holdings, Inc. (Specialty Retail)		8.875%	08/01/2020	550,000	615,312
PC Nextco Holdings LLC / PC Nextco Finance, Inc. (Specialty Retail)	(b)(d)	8.750%	08/15/2019	1,250,000	1,298,437
Penske Automotive Group, Inc. (Specialty Retail)		5.750%	10/01/2022	300,000	315,000
Petco Animal Supplies, Inc. (Specialty Retail)	(b)	9.250%	12/01/2018	1,350,000	1,454,625
Petco Holdings, Inc. (Specialty Retail)	(b)(d)	8.500%	10/15/2017	1,225,000	1,251,056
Sally Holdings LLC , Inc. (Specialty Retail)		5.750%	06/01/2022	125,000	132,812
Sally Holdings LLC , Inc. (Specialty Retail)		6.875%	11/15/2019	700,000	770,000
PVH Corp. (Textiles, Apparel & Luxury Goods)		4.500%	12/15/2022	375,000	372,187
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		6.125%	10/15/2020	250,000	271,250
					90,434,216
CONSUMER STAPLES - 5.2%
Constellation Brands, Inc. (Beverages)		6.000%	05/01/2022	675,000	750,937
U.S. Foods, Inc. (Food & Staples Retailing)		8.500%	06/30/2019	2,300,000	2,491,475
B&G Foods, Inc. (Food Products)		4.625%	06/01/2021	375,000	371,719
Big Heart Pet Brands (Food Products)		7.625%	02/15/2019	1,452,000	1,514,617
Darling Escrow Corp. (Food Products)	(b)	5.375%	01/15/2022	250,000	257,187
Hawk Acquisition Sub, Inc. (Food Products)	(b)	4.250%	10/15/2020	1,750,000	1,725,937
Michael Foods Group, Inc. (Food Products)		9.750%	07/15/2018	1,075,000	1,152,937
Michael Foods Holding, Inc. (Food Products)	(b)(d)	8.500%	07/15/2018	1,500,000	1,571,250
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		4.875%	05/01/2021	1,425,000	1,400,062
Shearer's Foods LLC / Chip Finance Corp. (Food Products)	(b)	9.000%	11/01/2019	625,000	685,937
Smithfield Foods, Inc. (Food Products)		6.625%	08/15/2022	1,550,000	1,681,750
Sun Merger Sub., Inc. (Food Products)	(b)	5.875%	08/01/2021	100,000	104,000
Sun Merger Sub., Inc. (Food Products)	(b)	5.250%	08/01/2018	100,000	104,125
TreeHouse Foods, Inc. (Food Products)		4.875%	03/15/2022	75,000	75,656
Spectrum Brands, Inc. (Household Products)		6.750%	03/15/2020	1,150,000	1,249,187
First Quality Finance Co., Inc. (Personal Products)	(b)	4.625%	05/15/2021	475,000	464,312
Prestige Brands, Inc. (Personal Products)		8.125%	02/01/2020	175,000	197,094
Prestige Brands, Inc. (Personal Products)	(b)	5.375%	12/15/2021	575,000	591,531
					16,389,713
ENERGY - 10.4%
Basic Energy Services, Inc. (Energy Equip. & Svs.)		7.750%	10/15/2022	300,000	327,000
CGG SA (Energy Equip. & Svs.)		7.750%	05/15/2017	1,100,000	1,119,250
CGG SA (Energy Equip. & Svs.)		9.500%	05/15/2016	253,000	261,855
Chaparral Energy, Inc. (Energy Equip. & Svs.)		9.875%	10/01/2020	1,075,000	1,228,187
Chaparral Energy, Inc. (Energy Equip. & Svs.)		7.625%	11/15/2022	300,000	326,250
Drill Rigs Holdings, Inc. (Energy Equip. & Svs.)	(b)	6.500%	10/01/2017	350,000	366,625
SESI LLC (Energy Equip. & Svs.)		6.375%	05/01/2019	275,000	294,250
SESI LLC (Energy Equip. & Svs.)		7.125%	12/15/2021	250,000	280,000
Access Midstream Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	07/15/2022	525,000	567,656
Access Midstream Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2023	900,000	911,250
Antero Resources Finance Corp. (Oil, Gas & Consumable Fuels)		6.000%	12/01/2020	875,000	935,156
Antero Resources Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.375%	11/01/2021	475,000	482,422
Approach Resources, Inc. (Oil, Gas & Consumable Fuels)		7.000%	06/15/2021	725,000	750,375
Athlon Holdings LP / Athlon Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.375%	04/15/2021	550,000	588,500
BreitBurn Energy Partners LP / BreitBurn Finance Corp. (Oil, Gas & Consumable Fuels)		7.875%	04/15/2022	700,000	761,250
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		7.500%	09/15/2020	575,000	635,375
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	11/15/2020	675,000	769,500
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.750%	03/15/2023	450,000	478,687
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	06/15/2021	525,000	555,187
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc. (Oil, Gas & Consumable Fuels)		6.625%	11/15/2019	700,000	729,750
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.125%	03/01/2022	225,000	236,250
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		6.000%	12/15/2020	475,000	499,937
CVR Refining LLC / Coffeyville Finance, Inc. (Oil, Gas & Consumable Fuels)		6.500%	11/01/2022	200,000	211,500
El Paso LLC (Oil, Gas & Consumable Fuels)		7.250%	06/01/2018	225,000	257,143
El Paso LLC (Oil, Gas & Consumable Fuels)		6.500%	09/15/2020	900,000	992,406
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		5.875%	01/15/2024	1,150,000	1,181,625
Energy XXI Gulf Coast, Inc. (Oil, Gas & Consumable Fuels)		7.750%	06/15/2019	200,000	215,500
Energy XXI Gulf Coast, Inc. (Oil, Gas & Consumable Fuels)	(b)	7.500%	12/15/2021	1,300,000	1,368,250
EP Energy LLC / EP Energy Finance, Inc. (Oil, Gas & Consumable Fuels)		9.375%	05/01/2020	275,000	319,344
Forest Oil Corp. (Oil, Gas & Consumable Fuels)		7.250%	06/15/2019	135,000	118,969
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	03/01/2020	475,000	507,062
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	(b)	5.625%	11/15/2023	550,000	546,779
Kodiak Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		5.500%	02/01/2022	375,000	385,781
Kodiak Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		5.500%	01/15/2021	300,000	309,375
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		8.625%	04/15/2020	750,000	818,437
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		7.750%	02/01/2021	650,000	702,000
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.250%	11/01/2019	150,000	157,125
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	05/15/2019	50,000	52,375
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	02/15/2023	600,000	619,500
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels)		4.500%	07/15/2023	300,000	290,250
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)		5.625%	07/01/2024	825,000	860,062
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)		8.000%	06/01/2020	950,000	1,014,125
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.500%	11/01/2021	750,000	810,000
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.875%	01/15/2023	300,000	327,000
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.875%	03/15/2022	250,000	271,875
Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels)		6.750%	02/01/2022	275,000	305,250
Range Resources Corp. (Oil, Gas & Consumable Fuels)		5.000%	08/15/2022	300,000	307,500
Range Resources Corp. (Oil, Gas & Consumable Fuels)		5.000%	03/15/2023	325,000	330,687
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.875%	12/01/2018	275,000	293,906
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	04/15/2023	175,000	177,187
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		4.500%	11/01/2023	225,000	210,375
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	03/01/2022	150,000	156,000
Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels)	(b)	6.250%	03/15/2022	300,000	313,125
Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels)		5.625%	02/01/2021	850,000	880,812
Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels)		5.625%	04/15/2023	225,000	224,719
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		7.500%	03/15/2021	525,000	563,062
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		8.125%	10/15/2022	625,000	684,375
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		7.500%	02/15/2023	200,000	213,000
SM Energy Co. (Oil, Gas & Consumable Fuels)	(b)	5.000%	01/15/2024	275,000	268,812
Southern Star Central Corp. (Oil, Gas & Consumable Fuels)		6.750%	03/01/2016	125,000	125,312
Tesoro Corp. (Oil, Gas & Consumable Fuels)		5.125%	04/01/2024	275,000	273,969
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	10/15/2021	325,000	346,125
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	10/01/2020	225,000	236,250
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.875%	10/01/2020	475,000	498,750
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)		8.500%	06/15/2019	775,000	840,875
					32,691,286
FINANCIALS - 4.1%
CIT Group, Inc. (Banks)	(b)	6.625%	04/01/2018	700,000	786,625
CIT Group, Inc. (Banks)		5.250%	03/15/2018	675,000	728,156
CIT Group, Inc. (Banks)		5.375%	05/15/2020	225,000	242,437
CIT Group, Inc. (Banks)		4.250%	08/15/2017	600,000	630,000
CIT Group, Inc. (Banks)		5.000%	08/01/2023	475,000	488,062
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.875%	03/15/2022	650,000	695,500
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.625%	03/15/2020	250,000	263,750
Nuveen Investments, Inc. (Capital Markets)	(b)	9.500%	10/15/2020	1,600,000	1,712,000
Ally Financial, Inc. (Consumer Finance)		8.000%	11/01/2031	225,000	278,437
Ally Financial, Inc. (Consumer Finance)		8.300%	02/12/2015	1,975,000	2,092,266
Ally Financial, Inc. (Consumer Finance)		8.000%	03/15/2020	275,000	332,750
Ally Financial, Inc. (Consumer Finance)		7.500%	09/15/2020	325,000	387,562
Ally Financial, Inc. (Consumer Finance)		6.250%	12/01/2017	300,000	336,000
Ally Financial, Inc. (Consumer Finance)		5.500%	02/15/2017	250,000	272,500
Ally Financial, Inc. (Consumer Finance)		4.750%	09/10/2018	300,000	318,375
Interactive Data Corp. (Diversified Financial Svs.)		10.250%	08/01/2018	800,000	869,000
TransUnion Holding Co., Inc. (Diversified Financial Svs.)		9.625%	06/15/2018	1,125,000	1,200,937
TransUnion Holding Co., Inc. (Diversified Financial Svs.)		8.125%	06/15/2018	525,000	553,875
Reliance Intermediate Holdings LP (Insurance)	(b)	9.500%	12/15/2019	550,000	605,000
					12,793,232
HEALTH CARE - 11.0%
Grifols Worldwide Operations Ltd. (Biotechnology)	(b)	5.250%	04/01/2022	325,000	333,125
Biomet, Inc. (Health Care Equip. & Supplies)		6.500%	10/01/2020	1,000,000	1,067,500
Biomet, Inc. (Health Care Equip. & Supplies)		6.500%	08/01/2020	1,175,000	1,271,350
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)		7.750%	04/15/2018	1,275,000	1,348,312
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)		8.750%	03/15/2018	75,000	81,937
Hologic, Inc. (Health Care Equip. & Supplies)		6.250%	08/01/2020	525,000	557,812
VWR Funding, Inc. (Health Care Equip. & Supplies)		7.250%	09/15/2017	1,600,000	1,728,000
Catamaran Corp. (Health Care Providers & Svs.)		4.750%	03/15/2021	150,000	152,438
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	6.875%	02/01/2022	875,000	918,750
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	5.125%	08/01/2021	300,000	309,000
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)		5.750%	08/15/2022	450,000	481,500
Envision Healthcare Corp. (Health Care Providers & Svs.)		8.125%	06/01/2019	1,039,000	1,113,678
HCA Holdings, Inc. (Health Care Providers & Svs.)		7.750%	05/15/2021	1,725,000	1,906,125
HCA Holdings, Inc. (Health Care Providers & Svs.)		6.250%	02/15/2021	225,000	241,425
HCA, Inc. (Health Care Providers & Svs.)		7.500%	11/06/2033	225,000	232,875
HCA, Inc. (Health Care Providers & Svs.)		7.500%	02/15/2022	1,675,000	1,917,875
HCA, Inc. (Health Care Providers & Svs.)		6.500%	02/15/2020	275,000	308,688
HCA, Inc. (Health Care Providers & Svs.)		5.875%	05/01/2023	950,000	979,688
HCA, Inc. (Health Care Providers & Svs.)		5.000%	03/15/2024	1,725,000	1,732,547
IASIS Healthcare LLC / IASIS Capital Corp. (Health Care Providers & Svs.)		8.375%	05/15/2019	1,450,000	1,555,125
Jaguar Holding Co. I (Health Care Providers & Svs.)	(b)(d)	9.375%	10/15/2017	925,000	977,031
Jaguar Holding Co. II / Jaguar Merger Sub, Inc. (Health Care Providers & Svs.)	(b)	9.500%	12/01/2019	1,050,000	1,173,375
LifePoint Hospitals, Inc. (Health Care Providers & Svs.)	(b)	5.500%	12/01/2021	575,000	598,000
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(b)	6.625%	04/01/2022	1,300,000	1,337,375
Multiplan, Inc. (Health Care Providers & Svs.)	(b)	9.875%	09/01/2018	1,700,000	1,853,000
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.500%	04/01/2021	575,000	564,219
Tenet Healthcare Corp. (Health Care Providers & Svs.)		8.125%	04/01/2022	1,150,000	1,288,000
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.375%	10/01/2021	850,000	824,500
United Surgical Partners International, Inc. (Health Care Providers & Svs.)		9.000%	04/01/2020	850,000	947,750
Universal Hospital Services, Inc. (Health Care Providers & Svs.)		7.625%	08/15/2020	1,000,000	1,075,000
Emdeon, Inc. (Health Care Technology)		11.000%	12/31/2019	1,000,000	1,166,250
Healthcare Technology Intermediate, Inc. (Health Care Technology)	(b)(d)	7.375%	09/01/2018	1,375,000	1,402,500
Truven Health Analytics, Inc. (Health Care Technology)		10.625%	06/01/2020	700,000	798,000
VPII Escrow Corp. (Pharmaceuticals)	(b)	7.500%	07/15/2021	1,725,000	1,949,250
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(b)	5.625%	12/01/2021	300,000	315,750
					34,507,750
INDUSTRIALS - 11.0%
Silver II Borrower / Silver II U.S. Holdings LLC (Aerospace & Defense)	(b)	7.750%	12/15/2020	1,150,000	1,244,875
B/E Aerospace, Inc. (Aerospace & Defense)		5.250%	04/01/2022	750,000	775,313
TransDigm, Inc. (Aerospace & Defense)		7.750%	12/15/2018	1,200,000	1,293,000
TransDigm, Inc. (Aerospace & Defense)		5.500%	10/15/2020	275,000	281,188
TransDigm, Inc. (Aerospace & Defense)		7.500%	07/15/2021	300,000	333,750
Allegion U.S. Holding Co., Inc. (Building Products)	(b)	5.750%	10/01/2021	325,000	343,688
Building Materials Corp. of America (Building Products)	(b)	7.500%	03/15/2020	225,000	243,563
Building Materials Corp. of America (Building Products)	(b)	6.750%	05/01/2021	375,000	407,813
CPG Merger Sub. LLC (Building Products)	(b)	8.000%	10/01/2021	550,000	594,000
Masonite International Corp. (Building Products)	(b)	8.250%	04/15/2021	800,000	887,000
Nortek, Inc. (Building Products)		10.000%	12/01/2018	600,000	661,500
Nortek, Inc. (Building Products)		8.500%	04/15/2021	1,250,000	1,403,125
Ply Gem Industries, Inc. (Building Products)	(b)	6.500%	02/01/2022	750,000	760,313
Roofing Supply Group LLC / Roofing Supply Finance, Inc. (Building Products)	(b)	10.000%	06/01/2020	700,000	789,250
USG Corp. (Building Products)	(b)	5.875%	11/01/2021	175,000	186,594
Unifrax I LLC / Unifrax Holding Co. (Building Products)	(b)	7.500%	02/15/2019	625,000	665,625
ARAMARK Corp. (Commercial Svs. & Supplies)		5.750%	03/15/2020	1,350,000	1,432,688
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	7.250%	11/15/2021	450,000	482,625
Iron Mountain, Inc. (Commercial Svs. & Supplies)		7.750%	10/01/2019	525,000	581,438
Jurassic Holdings III, Inc. (Commercial Svs. & Supplies)	(b)	6.875%	02/15/2021	175,000	180,688
Maxim Crane Works LP / Maxim Finance Corp. (Commercial Svs. & Supplies)	(b)	12.250%	04/15/2015	300,000	301,074
Logo Merger Sub Corp. (Commercial Svs. & Supplies)	(b)	8.375%	10/15/2020	1,150,000	1,227,625
United Rentals North America, Inc. (Commercial Svs. & Supplies)		8.375%	09/15/2020	1,150,000	1,279,375
United Rentals North America, Inc. (Commercial Svs. & Supplies)		6.125%	06/15/2023	100,000	106,500
United Rentals North America, Inc. (Commercial Svs. & Supplies)		7.375%	05/15/2020	100,000	110,875
United Rentals North America, Inc. (Commercial Svs. & Supplies)		5.750%	11/15/2024	100,000	100,875
MasTec, Inc. (Construction & Engineering)		4.875%	03/15/2023	275,000	270,875
General Cable Corp. (Electrical Equip.)	(b)	6.500%	10/01/2022	750,000	765,000
Viasystems, Inc. (Electrical Equip.)	(b)	7.875%	05/01/2019	375,000	405,938
Dematic SA / DH Services Luxembourg Sarl (Machinery)	(b)	7.750%	12/15/2020	1,025,000	1,099,313
Dynacast International LLC / Dynacast Finance, Inc. (Machinery)		9.250%	07/15/2019	700,000	782,250
Gardner Denver, Inc. (Machinery)	(b)	6.875%	08/15/2021	975,000	1,009,125
Mcron Finance Sub. LLC / Mcron Finance Corp. (Machinery)	(b)	8.375%	05/15/2019	425,000	471,750
Milacron LLC / Mcron Finance Corp. (Machinery)	(b)	7.750%	02/15/2021	200,000	217,000
Mueller Water Products, Inc. (Machinery)		7.375%	06/01/2017	675,000	693,563
Mueller Water Products, Inc. (Machinery)		8.750%	09/01/2020	480,000	538,800
Schaeffler Finance BV (Machinery)	(b)	8.500%	02/15/2019	875,000	981,094
Schaeffler Finance BV (Machinery)	(b)	7.750%	02/15/2017	475,000	541,500
Schaeffler Finance BV (Machinery)	(b)	4.750%	05/15/2021	375,000	385,313
Schaeffler Holding Finance BV (Machinery)	(b)(d)	6.875%	08/15/2018	475,000	507,656
Titan International, Inc. (Machinery)	(b)	6.875%	10/01/2020	400,000	426,000
Waterjet Holdings, Inc. (Machinery)	(b)	7.625%	02/01/2020	250,000	265,625
Hertz Corp. / The (Road & Rail)		7.500%	10/15/2018	100,000	106,875
Hertz Corp. / The (Road & Rail)		6.750%	04/15/2019	1,025,000	1,103,156
Hertz Corp. / The (Road & Rail)		6.250%	10/15/2022	375,000	403,125
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(b)	5.625%	04/15/2021	625,000	648,438
Interline Brands, Inc. (Trading Companies & Distributors)	(d)	10.000%	11/15/2018	1,025,000	1,119,813
International Lease Finance Corp. (Trading Companies & Distributors)		8.750%	03/15/2017	525,000	618,188
International Lease Finance Corp. (Trading Companies & Distributors)		5.750%	05/15/2016	250,000	269,533
International Lease Finance Corp. (Trading Companies & Distributors)		5.875%	08/15/2022	975,000	1,034,719
International Lease Finance Corp. (Trading Companies & Distributors)		4.625%	04/15/2021	1,150,000	1,152,156
Rexel SA (Trading Companies & Distributors)	(b)	6.125%	12/15/2019	1,000,000	1,057,500
Rexel SA (Trading Companies & Distributors)	(b)	5.250%	06/15/2020	750,000	770,625
					34,319,290
INFORMATION TECHNOLOGY - 11.0%
CommScope Holding Co., Inc. (Communications Equip.)	(b)(d)	6.625%	06/01/2020	1,025,000	1,089,063
CommScope, Inc. (Communications Equip.)	(b)	8.250%	01/15/2019	994,000	1,080,975
Seagate HDD Cayman (Computers & Peripherals)		6.875%	05/01/2020	375,000	409,219
Seagate HDD Cayman (Computers & Peripherals)		7.000%	11/01/2021	125,000	140,469
Seagate HDD Cayman (Computers & Peripherals)	(b)	4.750%	06/01/2023	1,300,000	1,290,250
Anixter, Inc. (Electronic Equip., Instr. & Comp.)		5.625%	05/01/2019	300,000	321,000
Belden, Inc. (Electronic Equip., Instr. & Comp.)	(b)	5.500%	09/01/2022	925,000	941,188
Cleaver-Brooks, Inc. (Electronic Equip., Instr. & Comp.)	(b)	8.750%	12/15/2019	575,000	638,250
Flextronics International Ltd. (Electronic Equip., Instr. & Comp.)		5.000%	02/15/2023	325,000	329,063
Flextronics International Ltd. (Electronic Equip., Instr. & Comp.)		4.625%	02/15/2020	300,000	304,125
Blackboard, Inc. (Internet Software & Svs.)	(b)	7.750%	11/15/2019	600,000	631,500
IAC / InterActiveCorp (Internet Software & Svs.)		4.750%	12/15/2022	925,000	909,969
IAC / InterActiveCorp (Internet Software & Svs.)		4.875%	11/30/2018	150,000	157,313
VeriSign, Inc. (Internet Software & Svs.)		4.625%	05/01/2023	400,000	386,000
Compiler Finance Sub, Inc. (IT Svs.)	(b)	7.000%	05/01/2021	750,000	759,375
CoreLogic, Inc. (IT Svs.)		7.250%	06/01/2021	975,000	1,060,313
First Data Corp. (IT Svs.)	(b)	8.750%	01/15/2022	2,825,000	3,100,438
First Data Corp. (IT Svs.)	(b)	8.250%	01/15/2021	475,000	517,750
First Data Corp. (IT Svs.)		11.250%	01/15/2021	400,000	458,500
iGATE Corp. (IT Svs.)		9.000%	05/01/2016	1,000,000	1,053,750
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc. (IT Svs.)		5.750%	04/15/2023	1,075,000	1,151,594
SunGard Data Systems, Inc. (IT Svs.)		7.625%	11/15/2020	200,000	220,250
SunGard Data Systems, Inc. (IT Svs.)		7.375%	11/15/2018	86,000	91,268
SunGard Data Systems, Inc. (IT Svs.)		6.625%	11/01/2019	625,000	664,063
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		7.500%	08/15/2022	300,000	298,500
Entegris, Inc. (Semiconductors & Equip.)	(b)	6.000%	04/01/2022	225,000	230,625
Freescale Semiconductor, Inc. (Semiconductors & Equip.)		10.750%	08/01/2020	425,000	495,125
Freescale Semiconductor, Inc. (Semiconductors & Equip.)	(b)	6.000%	01/15/2022	750,000	797,813
Magnachip Semiconductor Corp. (Semiconductors & Equip.)		6.625%	07/15/2021	600,000	600,000
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	5.750%	02/15/2021	200,000	214,000
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	5.750%	03/15/2023	200,000	210,500
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	3.750%	06/01/2018	375,000	378,750
ACI Worldwide, Inc. (Software)	(b)	6.375%	08/15/2020	175,000	184,844
Activision Blizzard, Inc. (Software)	(b)	6.125%	09/15/2023	375,000	409,219
Activision Blizzard, Inc. (Software)	(b)	5.625%	09/15/2021	175,000	187,688
Audatex North America, Inc. (Software)	(b)	6.000%	06/15/2021	575,000	616,688
Audatex North America, Inc. (Software)	(b)	6.125%	11/01/2023	100,000	106,875
BMC Software Finance, Inc. (Software)	(b)	8.125%	07/15/2021	1,350,000	1,427,625
Eagle Midco, Inc. (Software)	(b)	9.000%	06/15/2018	975,000	1,028,625
Epicor Software Corp. (Software)		8.625%	05/01/2019	1,325,000	1,455,844
Infor U.S., Inc. (Software)		9.375%	04/01/2019	925,000	1,046,406
Infor U.S., Inc. (Software)		11.500%	07/15/2018	800,000	930,000
Nuance Communications, Inc. (Software)	(b)	5.375%	08/15/2020	1,050,000	1,050,000
Serena Software, Inc. (Software)		10.375%	03/15/2016	200,000	201,500
Sophia Holding Finance LP / Sophia Holding Finance, Inc. (Software)	(b)(d)	9.625%	12/01/2018	375,000	394,688
Sophia LP / Sophia Finance, Inc. (Software)	(b)	9.750%	01/15/2019	1,375,000	1,533,125
SSI Investments II Ltd. / SSI Co-Issuer LLC (Software)		11.125%	06/01/2018	1,250,000	1,339,063
NCR Corp. (Tech. Hardware, Storage & Periph.)		5.000%	07/15/2022	450,000	452,813
NCR Corp. (Tech. Hardware, Storage & Periph.)		4.625%	02/15/2021	475,000	479,750
NCR Escrow Corp. (Tech. Hardware, Storage & Periph.)	(b)	5.875%	12/15/2021	225,000	237,938
NCR Escrow Corp. (Tech. Hardware, Storage & Periph.)	(b)	6.375%	12/15/2023	375,000	400,313
					34,414,002
MATERIALS - 7.5%
Ashland, Inc. (Chemicals)		4.750%	08/15/2022	600,000	591,750
U.S. Coatings Acquisition, Inc. / Flash Dutch 2 BV (Chemicals)	(b)	7.375%	05/01/2021	1,125,000	1,229,063
Axiall Corp. (Chemicals)	(b)	4.875%	05/15/2023	100,000	98,500
Celanese U.S. Holdings LLC (Chemicals)		4.625%	11/15/2022	325,000	321,750
Eagle Spinco, Inc. (Chemicals)	(b)	4.625%	02/15/2021	200,000	198,500
Hexion U.S. Finance Corp / Hexion Nova Scotia Finance ULC (Chemicals)		8.875%	02/01/2018	900,000	940,500
Hexion U.S. Finance Corp / Hexion Nova Scotia Finance ULC (Chemicals)		9.000%	11/15/2020	550,000	547,250
Hexion U.S. Finance Corp. (Chemicals)		6.625%	04/15/2020	425,000	442,000
Huntsman International LLC (Chemicals)		8.625%	03/15/2020	325,000	358,313
Huntsman International LLC (Chemicals)		4.875%	11/15/2020	250,000	252,813
Koppers, Inc. (Chemicals)		7.875%	12/01/2019	275,000	296,313
OMNOVA Solutions, Inc. (Chemicals)		7.875%	11/01/2018	800,000	858,000
Scotts Miracle-Gro Co. / The (Chemicals)		6.625%	12/15/2020	550,000	597,438
Union Carbide Corp. (Chemicals)		7.875%	04/01/2023	100,000	121,941
Ardagh Packaging Finance Plc (Containers & Packaging)	(b)	9.125%	10/15/2020	1,325,000	1,484,000
Ardagh Packaging Finance PLC / Ardagh MP Holdings U.S.A., Inc. (Containers & Packaging)	(b)	9.125%	10/15/2020	425,000	473,875
Ardagh Packaging Finance PLC / Ardagh MP Holdings U.S.A., Inc. (Containers & Packaging)	(b)	7.000%	11/15/2020	48,529	51,320
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)	6.750%	01/31/2021	200,000	209,500
Ball Corp. (Containers & Packaging)		4.000%	11/15/2023	875,000	822,500
Berry Plastics Corp. (Containers & Packaging)		9.500%	05/15/2018	550,000	582,313
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer (Containers & Packaging)	(b)	6.000%	06/15/2017	275,000	285,313
BOE Merger Corp. (Containers & Packaging)	(b)(d)	9.500%	11/01/2017	825,000	878,625
BWAY Holding Co. (Containers & Packaging)		10.000%	06/15/2018	900,000	959,625
Crown Americas LLC / Crown Americas Capital Corp. IV (Containers & Packaging)		4.500%	01/15/2023	175,000	168,000
Greif, Inc. (Containers & Packaging)		7.750%	08/01/2019	475,000	546,250
Mustang Merger Corp. (Commercial Svs. & Supplies)	(b)	8.500%	08/15/2021	650,000	715,000
Packaging Dynamics Corp. (Containers & Packaging)	(b)	8.750%	02/01/2016	750,000	771,094
Pactiv LLC (Containers & Packaging)		7.950%	12/15/2025	225,000	232,313
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		9.000%	04/15/2019	675,000	725,625
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		8.250%	02/15/2021	1,625,000	1,781,406
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		9.875%	08/15/2019	1,275,000	1,431,188
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		7.125%	04/15/2019	25,000	26,563
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		5.750%	10/15/2020	1,475,000	1,552,438
Sealed Air Corp. (Containers & Packaging)	(b)	8.375%	09/15/2021	1,100,000	1,271,875
Sealed Air Corp. (Containers & Packaging)	(b)	6.500%	12/01/2020	125,000	138,438
Compass Minerals International, Inc. (Metals & Mining)		8.000%	06/01/2019	275,000	289,266
Steel Dynamics, Inc. (Metals & Mining)		5.250%	04/15/2023	125,000	127,813
Wise Metals Group LLC / Wise Alloys Finance Corp. (Metals & Mining)	(b)	8.750%	12/15/2018	775,000	835,063
Clearwater Paper Corp. (Paper & Forest Products)		4.500%	02/01/2023	275,000	266,063
					23,479,597
TELECOMMUNICATION SERVICES - 5.1%
Level 3 Communications, Inc. (Diversified Telecom. Svs.)		8.875%	06/01/2019	350,000	386,313
Level 3 Financing, Inc. (Diversified Telecom. Svs.)		8.125%	07/01/2019	850,000	937,125
Level 3 Financing, Inc. (Diversified Telecom. Svs.)		8.625%	07/15/2020	275,000	309,719
Level 3 Financing, Inc. (Diversified Telecom. Svs.)		7.000%	06/01/2020	475,000	517,156
Digicel Group Ltd. (Wireless Telecom. Svs.)	(b)	8.250%	09/30/2020	1,575,000	1,689,188
Digicel Ltd. (Wireless Telecom. Svs.)	(b)	8.250%	09/01/2017	675,000	705,375
Digicel Ltd. (Wireless Telecom. Svs.)	(b)	6.000%	04/15/2021	600,000	615,000
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		7.875%	09/01/2018	725,000	772,125
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		6.625%	11/15/2020	875,000	937,344
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	1,050,000	1,023,750
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.900%	05/01/2019	1,600,000	1,764,000
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(b)	9.000%	11/15/2018	475,000	581,875
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(b)	7.000%	03/01/2020	350,000	405,125
Sprint Communications, Inc. (Wireless Telecom. Svs.)		6.000%	11/15/2022	1,100,000	1,126,125
Sprint Corp. (Wireless Telecom. Svs.)	(b)	7.875%	09/15/2023	675,000	744,188
Sprint Corp. (Wireless Telecom. Svs.)	(b)	7.125%	06/15/2024	275,000	289,438
Syniverse Holdings, Inc. (Wireless Telecom. Svs.)		9.125%	01/15/2019	1,600,000	1,748,000
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.731%	04/28/2022	75,000	80,625
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2024	625,000	656,250
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.125%	01/15/2022	200,000	210,250
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.625%	04/01/2023	450,000	479,250
					15,978,221
UTILITIES - 1.4%
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (Electric Utilities)		10.000%	12/01/2020	850,000	898,875
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (Electric Utilities)	(b)	6.875%	08/15/2017	375,000	385,781
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		7.500%	10/01/2018	211,000	225,243
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		7.375%	08/01/2021	372,000	411,990
Calpine Corp. (Ind. Power Prod. & Energy Traders)	(b)	6.000%	01/15/2022	175,000	184,625
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		8.250%	09/01/2020	750,000	826,875
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		7.875%	05/15/2021	475,000	524,875
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		7.625%	05/15/2019	700,000	731,500
FPL Energy National Wind Portfolio LLC (Acquired 05/27/2009, Cost $83,253)((Multi-Utilities)	(b)(f)	6.125%	03/25/2019	93,559	92,188
					4,281,952
Total Corporate Bonds (Cost $282,818,817)					$299,289,259

Common Stocks - 0.1%				Shares	Value
CONSUMER DISCRETIONARY - 0.1%
General Motors Co. (Automobiles)				4,679	$161,051
ENERGY - 0.0%
Lone Pine Resources Canada Ltd. (Oil, Gas & Consumable Fuels)	(a)(c)(f)			6,236	15,247
Total Common Stocks (Cost $464,439)					$176,298

Preferred Stocks - 0.1%				Shares	Value
FINANCIALS - 0.1%
Ally Financial, Inc. (Consumer Finance)	(b)			346	$343,470
Total Preferred Stocks (Cost $0)					$343,470

Warrants - 0.1%				Quantity	Value
CONSUMER DISCRETIONARY - 0.1%
General Motors Co. (Automobiles) Expiration: 07/10/16, Exercise Price: $10.00	(a)			4,253	$105,644
General Motors Co. (Automobiles) Expiration: 07/10/19, Exercise Price: $18.33	(a)			4,253	74,045
Total Warrants (Cost $476,468)					$179,689

Money Market Funds - 2.9%				Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I				9,190,000	$9,190,000
Total Money Market Funds (Cost $9,190,000)					$9,190,000

Total Investments - 98.8% (Cost $292,949,724)	(g)				$309,178,716
Other Assets in Excess of Liabilities - 1.2%					3,833,517
Net Assets - 100.0%					$313,012,233

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At March 31, 2014, the value of these securities totaled $117,596,737, or 37.6% of the Portfolio's net assets. Unless also noted with (f), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) A market quotation for this investment was not readily available at March 31, 2014. As discussed in Note 2 of the Notes to Schedules of Investments, the price for this issue was derived from an estimate of fair market value using methods determined in good faith by the Fund's Pricing Committee under supervision of the Board. This security represents $15,247 or 0.0% of the Portfolio's net assets.
(d) Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond. Rate presented is the coupon rate for the cash option.
(e) Represents a security that is in default. Unless noted by (f), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(f) Represents a security deemed to be illiquid. At March 31, 2014, the value of illiquid securities in the Portfolio totaled $107,435, or 0.0% of the Portfolio's net assets.
(g) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Capital Growth Portfolio

Schedule of Investments		March 31, 2014 (Unaudited)

Common Stocks - 98.8%		Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Tenneco, Inc. (Auto Components)	(a)	12,170	$706,712
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	7,665	357,955
Sotheby's (Diversified Consumer Svs.)		5,995	261,082
Bally Technologies, Inc. (Hotels, Restaurants & Leisure)	(a)	21,161	1,402,339
Chuy's Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	12,215	526,955
Orient-Express Hotels Ltd. Class A (Hotels, Restaurants & Leisure)	(a)	72,970	1,051,498
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	13,238	313,741
Potbelly Corp. (Hotels, Restaurants & Leisure)	(a)	9,687	173,107
Universal Electronics, Inc. (Household Durables)	(a)	24,045	923,088
Genesco, Inc. (Specialty Retail)	(a)	32,215	2,402,273
Outerwall, Inc. (Specialty Retail)	(a)	7,252	525,770
TravelCenters of America LLC (Specialty Retail)	(a)	19,455	158,558
Vitamin Shoppe, Inc. (Specialty Retail)	(a)	36,291	1,724,548
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	7,520	599,570
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	(a)	24,083	866,506
Vince Holding Corp. (Textiles, Apparel & Luxury Goods)	(a)	23,407	617,009
			12,610,711
CONSUMER STAPLES - 5.6%
Fresh Market, Inc. / The (Food & Staples Retailing)	(a)	18,019	605,438
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	(a)	35,064	1,530,894
United Natural Foods, Inc. (Food & Staples Retailing)	(a)	7,040	499,277
Pinnacle Foods, Inc. (Food Products)		8,575	256,050
WhiteWave Foods Co. / The Class A (Food Products)	(a)	58,790	1,677,867
			4,569,526
ENERGY - 4.7%
Geospace Technologies Corp. (Energy Equip. & Svs.)	(a)	15,218	1,006,975
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	5,290	356,070
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	21,495	1,530,014
Rice Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	36,400	960,596
			3,853,655
FINANCIALS - 6.5%
Bancorp, Inc. (Banks)	(a)	1,872	35,212
UMB Financial Corp. (Banks)		12,037	778,794
FXCM, Inc. Class A (Capital Markets)		27,036	399,322
Stifel Financial Corp. (Capital Markets)	(a)	21,629	1,076,259
Enstar Group Ltd. (Insurance)	(a)	3,039	414,246
Geo Group, Inc. / The (Real Estate Investment Trusts)		35,796	1,154,063
Two Harbors Investment Corp. (Real Estate Investment Trusts)		33,605	344,451
Home Loan Servicing Solutions Ltd. (Thrifts & Mortgage Finance)		34,914	754,142
MGIC Investment Corp. (Thrifts & Mortgage Finance)	(a)	46,975	400,227
			5,356,716
HEALTH CARE - 21.6%
Acorda Therapeutics, Inc. (Biotechnology)	(a)	22,606	856,993
Aegerion Pharmaceuticals, Inc. (Biotechnology)	(a)	7,975	367,807
Cell Therapeutics, Inc. (Biotechnology)	(a)	124,252	422,457
Cubist Pharmaceuticals, Inc. (Biotechnology)	(a)	7,261	531,142
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	780	257,236
Isis Pharmaceuticals, Inc. (Biotechnology)	(a)	10,205	440,958
NPS Pharmaceuticals, Inc. (Biotechnology)	(a)	12,900	386,097
Ophthotech Corp. (Biotechnology)	(a)	14,629	522,840
Receptos, Inc. (Biotechnology)	(a)	6,800	285,192
Seattle Genetics, Inc. (Biotechnology)	(a)	15,945	726,454
Theravance, Inc. (Biotechnology)	(a)	21,113	653,236
United Therapeutics Corp. (Biotechnology)	(a)	4,442	417,681
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	10,488	543,174
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		9,205	1,264,399
Cyberonics, Inc. (Health Care Equip. & Supplies)	(a)	8,730	569,633
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	14,712	189,343
Natus Medical, Inc. (Health Care Equip. & Supplies)	(a)	12,601	325,106
Sirona Dental Systems, Inc. (Health Care Equip. & Supplies)	(a)	11,347	847,280
Spectranetics Corp. (Health Care Equip. & Supplies)	(a)	12,838	389,120
Thoratec Corp. (Health Care Equip. & Supplies)	(a)	31,862	1,140,978
Air Methods Corp. (Health Care Providers & Svs.)	(a)	21,892	1,169,690
Centene Corp. (Health Care Providers & Svs.)	(a)	23,247	1,447,126
MWI Veterinary Supply, Inc. (Health Care Providers & Svs.)	(a)	1,308	203,551
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	20,189	903,458
athenahealth, Inc. (Health Care Technology)	(a)	1,510	241,962
MedAssets, Inc. (Health Care Technology)	(a)	46,456	1,147,928
Medidata Solutions, Inc. (Health Care Technology)	(a)	4,434	240,944
PAREXEL International Corp. (Life Sciences Tools & Svs.)	(a)	9,461	511,745
Salix Pharmaceuticals Ltd. (Pharmaceuticals)	(a)	7,527	779,872
			17,783,402
INDUSTRIALS - 15.9%
Hexcel Corp. (Aerospace & Defense)	(a)	33,182	1,444,744
American Airlines Group, Inc. (Airlines)	(a)	13,783	504,458
JetBlue Airways Corp. (Airlines)	(a)	102,590	891,507
PGT, Inc. (Building Products)	(a)	20,682	238,050
Trex Co., Inc. (Building Products)	(a)	10,373	758,889
USG Corp. (Building Products)	(a)	15,085	493,581
Waste Connections, Inc. (Commercial Svs. & Supplies)		22,682	994,833
EMCOR Group, Inc. (Construction & Engineering)		5,785	270,680
Northwest Pipe Co. (Construction & Engineering)	(a)	20,161	729,022
Thermon Group Holdings, Inc. (Electrical Equip.)	(a)	23,380	541,948
Chart Industries, Inc. (Machinery)	(a)	6,972	554,623
Colfax Corp. (Machinery)	(a)	15,549	1,109,110
Crane Co. (Machinery)		5,662	402,851
Manitowoc Co., Inc. / The (Machinery)		28,174	886,072
TriMas Corp. (Machinery)	(a)	12,008	398,666
WABCO Holdings, Inc. (Machinery)	(a)	5,572	588,180
Woodward, Inc. (Machinery)		12,464	517,630
Advisory Board Co. / The (Professional Svs.)	(a)	6,256	401,948
Paylocity Holding Corp. (Professional Svs.)	(a)	8,661	208,297
Landstar System, Inc. (Road & Rail)		10,655	630,989
Quality Distribution, Inc. (Road & Rail)	(a)	36,439	473,343
			13,039,421
INFORMATION TECHNOLOGY - 23.1%
Aruba Networks, Inc. (Communications Equip.)	(a)	29,745	557,719
Ixia (Communications Equip.)	(a)	11,993	149,913
Palo Alto Networks, Inc. (Communications Equip.)	(a)	8,425	577,955
Coherent, Inc. (Electronic Equip., Instr. & Comp.)	(a)	12,368	808,249
InvenSense, Inc. (Electronic Equip., Instr. & Comp.)	(a)	44,026	1,042,095
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	14,365	1,021,064
Angie's List, Inc. (Internet Software & Svs.)	(a)	35,266	429,540
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	24,811	1,187,703
Demandware, Inc. (Internet Software & Svs.)	(a)	13,538	867,244
E2open, Inc. (Internet Software & Svs.)	(a)	19,601	461,996
Marin Software, Inc. (Internet Software & Svs.)	(a)	23,342	246,725
SciQuest, Inc. (Internet Software & Svs.)	(a)	11,512	310,997
Trulia, Inc. (Internet Software & Svs.)	(a)	26,489	879,435
MoneyGram International, Inc. (IT Svs.)	(a)	25,850	456,253
Cavium, Inc. (Semiconductors & Equip.)	(a)	27,110	1,185,520
EZchip Semiconductor Ltd. (Semiconductors & Equip.)	(a)	6,986	177,095
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)	(a)	22,131	279,072
SunEdison, Inc. (Semiconductors & Equip.)	(a)	27,715	522,151
Teradyne, Inc. (Semiconductors & Equip.)	(a)	21,480	427,237
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	22,250	932,943
Aspen Technology, Inc. (Software)	(a)	22,293	944,331
Concur Technologies, Inc. (Software)	(a)	4,059	402,125
Fortinet, Inc. (Software)	(a)	25,342	558,284
Guidewire Software, Inc. (Software)	(a)	10,398	510,022
Imperva, Inc. (Software)	(a)	15,951	888,471
NICE Systems Ltd. - ADR (Software)		16,682	745,018
PTC, Inc. (Software)	(a)	12,775	452,618
Qlik Technologies, Inc. (Software)	(a)	18,343	487,740
Qualys, Inc. (Software)	(a)	21,944	558,036
Ultimate Software Group, Inc. / The (Software)	(a)	3,997	547,589
Varonis Systems, Inc. (Software)	(a)	11,151	398,760
			19,013,900
MATERIALS - 6.0%
Huntsman Corp. (Chemicals)		43,436	1,060,707
Quaker Chemical Corp. (Chemicals)		17,959	1,415,708
Texas Industries, Inc. (Construction Materials)	(a)	17,641	1,580,986
RTI International Metals, Inc. (Metals & Mining)	(a)	32,594	905,461
			4,962,862
Total Common Stocks (Cost $62,259,606)			$81,190,193

Money Market Funds - 1.1%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		900,000	$900,000
Total Money Market Funds (Cost $900,000)			$900,000

Total Investments - 99.9% (Cost $63,159,606)	(b)		$82,090,193
Other Assets in Excess of Liabilities - 0.1%			119,430
Net Assets - 100.0%			$82,209,623

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Nasdaq-100® Index Portfolio

Schedule of Investments		March 31, 2014 (Unaudited)

Common Stocks - 96.7%		Shares	Value
CONSUMER DISCRETIONARY - 19.2%
Tesla Motors, Inc. (Automobiles)	(a)	3,050	$635,772
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		7,300	408,946
Starbucks Corp. (Hotels, Restaurants & Leisure)		18,700	1,372,206
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		2,500	555,375
Garmin Ltd. (Household Durables)		4,825	266,630
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	11,375	3,827,915
Expedia, Inc. (Internet & Catalog Retail)		2,875	208,438
Liberty Interactive Corp. Class A (Internet & Catalog Retail)	(a)	11,600	334,892
Netflix, Inc. (Internet & Catalog Retail)	(a)	1,475	519,244
priceline.com, Inc. (Internet & Catalog Retail)	(a)	1,290	1,537,538
TripAdvisor, Inc. (Internet & Catalog Retail)	(a)	3,200	289,888
Mattel, Inc. (Leisure Products)		8,425	337,927
Charter Communications, Inc. Class A (Media)	(a)	2,625	323,400
Comcast Corp. Class A (Media)		52,922	2,647,158
DIRECTV (Media)	(a)	12,600	962,892
Discovery Communications, Inc. Class A (Media)	(a)	3,625	299,788
DISH Network Corp. Class A (Media)	(a)	5,450	339,045
Liberty Global PLC Class A (Media)	(a)	5,500	228,800
Liberty Media Corp. (Media)	(a)	2,575	336,630
Sirius XM Holdings, Inc. (Media)	(a)	150,875	482,800
Twenty-First Century Fox, Inc. Class A (Media)		36,075	1,153,318
Viacom, Inc. Class B (Media)		9,575	813,779
Dollar Tree, Inc. (Multiline Retail)	(a)	5,150	268,727
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	5,275	362,920
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,625	389,524
Ross Stores, Inc. (Specialty Retail)		5,325	381,004
Staples, Inc. (Specialty Retail)		16,175	183,425
Tractor Supply Co. (Specialty Retail)		3,450	243,674
			19,711,655
CONSUMER STAPLES - 4.6%
Monster Beverage Corp. (Beverages)	(a)	4,125	286,481
Costco Wholesale Corp. (Food & Staples Retailing)		10,885	1,215,637
Whole Foods Market, Inc. (Food & Staples Retailing)		9,200	466,532
Keurig Green Mountain, Inc. (Food Products)		4,125	435,559
Kraft Foods Group, Inc. (Food Products)		14,750	827,475
Mondelez International, Inc. Class A (Food Products)		43,400	1,499,470
			4,731,154
HEALTH CARE - 13.4%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	4,900	745,437
Amgen, Inc. (Biotechnology)		18,672	2,303,004
Biogen Idec, Inc. (Biotechnology)	(a)	5,850	1,789,339
Celgene Corp. (Biotechnology)	(a)	10,050	1,402,980
Gilead Sciences, Inc. (Biotechnology)	(a)	38,050	2,696,223
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,425	728,179
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,825	411,944
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	950	416,091
Catamaran Corp. (Health Care Providers & Svs.)	(a)	5,100	228,276
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	19,200	1,441,728
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	2,125	253,661
Cerner Corp. (Health Care Technology)	(a)	8,500	478,125
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	3,175	471,995
Mylan, Inc. (Pharmaceuticals)	(a)	9,200	449,236
			13,816,218
INDUSTRIALS - 1.8%
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,750	196,463
Expeditors International of Washington, Inc. (Air Freight & Logistics)		5,025	199,141
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	2,100	238,602
PACCAR, Inc. (Machinery)		8,764	591,044
Verisk Analytics, Inc. Class A (Professional Svs.)	(a)	4,125	247,335
Fastenal Co. (Trading Companies & Distributors)		7,350	362,502
			1,835,087
INFORMATION TECHNOLOGY - 56.3%
Cisco Systems, Inc. (Communications Equip.)		127,450	2,856,154
F5 Networks, Inc. (Communications Equip.)	(a)	1,875	199,931
QUALCOMM, Inc. (Communications Equip.)		41,845	3,299,897
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	4,425	257,579
Baidu, Inc. - ADR (Internet Software & Svs.)	(a)	6,825	1,039,993
eBay, Inc. (Internet Software & Svs.)	(a)	32,035	1,769,613
Equinix, Inc. (Internet Software & Svs.)	(a)	1,225	226,429
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	48,875	2,944,230
Google, Inc. Class A (Internet Software & Svs.)	(a)	6,925	7,717,982
Yahoo!, Inc. (Internet Software & Svs.)	(a)	24,985	896,961
Automatic Data Processing, Inc. (IT Svs.)		11,925	921,325
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	15,025	760,415
Fiserv, Inc. (IT Svs.)	(a)	6,299	357,090
Paychex, Inc. (IT Svs.)		9,020	384,252
Altera Corp. (Semiconductors & Equip.)		7,850	284,484
Analog Devices, Inc. (Semiconductors & Equip.)		7,725	410,507
Applied Materials, Inc. (Semiconductors & Equip.)		29,975	612,089
Avago Technologies Ltd. (Semiconductors & Equip.)		6,175	397,732
Broadcom Corp. Class A (Semiconductors & Equip.)		13,150	413,962
Intel Corp. (Semiconductors & Equip.)		123,020	3,175,146
KLA-Tencor Corp. (Semiconductors & Equip.)		4,125	285,203
Linear Technology Corp. (Semiconductors & Equip.)		5,830	283,863
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		6,975	231,012
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	26,250	621,075
NVIDIA Corp. (Semiconductors & Equip.)		14,062	251,850
NXP Semiconductor NV (Semiconductors & Equip.)	(a)	6,225	366,092
Texas Instruments, Inc. (Semiconductors & Equip.)		26,825	1,264,799
Xilinx, Inc. (Semiconductors & Equip.)		6,605	358,453
Activision Blizzard, Inc. (Software)		17,200	351,568
Adobe Systems, Inc. (Software)	(a)	12,355	812,218
Autodesk, Inc. (Software)	(a)	5,600	275,408
CA, Inc. (Software)		11,075	342,993
Check Point Software Technologies Ltd. (Software)	(a)	4,770	322,595
Citrix Systems, Inc. (Software)	(a)	4,550	261,307
Intuit, Inc. (Software)		7,005	544,499
Microsoft Corp. (Software)		205,400	8,419,346
Symantec Corp. (Software)		17,123	341,946
Apple, Inc. (Tech. Hardware, Storage & Periph.)		22,070	11,845,852
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		8,185	302,027
SanDisk Corp. (Tech. Hardware, Storage & Periph.)		5,575	452,634
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		8,125	456,300
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		5,850	537,147
			57,853,958
MATERIALS - 0.3%
Sigma-Aldrich Corp. (Chemicals)		2,950	275,471
TELECOMMUNICATION SERVICES - 1.1%
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	3,175	288,798
VimpelCom Ltd. - ADR (Wireless Telecom. Svs.)		40,875	369,101
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		12,979	477,757
			1,135,656
Total Common Stocks (Cost $64,073,570)			$99,359,199

Exchange Traded Funds - 2.8%		Shares	Value
PowerShares QQQ Trust Series 1		32,315	$2,833,379
Total Exchange Traded Funds (Cost $2,918,719)			$2,833,379

Total Investments - 99.5% (Cost $66,992,289)	(b)		$102,192,578
Other Assets in Excess of Liabilties - 0.5%			538,685
Net Assets - 100.0%			$102,731,263

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Bristol Portfolio

Schedule of Investments		March 31, 2014 (Unaudited)

Common Stocks - 98.5%		Shares	Value
CONSUMER DISCRETIONARY - 18.6%
Johnson Controls, Inc. (Auto Components)		24,200	$1,145,144
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		53,700	4,337,886
Whirlpool Corp. (Household Durables)		28,700	4,289,502
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	7,215	2,427,992
CBS Corp. Class B (Media)		71,300	4,406,340
Comcast Corp. Class A (Media)		91,800	4,591,836
Omnicom Group, Inc. (Media)		62,600	4,544,760
Walt Disney Co. / The (Media)		57,500	4,604,025
Macy's, Inc. (Multiline Retail)		66,100	3,919,069
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		60,800	4,649,984
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		26,900	4,329,017
			43,245,555
CONSUMER STAPLES - 2.0%
Molson Coors Brewing Co. Class B (Beverages)		19,800	1,165,428
Mondelez International, Inc. Class A (Food Products)		100,300	3,465,365
			4,630,793
ENERGY - 5.3%
Halliburton Co. (Energy Equip. & Svs.)		82,200	4,840,758
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		21,800	4,079,652
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	49,445	3,430,989
			12,351,399
FINANCIALS - 14.7%
Citigroup, Inc. (Banks)		95,400	4,541,040
JPMorgan Chase & Co. (Banks)		80,200	4,868,942
American Express Co. (Consumer Finance)		51,100	4,600,533
Hartford Financial Services Group, Inc. / The (Insurance)		135,100	4,764,977
Lincoln National Corp. (Insurance)		96,400	4,884,588
MetLife, Inc. (Insurance)		102,819	5,428,843
Prudential Financial, Inc. (Insurance)		61,300	5,189,045
			34,277,968
HEALTH CARE - 17.5%
Celgene Corp. (Biotechnology)	(a)	32,500	4,537,000
Clovis Oncology, Inc. (Biotechnology)	(a)	14,600	1,011,342
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	3,920	1,292,777
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	63,200	4,469,504
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		63,500	4,152,265
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		56,000	4,591,440
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		38,000	4,569,120
Forest Laboratories, Inc. (Pharmaceuticals)	(a)	49,600	4,576,592
Mylan, Inc. (Pharmaceuticals)	(a)	91,100	4,448,413
Roche Holding AG - ADR (Pharmaceuticals)		124,600	4,699,912
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	17,500	2,307,025
			40,655,390
INDUSTRIALS - 14.7%
Honeywell International, Inc. (Aerospace & Defense)		48,300	4,480,308
Precision Castparts Corp. (Aerospace & Defense)		16,866	4,263,050
United Technologies Corp. (Aerospace & Defense)		40,400	4,720,336
FedEx Corp. (Air Freight & Logistics)		31,600	4,188,896
Delta Air Lines, Inc. (Airlines)		113,500	3,932,775
United Continental Holdings, Inc. (Airlines)	(a)	77,800	3,472,214
Tyco International Ltd. (Commercial Svs. & Supplies)		116,200	4,926,880
Eaton Corp. PLC (Electrical Equip.)		57,846	4,345,392
			34,329,851
INFORMATION TECHNOLOGY - 23.7%
Cisco Systems, Inc. (Communications Equip.)		202,110	4,529,285
QUALCOMM, Inc. (Communications Equip.)		43,900	3,461,954
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	47,900	2,885,496
Google, Inc. Class A (Internet Software & Svs.)	(a)	4,052	4,515,994
Altera Corp. (Semiconductors & Equip.)		128,400	4,653,216
Avago Technologies Ltd. (Semiconductors & Equip.)		70,800	4,560,228
Intel Corp. (Semiconductors & Equip.)		182,200	4,702,582
Adobe Systems, Inc. (Software)	(a)	70,900	4,660,966
Microsoft Corp. (Software)		115,800	4,746,642
Oracle Corp. (Software)		121,700	4,978,747
Apple, Inc. (Tech. Hardware, Storage & Periph.)		12,469	6,692,611
Hewlett-Packard Co. (Tech. Hardware, Storage & Periph.)		144,700	4,682,492
			55,070,213
MATERIALS - 2.0%
Huntsman Corp. (Chemicals)		192,600	4,703,292
Total Common Stocks (Cost $203,839,414)			$229,264,461

Money Market Funds - 0.8%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,892,000	$1,892,000
Total Money Market Funds (Cost $1,892,000)			$1,892,000

Total Investments - 99.3% (Cost $205,731,414)	(b)		$231,156,461
Other Assets in Excess of Liabilities - 0.7%			1,711,318
Net Assets - 100.0%			$232,867,779

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Bryton Growth Portfolio

Schedule of Investments		March 31, 2014 (Unaudited)

Common Stocks - 97.0%		Shares	Value
CONSUMER DISCRETIONARY - 13.2%
Dana Holding Corp. (Auto Components)		157,600	$3,667,352
Motorcar Parts of America, Inc. (Auto Components)	(a)	128,675	3,418,895
Quantum Fuel Systems Technologies Worldwide, Inc. (Auto Components)	(a)	62,100	601,128
Remy International, Inc. (Auto Components)		151,149	3,570,139
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)		57,900	2,896,737
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)		137,431	2,597,446
Children's Place Retail Stores, Inc. / The (Specialty Retail)		56,000	2,789,360
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	(a)	85,300	3,069,094
Vera Bradley, Inc. (Textiles, Apparel & Luxury Goods)	(a)	73,900	1,994,561
			24,604,712
CONSUMER STAPLES - 7.0%
Craft Brew Alliance, Inc. (Beverages)	(a)	188,941	2,885,129
Boulder Brands, Inc. (Food Products)	(a)	181,000	3,189,220
J&J Snack Foods Corp. (Food Products)		34,261	3,288,028
Spectrum Brands Holdings, Inc. (Household Products)		46,791	3,729,243
			13,091,620
ENERGY - 8.0%
Willbros Group, Inc. (Energy Equip. & Svs.)	(a)	207,851	2,623,080
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)		197,400	2,625,420
Energy XXI Bermuda Ltd. (Oil, Gas & Consumable Fuels)		135,800	3,200,806
Goodrich Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	151,500	2,396,730
Halcon Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	137,100	593,643
Sanchez Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	112,600	3,336,338
			14,776,017
FINANCIALS - 1.5%
ICG Group, Inc. (Capital Markets)	(a)	133,703	2,730,215
HEALTH CARE - 14.9%
Array BioPharma, Inc. (Biotechnology)	(a)	479,113	2,251,831
Celldex Therapeutics, Inc. (Biotechnology)	(a)	113,659	2,008,355
Clovis Oncology, Inc. (Biotechnology)	(a)	36,000	2,493,720
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	5,600	1,846,824
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	27,500	1,849,650
NPS Pharmaceuticals, Inc. (Biotechnology)	(a)	69,200	2,071,156
TESARO, Inc. (Biotechnology)	(a)	42,500	1,252,900
Alliqua, Inc. (Health Care Equip. & Supplies)	(a)	186,287	1,570,399
Rockwell Medical, Inc. (Health Care Equip. & Supplies)	(a)	245,899	3,113,081
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	62,100	2,801,952
Centene Corp. (Health Care Providers & Svs.)	(a)	53,900	3,355,275
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	69,500	3,110,125
			27,725,268
INDUSTRIALS - 26.5%
GenCorp, Inc. (Aerospace & Defense)	(a)	139,775	2,553,689
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	72,000	2,879,280
XPO Logistics, Inc. (Air Freight & Logistics)	(a)	92,886	2,731,777
JetBlue Airways Corp. (Airlines)	(a)	347,700	3,021,513
PGT, Inc. (Building Products)	(a)	252,266	2,903,582
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		104,784	3,045,023
Acuity Brands, Inc. (Electrical Equip.)		16,500	2,187,405
Power Solutions International, Inc. (Electrical Equip.)	(a)	39,500	2,969,215
Chart Industries, Inc. (Machinery)	(a)	28,300	2,251,265
Graham Corp. (Machinery)		81,535	2,596,890
Middleby Corp. / The (Machinery)	(a)	11,100	2,932,731
Mueller Water Products, Inc. Class A (Machinery)		334,200	3,174,900
Titan International, Inc. (Machinery)		151,700	2,880,783
Wabash National Corp. (Machinery)	(a)	186,300	2,563,488
Heartland Express, Inc. (Road & Rail)		140,504	3,188,036
Roadrunner Transportation Systems, Inc. (Road & Rail)	(a)	123,704	3,122,289
Werner Enterprises, Inc. (Road & Rail)		59,600	1,520,396
Textainer Group Holdings Ltd. (Trading Companies & Distributors)		70,270	2,689,233
			49,211,495
INFORMATION TECHNOLOGY - 23.6%
Infinera Corp. (Communications Equip.)	(a)	201,126	1,826,224
Cognex Corp. (Electronic Equip., Instr. & Comp.)	(a)	84,550	2,862,863
FEI Co. (Electronic Equip., Instr. & Comp.)		31,100	3,203,922
InvenSense, Inc. (Electronic Equip., Instr. & Comp.)	(a)	121,800	2,883,006
Cvent, Inc. (Internet Software & Svs.)	(a)	70,587	2,551,720
Cavium, Inc. (Semiconductors & Equip.)	(a)	56,200	2,457,626
Cypress Semiconductor Corp. (Semiconductors & Equip.)		320,500	3,291,535
Himax Technologies, Inc. - ADR (Semiconductors & Equip.)		219,200	2,525,184
Monolithic Power Systems, Inc. (Semiconductors & Equip.)	(a)	95,400	3,698,658
Peregrine Semiconductor Corp. (Semiconductors & Equip.)	(a)	410,064	2,480,887
Power Integrations, Inc. (Semiconductors & Equip.)		44,700	2,940,366
Semtech Corp. (Semiconductors & Equip.)	(a)	121,633	3,082,180
TriQuint Semiconductor, Inc. (Semiconductors & Equip.)	(a)	251,500	3,367,585
PTC, Inc. (Software)	(a)	91,755	3,250,880
Rally Software Development Corp. (Software)	(a)	74,516	997,024
Electronics For Imaging, Inc. (Tech. Hardware, Storage & Periph.)	(a)	58,600	2,537,966
			43,957,626
MATERIALS - 1.8%
PolyOne Corp. (Chemicals)		90,600	3,321,396
TELECOMMUNICATION SERVICES - 0.5%
magicJack VocalTec Ltd. (Diversified Telecom. Svs.)	(a)	47,351	1,005,262
Total Common Stocks (Cost $163,970,596)			$180,423,611

Money Market Funds - 5.5%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		10,203,000	$10,203,000
Total Money Market Funds (Cost $10,203,000)			$10,203,000

Total Investments - 102.5% (Cost $174,173,596)	(b)		$190,626,611
Liabilities in Excess of Other Assets - (2.5)%			(4,730,859)
Net Assets - 100.0%			$185,895,752

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.				Balanced Portfolio

Schedule of Investments				March 31, 2014 (Unaudited)

Common Stocks - 54.2%				Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Jarden Corp. (Household Durables)	(a)			31,465	$1,882,551
CBS Corp. Class B (Media)				45,100	2,787,180
Comcast Corp. Class A (Media)				72,200	3,611,444
Discovery Communications, Inc. Class A (Media)	(a)			30,400	2,514,080
Walt Disney Co. / The (Media)				35,280	2,824,870
Finish Line, Inc. / The Class A (Specialty Retail)				76,500	2,072,385
Hibbett Sports, Inc. (Specialty Retail)	(a)			6,940	366,987
Home Depot, Inc. / The (Specialty Retail)				45,300	3,584,589
Tractor Supply Co. (Specialty Retail)	(f)			53,700	3,792,831
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)				65,950	1,882,873
					25,319,790
CONSUMER STAPLES - 5.3%
Boston Beer Co., Inc. / The Class A (Beverages)	(a)			4,400	1,076,812
Coca-Cola Co. / The (Beverages)				61,900	2,393,054
Costco Wholesale Corp. (Food & Staples Retailing)	(f)			33,930	3,789,302
Bunge Ltd. (Food Products)				10,060	799,871
ConAgra Foods, Inc. (Food Products)				78,400	2,432,752
Ingredion, Inc. (Food Products)				27,500	1,872,200
Reynolds American, Inc. (Tobacco)				41,120	2,196,630
					14,560,621
ENERGY - 5.4%
Atwood Oceanics, Inc. (Energy Equip. & Svs.)	(a)			25,540	1,286,961
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)(f)			30,850	3,458,285
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)(f)			38,130	1,993,818
Oceaneering International, Inc. (Energy Equip. & Svs.)	(f)			43,500	3,125,910
ConocoPhillips (Oil, Gas & Consumable Fuels)				8,900	626,115
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)				5,000	435,200
Phillips 66 (Oil, Gas & Consumable Fuels)				7,200	554,832
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)			50,900	2,341,909
Tesoro Corp. (Oil, Gas & Consumable Fuels)				15,050	761,379
					14,584,409
FINANCIALS - 6.3%
Franklin Resources, Inc. (Capital Markets)				11,410	618,194
Invesco Ltd. (Capital Markets)				37,900	1,402,300
State Street Corp. (Capital Markets)				5,450	379,048
Discover Financial Services (Consumer Finance)				41,100	2,391,609
Encore Capital Group, Inc. (Consumer Finance)	(a)			23,500	1,073,950
World Acceptance Corp. (Consumer Finance)	(a)(f)			26,140	1,962,591
Aon PLC (Insurance)				4,350	366,618
Travelers Cos., Inc. / The (Insurance)				22,900	1,948,790
W.R. Berkley Corp. (Insurance)				17,200	715,864
American Homes 4 Rent (Real Estate Investment Trusts)	(a)			79,600	1,950,200
Gramercy Property Trust, Inc. (Real Estate Investment Trusts)	(a)			173,660	4,322,397
					17,131,561
HEALTH CARE - 2.0%
Cigna Corp. (Health Care Providers & Svs.)				32,290	2,703,642
Actavis plc (Pharmaceuticals)	(a)			13,700	2,820,145
					5,523,787
INDUSTRIALS - 7.5%
United Technologies Corp. (Aerospace & Defense)				13,180	1,539,951
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)				114,750	3,334,635
Tyco International Ltd. (Commercial Svs. & Supplies)				69,300	2,938,320
Fluor Corp. (Construction & Engineering)	(f)			15,280	1,187,714
Genesee & Wyoming, Inc. Class A (Road & Rail)	(a)(f)			40,200	3,912,264
Norfolk Southern Corp. (Road & Rail)				10,700	1,039,719
Union Pacific Corp. (Road & Rail)	(f)			16,580	3,111,403
W.W. Grainger, Inc. (Trading Companies & Distributors)				13,050	3,297,213
					20,361,219
INFORMATION TECHNOLOGY - 6.1%
eBay, Inc. (Internet Software & Svs.)	(a)			56,000	3,093,440
Facebook, Inc. Class A (Internet Software & Svs.)	(a)			30,000	1,807,200
Google, Inc. Class A (Internet Software & Svs.)	(a)			700	780,157
Accenture PLC Class A (IT Svs.)				10,870	866,556
International Business Machines Corp. (IT Svs.)				10,010	1,926,825
MasterCard, Inc. Class A (IT Svs.)	(f)			26,600	1,987,020
MAXIMUS, Inc. (IT Svs.)				17,710	794,471
Visa, Inc. (IT Svs.)				14,300	3,086,798
Apple, Inc. (Tech. Hardware, Storage & Periph.)	(f)			4,130	2,216,736
					16,559,203
MATERIALS - 6.1%
Ecolab, Inc. (Chemicals)				6,090	657,659
FMC Corp. (Chemicals)	(f)			50,200	3,843,312
Koppers Holdings, Inc. (Chemicals)				15,300	630,819
LyondellBasell Industries NV Class A (Chemicals)	(f)			43,600	3,877,784
Methanex Corp. (Chemicals)				37,600	2,404,144
Nucor Corp. (Metals & Mining)				38,700	1,955,898
Steel Dynamics, Inc. (Metals & Mining)				100,840	1,793,944
KapStone Paper and Packaging Corp. (Paper & Forest Products)	(a)(f)			48,200	1,390,088
					16,553,648
TELECOMMUNICATION SERVICES - 1.2%
BCE, Inc. (Diversified Telecom. Svs.)	(f)			73,820	3,184,595
UTILITIES - 5.0%
OGE Energy Corp. (Electric Utilities)				25,190	925,984
UIL Holdings Corp. (Electric Utilities)				23,000	846,630
Westar Energy, Inc. (Electric Utilities)				52,730	1,853,987
Atmos Energy Corp. (Gas Utilities)				41,900	1,974,747
Laclede Group, Inc. / The (Gas Utilities)				19,300	909,995
Piedmont Natural Gas Co., Inc. (Gas Utilities)				44,800	1,585,472
CMS Energy Corp. (Multi-Utilities)				106,300	3,112,464
SCANA Corp. (Multi-Utilities)				45,630	2,341,732
					13,551,011
Total Common Stocks (Cost $129,649,939)					$147,329,844

Corporate Bonds - 26.3%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 3.0%
Gibson Brands, Inc. (Leisure Products)	(b)	8.875%	08/01/2018	$1,000,000	$1,070,000
American Achievement Corp. (Media)	(b)	10.875%	04/15/2016	1,000,000	1,057,500
Comcast Cable Holdings LLC (Media)		10.125%	04/15/2022	1,500,000	2,088,489
NBCUniversal Media, LLC (Media)		5.150%	04/30/2020	500,000	565,809
Kohl's Corp. (Multiline Retail)		4.750%	12/15/2023	2,000,000	2,079,092
Macy's Retail Holdings, Inc. (Multiline Retail)		6.650%	07/15/2024	1,000,000	1,197,478
					8,058,368
CONSUMER STAPLES - 1.7%
ConAgra Foods, Inc. (Food Products)		1.900%	01/25/2018	1,500,000	1,489,053
Altria Group, Inc. (Tobacco)		9.250%	08/06/2019	2,467,000	3,259,862
					4,748,915
ENERGY - 4.9%
Drill Rigs Holdings, Inc. (Energy Equip. & Svs.)	(b)	6.500%	10/01/2017	2,000,000	2,095,000
SESI LLC (Energy Equip. & Svs.)		7.125%	12/15/2021	1,500,000	1,680,000
Shelf Drilling Holdings Ltd. (Energy Equip. & Svs.)	(b)	8.625%	11/01/2018	2,500,000	2,718,750
Alliance Pipeline LP / United States (Oil, Gas & Consumable Fuels)	(b)	7.877%	12/31/2025	2,000,000	2,405,942
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	04/15/2023	1,250,000	1,265,625
United Refining Co. (Oil, Gas & Consumable Fuels)		10.500%	02/28/2018	500,000	557,500
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		7.750%	06/15/2031	500,000	562,348
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		8.750%	03/15/2032	1,750,000	2,114,838
					13,400,003
FINANCIALS - 9.3%
Citigroup, Inc. (Banks)		5.125%	05/05/2014	1,000	1,004
Fulton Capital Trust I (Banks)		6.290%	02/01/2036	1,000,000	945,000
Valley National Bancorp (Banks)		5.125%	09/27/2023	1,000,000	1,037,049
Morgan Stanley (Capital Markets)		3.500%	10/15/2020	50,000	50,013
General Electric Capital Corp. / LJ VP Holdings LLC (Diversified Financial Svs.)	(b)	3.800%	06/18/2019	2,500,000	2,651,448
Jefferies Finance LLC / JFIN Co-Issuer Corp. (Diversified Financial Svs.)	(b)	6.875%	04/15/2022	950,000	961,875
AIG Life Holdings, Inc. (Insurance)		6.625%	02/15/2029	2,500,000	3,003,753
Alleghany Corp. (Insurance)		5.625%	09/15/2020	1,000,000	1,119,278
Aspen Insurance Holdings Ltd. (Insurance)		4.650%	11/15/2023	2,000,000	2,027,394
Everest Reinsurance Holdings, Inc. (Insurance)	(c)	6.600%	5/1/2037	1,300,000	1,326,000
Five Corners Funding Trust (Insurance)	(b)	4.419%	11/15/2023	1,750,000	1,797,082
Prudential Financial, Inc. (Insurance)	(d)	8.875%	6/15/2038	1,000,000	1,230,000
Reinsurance Group of America, Inc. (Insurance)		6.450%	11/15/2019	1,000,000	1,168,626
RenRe North America Holdings, Inc. (Insurance)		5.750%	03/15/2020	760,000	843,367
Torchmark Corp. (Insurance)		7.875%	05/15/2023	2,000,000	2,527,930
CNL Lifestyle Properties, Inc. (Real Estate Investment Trusts)		7.250%	04/15/2019	1,000,000	1,055,000
EPR Properties (Real Estate Investment Trusts)		5.250%	07/15/2023	2,500,000	2,545,360
Washington Real Estate Investment Trust (Real Estate Investment Trusts)		4.950%	10/01/2020	1,000,000	1,065,045
					25,355,224
HEALTH CARE - 1.9%
Gilead Sciences, Inc. (Biotechnology)		4.400%	12/01/2021	700,000	757,548
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		2.200%	08/23/2017	500,000	506,568
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	10/15/2020	1,500,000	1,589,219
Life Technologies Corp. (Life Sciences Tools & Svs.)		6.000%	03/01/2020	1,000,000	1,152,591
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		2.250%	08/15/2016	1,000,000	1,025,577
					5,031,503
INDUSTRIALS - 1.1%
Goodman Networks, Inc. (Building Products)		12.125%	07/01/2018	1,000,000	1,070,000
Steelcase, Inc. (Commercial Svs. & Supplies)		6.375%	02/15/2021	1,625,000	1,842,623
Valmont Industries, Inc. (Machinery)		6.625%	04/20/2020	150,000	174,458
					3,087,081
INFORMATION TECHNOLOGY - 2.2%
Harris Corp. (Communications Equip.)		6.375%	06/15/2019	1,000,000	1,156,114
iGATE Corp. (IT Svs.)		9.000%	05/01/2016	1,000,000	1,053,750
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc. (IT Svs.)		5.750%	04/15/2023	3,500,000	3,749,375
					5,959,239
MATERIALS - 0.3%
PPG Industries, Inc. (Chemicals)		6.650%	03/15/2018	500,000	580,644
MeadWestvaco Corp. (Containers & Packaging)		7.375%	09/01/2019	200,000	239,530
					820,174
UTILITIES - 1.9%
Kiowa Power Partners LLC (Electric Utilities)	(b)	5.737%	03/30/2021	1,500,000	1,602,732
Black Hills Corp. (Multi-Utilities)		5.875%	07/15/2020	3,075,000	3,528,375
					5,131,107
Total Corporate Bonds (Cost $71,033,101)					$71,591,614

U.S. Treasury Obligations - 9.8%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		0.250%	01/31/2015	$2,000,000	$2,002,382
U.S. Treasury Note		0.250%	02/28/2015	1,500,000	1,501,670
U.S. Treasury Note		0.375%	03/15/2016	3,000,000	2,998,419
U.S. Treasury Note		0.500%	06/15/2016	2,000,000	1,998,984
U.S. Treasury Note		3.250%	03/31/2017	2,000,000	2,139,688
U.S. Treasury Note		0.625%	08/31/2017	2,000,000	1,966,640
U.S. Treasury Note		0.750%	02/28/2018	1,500,000	1,466,074
U.S. Treasury Note		1.000%	05/31/2018	2,000,000	1,964,140
U.S. Treasury Note		1.375%	06/30/2018	3,000,000	2,986,875
U.S. Treasury Note		1.250%	01/31/2019	700,000	686,109
U.S. Treasury Note		1.125%	12/31/2019	1,500,000	1,429,804
U.S. Treasury Note		1.375%	05/31/2020	1,500,000	1,437,188
U.S. Treasury Note		2.750%	11/15/2023	4,000,000	4,018,752
Total U.S. Treasury Obligations (Cost $26,688,137)					$26,596,725

Closed-End Mutual Funds - 4.1%				Shares	Value
American Strategic Income Portfolio, Inc. II				322,290	$2,678,230
American Strategic Income Portfolio, Inc. III				372,176	2,646,171
BlackRock Enhanced Government Fund, Inc.				151,784	2,132,565
Helios Strategic Income Fund, Inc.				3,433	23,276
Western Asset Inflation Management Fund, Inc.				210,561	3,760,619
Total Closed-End Mutual Funds (Cost $11,118,180)					$11,240,861

Purchased Options - 0.1%				Contracts (e)	Value
S&P 500 Index Put Option
Expiration: April 2014, Exercise Price: $1,800.00				350	$136,500
S&P 500 Index Put Option
Expiration: May 2014, Exercise Price: $1,800.00				100	137,800
Total Purchased Options (Cost $666,015)					$274,300

Money Market Funds - 5.8%				Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I				15,663,000	$15,663,000
Total Money Market Funds (Cost $15,663,000)					$15,663,000

Total Investments - 100.3% (Cost $254,818,372)	(g)				$272,696,344
Total Written Options Outstanding - (0.2)% (see following schedule)					(435,450)
Liabilities in Excess of Other Assets - (0.1)%					(395,410)
Net Assets - 100.0%					$271,865,484

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At March 31, 2014, the value of these securities totaled $16,360,329, or 6.0% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Security is a variable rate instrument in which the coupon rate is fixed until May 15, 2017, then is adjusted quarterly in concert with U.S. LIBOR. Interest rates stated are those in effect at March 31, 2014.
(d) Security is a variable rate instrument in which the coupon rate is fixed until June 15, 2018, then is adjusted quarterly in concert with U.S. LIBOR. Interest rates stated are those in effect at March 31, 2014.
(e) 100 shares per contract.
(f) Security is fully or partially pledged as collateral for written call options outstanding. Outstanding written call options are presented in the following schedule.
(g) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Target VIP Portfolio

Schedule of Investments		March 31, 2014 (Unaudited)

Common Stocks - 98.7%		Shares	Value
CONSUMER DISCRETIONARY - 14.1%
China Automotive Systems, Inc. (Auto Components)	(a)	11,173	$88,267
Drew Industries, Inc. (Auto Components)		4,907	265,959
Federal-Mogul Corp. (Auto Components)	(a)	4,485	83,914
Goodyear Tire & Rubber Co. / The (Auto Components)		4,174	109,067
Standard Motor Products, Inc. (Auto Components)		4,848	173,413
Visteon Corp. (Auto Components)	(a)	1,073	94,896
Winnebago Industries, Inc. (Automobiles)	(a)	6,042	165,490
Core-Mark Holding Co., Inc. (Distributors)		2,453	178,088
Bridgepoint Education, Inc. (Diversified Consumer Svs.)	(a)	11,762	175,136
Chuy's Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	3,522	151,939
Ryland Group, Inc. / The (Household Durables)		2,027	80,938
Netflix, Inc. (Internet & Catalog Retail)	(a)	757	266,487
priceline.com, Inc. (Internet & Catalog Retail)	(a)	666	793,799
Arctic Cat, Inc. (Leisure Products)		2,864	136,871
Smith & Wesson Holding Corp. (Leisure Products)	(a)	11,700	171,054
Sturm Ruger & Co., Inc. (Leisure Products)		4,155	248,469
DIRECTV (Media)	(a)	10,172	777,344
Regal Entertainment Group Class A (Media)		4,467	83,444
Viacom, Inc. Class B (Media)		4,974	422,740
AutoZone, Inc. (Specialty Retail)	(a)	655	351,800
Brown Shoe Co., Inc. (Specialty Retail)		9,051	240,214
Home Depot, Inc. / The (Specialty Retail)		21,217	1,678,901
Tractor Supply Co. (Specialty Retail)		1,765	124,662
Fossil Group, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,076	125,472
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)		4,005	182,428
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		3,469	271,276
			7,442,068
CONSUMER STAPLES - 2.8%
Tyson Foods, Inc. Class A (Food Products)		2,405	105,844
Colgate-Palmolive Co. (Household Products)		8,145	528,366
Kimberly-Clark Corp. (Household Products)		3,337	367,904
Imperial Tobacco Group PLC - ADR (Tobacco)		5,900	480,024
			1,482,138
ENERGY - 15.6%
Newpark Resources, Inc. (Energy Equip. & Svs.)	(a)	18,508	211,917
Schlumberger Ltd. (Energy Equip. & Svs.)		22,553	2,198,917
TETRA Technologies, Inc. (Energy Equip. & Svs.)	(a)	16,989	217,459
BP PLC - ADR (Oil, Gas & Consumable Fuels)		54,559	2,624,288
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		11,481	294,143
Chevron Corp. (Oil, Gas & Consumable Fuels)		5,764	685,397
Eni SpA - ADR (Oil, Gas & Consumable Fuels)		9,506	476,916
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		902	78,510
Phillips 66 (Oil, Gas & Consumable Fuels)		1,783	137,398
Rex Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	11,730	219,468
Royal Dutch Shell PLC - ADR (Oil, Gas & Consumable Fuels)		6,133	479,049
Total SA - ADR (Oil, Gas & Consumable Fuels)		7,484	490,950
Triangle Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	19,617	161,644
			8,276,056
FINANCIALS - 12.7%
Columbia Banking System, Inc. (Banks)		11,053	315,232
HSBC Holdings PLC - ADR (Banks)		8,356	424,735
Swedbank AB - ADR (Banks)		16,149	432,793
Goldman Sachs Group, Inc. / The (Capital Markets)		9,893	1,620,968
Encore Capital Group, Inc. (Consumer Finance)	(a)	5,400	246,780
Aon PLC (Insurance)		11,902	1,003,101
Assurant, Inc. (Insurance)		2,863	185,980
eHealth, Inc. (Insurance)	(a)	3,978	202,082
Employers Holdings, Inc. (Insurance)		6,607	133,660
Horace Mann Educators Corp. (Insurance)		8,586	248,994
Torchmark Corp. (Insurance)		3,566	280,644
Travelers Cos., Inc. / The (Insurance)		19,257	1,638,771
			6,733,740
HEALTH CARE - 13.6%
Biogen Idec, Inc. (Biotechnology)	(a)	2,988	913,940
Gilead Sciences, Inc. (Biotechnology)	(a)	19,399	1,374,613
PDL BioPharma, Inc. (Biotechnology)		10,262	85,277
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,238	371,747
Alere, Inc. (Health Care Equip. & Supplies)	(a)	2,404	82,577
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		1,520	99,393
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	452	44,391
Omnicell, Inc. (Health Care Technology)	(a)	7,546	215,967
AstraZeneca PLC - ADR (Pharmaceuticals)		7,689	498,862
GlaxoSmithKline PLC - ADR (Pharmaceuticals)		8,613	460,193
Pfizer, Inc. (Pharmaceuticals)		90,175	2,896,421
Sagent Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	6,855	160,201
			7,203,582
INDUSTRIALS - 7.1%
AAR Corp. (Aerospace & Defense)		8,505	220,705
Elbit Systems Ltd. (Aerospace & Defense)		1,464	89,434
Northrop Grumman Corp. (Aerospace & Defense)		1,737	214,311
Orbital Sciences Corp. (Aerospace & Defense)	(a)	12,962	361,640
JetBlue Airways Corp. (Airlines)	(a)	10,262	89,177
Southwest Airlines Co. (Airlines)		11,778	278,079
Apogee Enterprises, Inc. (Building Products)		6,194	205,827
Kimball International, Inc. Class B (Commercial Svs. & Supplies)		5,862	106,161
3M Co. (Industrial Conglomerates)		5,166	700,820
Altra Industrial Motion Corp. (Machinery)		5,679	202,740
Flowserve Corp. (Machinery)		1,073	84,059
Tennant Co. (Machinery)		3,862	253,424
Korn/Ferry International (Professional Svs.)	(a)	10,492	312,347
Navigant Consulting, Inc. (Professional Svs.)	(a)	4,520	84,343
TrueBlue, Inc. (Professional Svs.)	(a)	8,699	254,533
Arkansas Best Corp. (Road & Rail)		2,569	94,925
Roadrunner Transportation Systems, Inc. (Road & Rail)	(a)	8,023	202,501
			3,755,026
INFORMATION TECHNOLOGY - 19.1%
Brocade Communications Systems, Inc. (Communications Equip.)	(a)	9,912	105,166
Finisar Corp. (Communications Equip.)	(a)	3,669	97,265
FARO Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,581	189,793
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	7,236	289,946
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	5,246	91,543
Baidu, Inc. - ADR (Internet Software & Svs.)	(a)	3,481	530,435
Stamps.com, Inc. (Internet Software & Svs.)	(a)	3,451	115,816
VeriSign, Inc. (Internet Software & Svs.)	(a)	1,933	104,208
Yahoo!, Inc. (Internet Software & Svs.)	(a)	13,036	467,992
Computer Sciences Corp. (IT Svs.)		2,492	151,563
CSG Systems International, Inc. (IT Svs.)		7,254	188,894
MasterCard, Inc. Class A (IT Svs.)		16,140	1,205,658
Advanced Energy Industries, Inc. (Semiconductors & Equip.)	(a)	8,409	206,020
Amkor Technology, Inc. (Semiconductors & Equip.)	(a)	14,250	97,755
Avago Technologies Ltd. (Semiconductors & Equip.)		3,163	203,729
Intel Corp. (Semiconductors & Equip.)		84,034	2,168,918
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	13,631	322,509
Monolithic Power Systems, Inc. (Semiconductors & Equip.)	(a)	8,069	312,835
Skyworks Solutions, Inc. (Semiconductors & Equip.)	(a)	3,147	118,075
Apple, Inc. (Tech. Hardware, Storage & Periph.)		3,918	2,102,947
Immersion Corp. (Tech. Hardware, Storage & Periph.)	(a)	6,116	64,524
SanDisk Corp. (Tech. Hardware, Storage & Periph.)		2,889	234,558
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		8,603	483,144
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		2,990	274,542
			10,127,835
MATERIALS - 1.7%
Flotek Industries, Inc. (Chemicals)	(a)	10,942	304,735
FMC Corp. (Chemicals)		460	35,218
LyondellBasell Industries NV Class A (Chemicals)		1,903	169,253
Praxair, Inc. (Chemicals)		1,013	132,673
P.H. Glatfelter Co. (Paper & Forest Products)		9,291	252,901
			894,780
TELECOMMUNICATION SERVICES - 7.4%
AT&T, Inc. (Diversified Telecom. Svs.)		49,390	1,732,107
Deutsche Telekom AG - ADR (Diversified Telecom. Svs.)		26,569	430,949
General Communication, Inc. Class A (Diversified Telecom. Svs.)	(a)	7,931	90,493
Orange SA - ADR (Diversified Telecom. Svs.)		37,286	547,731
TeliaSonera AB - ADR (Diversified Telecom. Svs.)		27,428	411,420
Vivendi SA - ADR (Diversified Telecom. Svs.)		17,422	486,614
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		6,397	235,474
			3,934,788
UTILITIES - 4.6%
Electricite de France - ADR (Electric Utilities)		64,987	510,148
Centrica PLC - ADR (Multi-Utilities)		19,831	440,050
E.ON SE - ADR (Multi-Utilities)		24,730	483,471
GDF Suez - ADR (Multi-Utilities)		19,370	529,576
National Grid PLC - ADR (Multi-Utilities)		7,060	485,304
			2,448,549
Total Common Stocks (Cost $49,902,107)			$52,298,562

Money Market Funds - 0.9%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		500,000	$500,000
Total Money Market Funds (Cost $500,000)			$500,000

Total Investments - 99.6% (Cost $50,402,107)	(b)		$52,798,562
Other Assets in Excess of Liabilities - 0.4%			196,151
Net Assets - 100.0%			$52,994,713

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depositary Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.		Bristol Growth Portfolio

Schedule of Investments		March 31, 2014 (Unaudited)

Common Stocks - 98.5%		Shares	Value
CONSUMER DISCRETIONARY - 22.8%
McDonald's Corp. (Hotels, Restaurants & Leisure)		22,300	$2,186,069
Whirlpool Corp. (Household Durables)		15,400	2,301,684
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	4,635	1,559,770
CBS Corp. Class B (Media)		37,900	2,342,220
Comcast Corp. Class A (Media)		48,600	2,430,972
Omnicom Group, Inc. (Media)		33,000	2,395,800
Walt Disney Co. / The (Media)		30,500	2,442,135
Macy's, Inc. (Multiline Retail)		35,300	2,092,937
Target Corp. (Multiline Retail)		15,300	925,803
Ascena Retail Group, Inc. (Specialty Retail)	(a)	40,700	703,296
Lowe's Cos., Inc. (Specialty Retail)		49,600	2,425,440
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		32,200	2,462,656
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	27,200	1,430,448
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		15,400	2,478,322
			28,177,552
CONSUMER STAPLES - 3.4%
Coca-Cola Co. / The (Beverages)		62,100	2,400,786
Mondelez International, Inc. Class A (Food Products)		53,100	1,834,605
			4,235,391
ENERGY - 6.5%
Halliburton Co. (Energy Equip. & Svs.)		43,500	2,561,715
Schlumberger Ltd. (Energy Equip. & Svs.)		13,300	1,296,750
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		12,800	2,395,392
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	26,200	1,818,018
			8,071,875
FINANCIALS - 5.9%
American Express Co. (Consumer Finance)		27,000	2,430,810
Hartford Financial Services Group, Inc. / The (Insurance)		69,700	2,458,319
Prudential Financial, Inc. (Insurance)		28,200	2,387,130
			7,276,259
HEALTH CARE - 12.0%
Biogen Idec, Inc. (Biotechnology)	(a)	6,120	1,871,924
Celgene Corp. (Biotechnology)	(a)	17,250	2,408,100
Clovis Oncology, Inc. (Biotechnology)	(a)	7,700	533,379
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	2,063	680,357
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	33,500	2,369,120
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		33,700	2,203,643
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		20,200	2,428,848
Mylan, Inc. (Pharmaceuticals)	(a)	48,500	2,368,255
			14,863,626
INDUSTRIALS - 17.6%
Honeywell International, Inc. (Aerospace & Defense)		25,700	2,383,932
Precision Castparts Corp. (Aerospace & Defense)		8,942	2,260,180
United Technologies Corp. (Aerospace & Defense)		21,400	2,500,376
FedEx Corp. (Air Freight & Logistics)		17,700	2,346,312
Delta Air Lines, Inc. (Airlines)		60,300	2,089,395
United Continental Holdings, Inc. (Airlines)	(a)	40,800	1,820,904
Tyco International Ltd. (Commercial Svs. & Supplies)		58,400	2,476,160
Eaton Corp. PLC (Electrical Equip.)		24,408	1,833,529
Danaher Corp. (Industrial Conglomerates)		31,900	2,392,500
Xylem, Inc. (Machinery)		44,300	1,613,406
			21,716,694
INFORMATION TECHNOLOGY - 27.3%
QUALCOMM, Inc. (Communications Equip.)		23,200	1,829,552
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	25,500	1,536,120
Google, Inc. Class A (Internet Software & Svs.)	(a)	3,710	4,134,832
International Business Machines Corp. (IT Svs.)		6,318	1,216,152
Visa, Inc. (IT Svs.)		10,864	2,345,103
Altera Corp. (Semiconductors & Equip.)		68,300	2,475,192
Avago Technologies Ltd. (Semiconductors & Equip.)		37,700	2,428,257
Intel Corp. (Semiconductors & Equip.)		96,700	2,495,827
Adobe Systems, Inc. (Software)	(a)	37,600	2,471,824
Microsoft Corp. (Software)		90,500	3,709,595
Oracle Corp. (Software)		81,500	3,334,165
Apple, Inc. (Tech. Hardware, Storage & Periph.)		10,748	5,768,882
			33,745,501
MATERIALS - 2.0%
Huntsman Corp. (Chemicals)		102,700	2,507,934
TELECOMMUNICATION SERVICES - 1.0%
Verizon Communications, Inc. (Diversified Telecom. Svs.)		25,500	1,213,035
Total Common Stocks (Cost $108,532,991)			$121,807,867

Money Market Funds - 0.9%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,120,000	$1,120,000
Total Money Market Funds (Cost $1,120,000)			$1,120,000

Total Investments - 99.4% (Cost $109,652,991)	(b)		$122,927,867
Other Assets in Excess of Liabilities - 0.6%			748,500
Net Assets - 100.0%			$123,676,367

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2014 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act"), as an open-end management investment company. The Fund consists of twenty separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

■	Equity Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities.

■	Money Market Portfolio - Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

■	Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio – Long term growth of capital by investing at least 80% of its assets in securities of foreign companies.

■	Capital Appreciation Portfolio – Long-term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	International Small-Mid Company Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities of foreign small and mid-cap companies.

■	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.

■	Small Cap Growth Portfolio - Long-term capital appreciation by investing at least 80% of its net assets in stocks of small companies.

■	Mid Cap Opportunity Portfolio - Long-term total return by investing at least 80% of its net assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

■	S&P 500® Index Portfolio - Total return that approximates the total return of the Standard & Poor's 500® Index, at a risk level consistent with that of the Standard & Poor's 500® Index.

■	Strategic Value Portfolio - Growth of capital and income by investing primarily in securities of high dividend yielding, undervalued stocks with dividend growth potential.

■	High Income Bond Portfolio - High current income by investing at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Ba or lower by Moody's, or BB or lower by Standard & Poor’s or Fitch.

■	Capital Growth Portfolio – Long-term capital appreciation by investing primarily in an actively managed portfolio of equity securities of small cap growth companies.

■	Nasdaq-100® Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100® Index. Unlike the other Portfolios of the Fund, the Nasdaq-100® Index Portfolio is a non-diversified portfolio for purposes of Section 5(b) of the 40 Act.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	Balanced Portfolio – Capital appreciation and income by investing normally up to 75% of its assets in equity securities within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

■	Target VIP Portfolio – Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Bristol Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 550 million of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares
Equity	25,000,000	S&P 500® Index	35,000,000
Money Market	55,000,000	Strategic Value	65,000,000
Bond	30,000,000	High Income Bond	50,000,000
Omni	10,000,000	Capital Growth	10,000,000
International	45,000,000	Nasdaq-100® Index	25,000,000
Capital Appreciation	15,000,000	Bristol	40,000,000
International Small-Mid Company	10,000,000	Bryton Growth	35,000,000
Aggressive Growth	10,000,000	Balanced	35,000,000
Small Cap Growth	10,000,000	Target VIP	10,000,000
Mid Cap Opportunity	10,000,000	Bristol Growth	25,000,000

The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

Various investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 40 Act. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions). Over-the-counter traded ADRs may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the mean between the daily close bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board.

Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.

Repurchase agreements are valued at amortized cost, which approximates fair value.

Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund as well as the Fund’s Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

Level 3: Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of March 31, 2014:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Common Stocks**	$222,180,560	$-	$-
	Money Market Funds	3,473,000	-	-
		$225,653,560	$-	$-

Money Market *	Commercial Paper**	$-	$148,997,215	$-
	U.S. Government Agency Issues	-	9,999,889	-
	U.S. Treasury Obligations	-	9,999,875	-
	Money Market Funds	30,000,000	-	-
		$30,000,000	$168,996,979	$-

Bond	Corporate Bonds**	$-	$136,561,373	$-
	U.S. Treasury Obligations	-	5,559,612	-
	Money Market Funds	3,472,000	-	-
		$3,472,000	$142,120,985	$-

Omni	Common Stocks**	$30,196,364	$-	$-
	Corporate Bonds**	-	6,589,291	-
	U.S. Treasury Obligations	-	308,766	-
	Money Market Funds	503,000	-	-
		$30,699,364	$6,898,057	$-

International	Common Stocks**	$5,877,114	$159,051,682	$-
	U.S. Treasury Obligations	-	1,379,948	-
	Money Market Funds	14,733,906	-	-
		$20,611,020	$160,431,630	$-

	Foreign currency contracts	$(31,990)	$-	$-
	Futures contracts	$151,272	$-	$-

Capital Appreciation	Common Stocks**	$129,161,327	$7,548,004	$-
	Money Market Funds	4,306,000	-	-
		$133,467,327	$7,548,004	$-

International Small-Mid Company	Common Stocks**	$8,113,878	$59,840,077	$-
	Exchange Traded Funds	929,060	-	-
	Money Market Funds	7,693,457	-	-
		$16,736,395	$59,840,077	$-

Aggressive Growth	Common Stocks**	$36,895,640	$675,772	$-
	Money Market Funds	256,000	-	-
		$37,151,640	$675,772	$-

Small Cap Growth	Common Stocks**	$100,215,084	$760,002	$-
		$100,215,084	$760,002	$-

Mid Cap Opportunity	Common Stocks**	$83,266,977	$-	$-
	Money Market Funds	488,000	-	-
		$83,754,977	$-	$-

S&P 500® Index	Common Stocks**	$312,843,604	$-	$-
	Exchange Traded Funds	13,219,052	-	-
		$326,062,656	$-	$-

Strategic Value	Common Stocks**	$304,447,668	$96,461,374	$-
	Money Market Funds	6,562,000	-	-
		$311,009,668	$96,461,374	$-

High Income Bond	Corporate Bonds**	$-	$299,289,259	$-
	Common Stocks**	161,051	-	15,247
	Preferred Stocks**	343,470	-	-
	Warrants**	179,689	-	-
	Money Market Funds	9,190,000	-	-
		$9,874,210	$299,289,259	$15,247

Capital Growth	Common Stocks**	$81,190,193	$-	$-
	Money Market Funds	900,000	-	-
		$82,090,193	$-	$-

Nasdaq-100® Index	Common Stocks**	$99,359,199	$-	$-
	Exchange Traded Funds	2,833,379	-	-
		$102,192,578	$-	$-

Bristol	Common Stocks**	$229,264,461	$-	$-
	Money Market Funds	1,892,000	-	-
		$231,156,461	$-	$-

Bryton Growth	Common Stocks**	$180,423,611	$-	$-
	Money Market Funds	10,203,000	-	-
		$190,626,611	$-	$-

Balanced	Common Stocks**	$147,329,844	$-	$-
	Corporate Bonds**	-	71,591,614	-
	U.S. Treasury Obligations	-	26,596,725	-
	Closed-End Mutual Funds	11,240,861	-	-
	Purchased Options	274,300	-	-
	Money Market Funds	15,663,000	-	-
		$174,508,005	$98,188,339	$-

	Written Options	$(435,450)	$-	$-

Target VIP	Common Stocks**	$52,298,562	$-	$-
	Money Market Funds	500,000	-	-
		$52,798,562	$-	$-

Bristol Growth	Common Stocks**	$121,807,867	$-	$-
	Money Market Funds	1,120,000	-	-
		$122,927,867	$-	$-

* At March 31, 2014, the Money Market Portfolio's investments, with the exception of money market funds, were valued using amortized cost, in accordance with rules under the 40 Act. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

** For detailed industry descriptions, see the accompanying Schedules of Investments.

As stated above, the value assigned to the Fund’s foreign securities will, in most cases, not be the quoted or published prices of the investments on their respective primary markets or exchanges. Securities that are priced using fair value estimates are categorized as Level 2 in the fair value hierarchy, whereas securities that do not meet the established criteria are categorized as Level 1. The valuation of a foreign security from one valuation period to the next may result in a transfer between Levels 1 and 2 if the degree of certainty that the local close price is not the liquid market price at the time of U.S. market close is not similar for both periods. The Fund’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end. In the International Small-Mid Company Portfolio, there were two transfers of securities, which were reported in the Level 1 pricing category at December 31, 2013, to Level 2 at March 31, 2014. These securities were that Portfolio’s holdings of Nexteer Automotive Group Ltd. and Cembra Money Bank AG common stocks. The fair valuation service provider reported that those securities did not meet the minimum predictability threshold at December 31, 2013, and were not fair valued in the prior period, whereas in the current period, the securities met the threshold to be fair valued. The aggregate value of these holdings were $830,934 and $655,087 at March 31, 2014 and December 31, 2013, respectively.

Below is a reconciliation that details the activity of securities in Level 3 during the three-month period ended March 31, 2014:

High Income Bond

Beginning Balance - December 31, 2013	$-
Total gains or losses (realized/unrealized):
Included in earnings (or changes in net assets)	-
Issuances	15,247
Settlements	-
Transfers out of Level 3 (due to availability of active market quotations or significant observable market inputs)	-
Transfers into Level 3 (due to lack of active market quotations or significant observable inputs)	-
Ending Balance – March 31, 2014	$15,247

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$-

The following table present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2014:

High Income Bond

	Ending Balance at March 31, 2014	Valuation Technique Used	Unobservable inputs	Input Values
Common Stock	$15,247	Value of related bond issue	Last evaluation of bond issue projected to the common shares received as a result of restructuring.	30.50

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily, at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.

All Portfolios of the Fund may invest in securities of foreign issuers. Securities of foreign issuers that are purchased by the Money Market Portfolio are limited to 50% of that Portfolio’s assets and must be denominated in U.S. dollars and held in custody in the United States of America. The International and International Small-Mid Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(2) commercial paper is issued pursuant to Section 4(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a portfolio in Rule 144A and Section 4(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of their respective assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its net assets in illiquid securities.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.

Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

Net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income and net capital gains from the remaining Portfolios are declared and paid to shareholders periodically as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund, excluding the Money Market Portfolio, may also fully or partially satisfy its distribution requirements by using consent dividends rather than cash dividends. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund’s management and its tax agent, U.S. Bancorp Fund Services, LLC, perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland (i.e., the last four tax year ends and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.

Subsequent Events

At a meeting held on March 6, 2014, the Fund’s Board of Directors approved the addition of the Risk Managed Balanced Portfolio, effective May 1, 2014. Fifteen million authorized shares of the Fund will be reallocated to that Portfolio from the authorized shares previously allocated to other Portfolios within the Fund. The adviser of the Risk Managed Balanced Portfolio will be Ohio National Investments, Inc. and the Portfolio will be sub-advised by Janus Capital Management LLC and AnchorPath Financial, LLC.

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.

(3)	Financial Instruments

The Fund’s Portfolios, other than the Money Market Portfolio, may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

Options

A Portfolio may buy and write (i.e., sell) call and put options. In writing call options, the Portfolio gives the purchaser of the call option the right to purchase the underlying securities from the Portfolio at a specified “exercise” price at any time prior to the expiration of the option, normally within nine months. A Portfolio writes a covered call option when it owns the underlying securities and an uncovered call option when it does not. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. When a Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. Whenever a Portfolio has a written covered call option outstanding, the underlying securities will be segregated by the Custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the Portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights. Whenever a Portfolio has a written uncovered call option outstanding, it will segregate with the Custodian cash or liquid assets that, when added to the amounts deposited with the broker as margin, equal to the market value of the securities underlying the call option (but not less than the exercise price of the call option). To cover a written put option, the Portfolio writing the option deposits cash or liquid securities in a segregated account at the Custodian. In order to terminate its position as the writer or the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the purchase (if the Portfolio has written the option) or sale (if the Portfolio is the purchaser of the option) of an option on the same underlying securities and having the same exercise price and expiration date as the option previously written or purchased by the Portfolio.

When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The Balanced Portfolio wrote call options and purchased put options associated with the S&P 500 Index during the three-month period ended March 31, 2014. These instruments were used by the Portfolio to provide a hedge against equity price risk. During a period in which the prices of the Portfolio’s common stocks may decline, these instruments are designed to increase in value, thus providing price accumulation gains that partially offset the price accumulation losses of the common stocks in the Portfolio.

The Balanced Portfolio’s written call options are collateralized by cash and/or securities held with the Portfolio’s prime broker and in segregated accounts at the Portfolio’s custodian. Such collateral holdings are restricted from use. The cash collateral or borrowings from the prime broker, if necessary, are included on the Statement of Assets and Liabilities. The securities pledged as collateral are noted as such on the Portfolio’s Schedules of Investments. Written and purchased options are non-income producing securities.

Futures Contracts

A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500 Index or on narrow-based stock indexes. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.

The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the Sub-Advisers will attempt to minimize this risk by carefully msttoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.

At March 31, 2014, there were three outstanding futures contracts in the International Portfolio. Details of these contracts were as follows:

Type	Description	Expiration	Number of contracts	Counterparty	Contract at value	Initial contract amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	DAX Index June 14	June 20, 2014	5	J.P. Morgan Securities LLC	$1,650,855	$1,579,837	$71,018	$(2,729)
Long	FTSE 100 Index June 14	June 20, 2014	41	J.P. Morgan Securities LLC	$4,472,689	$4,471,800	$889	$(7,846)
Long	Mini MSCI EAFE June 14	June 20, 2014	57	J.P. Morgan Securities LLC	$5,400,750	$5,321,385	$79,365	$29,640
							$151,272	$19,065

The International Portfolio’s holdings of U.S. Treasury Bills, as noted on the Portfolio’s Schedule of Investments, were pledged at March 31, 2014 as collateral for this contract. The cost and value of the amount pledged at March 31, 2013 were $1,159,882 and $1,159,962, respectively.

These futures contracts were executed for the purpose of increasing exposure to an attractive equities market, beyond that evidenced by the Portfolio’s investment in common stocks, while maintaining a significant cash balance that could be used for potentially higher-than-average shareholder transactions. There were other index futures contracts that were executed and closed in the International Portfolio during the three-month period ended March 31, 2014. Those contracts were executed for similar purposes as the contracts outstanding at March 31, 2014.

Foreign Currency Contracts

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. The International Portfolio, International Small-Mid Company Portfolio, Strategic Value Portfolio and High Income Bond Portfolio may engage in non-hedging related transactions to implement their investment strategies.

The Portfolios generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a Portfolio purchases or sells a security denominated in or exposed to a foreign currency, it may enter into a forward foreign currency contract (“forward contract”) for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a Portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the Portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of that Portfolio’s securities denominated in or exposed to such foreign currency. No Portfolio will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its assets denominated in or exposed to that currency. At the consummation of a forward contract for delivery by a Portfolio of a foreign currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of its securities denominated in such currency or through conversion of other Portfolio assets into such currency. It is impossible to forecast the market value of Portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary for the Portfolio to sell on the spot market some of the foreign currency received on the sale of its hedged security if the security’s market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

If the Portfolio retains the hedged security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described with respect to options and futures generally. In addition, settlement of currency options and futures contracts with respect to most currencies must occur at a bank located in the issuing nation. The ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. There is no assurance that the use of foreign currency hedging transactions can successfully protect a Portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. In addition, it must be remembered that these methods of protecting the value of a Portfolio’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Foreign currency contracts were executed in the International Portfolio in order to mitigate the effect that exchange rate volatility had on the valuation of the Portfolio’s investments that were either under-weighted or over-weighted in relation to the Portfolio’s benchmark index. The Portfolio was under-weighted in equity investments within Great Britain. The Portfolio executed contracts to buy the British Pound to mitigate the effects that volatility in that currency’s exchange rates might otherwise have on the Portfolio’s performance relative to the benchmark. The Portfolio was over-weighted in equity investments within Japan and South Korea and, likewise, executed contracts to sell the Japanese Yen and Korean Won in order to mitigate the effect that volatility in those exchanges rates might otherwise have on relative performance.

The Portfolio entered into other foreign currency contracts during the year for similar benchmark performance hedging purposes. The Portfolio also entered into contracts that were the inverse of previously executed contracts to effectively exit prior contracts earlier than stated contract delivery dates, as investment over-weights or under-weights were reduced, or as previously executed contracts resulted in an attractive return to the Portfolio.

The Portfolios may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar agreements with their derivative contract counterparties whereby the Portfolios may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables and create one single net payment. Under certain of the ISDA Master Agreements in place at December 31, 2013, the Portfolios are subject to master netting agreements (“MNA”) that allows for amounts owed between each Portfolio and the counterparty to their transactions to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The MNAs do not apply to amounts owed to or from different counterparties; further, certain of the MNAs limit offsetting for forward foreign currency contracts to amounts owed in the same currency and on the same exchange date.

For financial reporting purposes, the Portfolios offset derivative assets and liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. There were no contracts at March 31, 2014 that were subject to netting or offset under an MNA.

(4)	Federal Income Tax Information

	Equity	Bond	Omni	International	Capital Appreciation	International Small-Mid Company
Gross unrealized:
Appreciation	$59,964,656	$8,314,750	$4,185,604	$37,900,765	$37,025,455	$20,618,708
Depreciation	(1,569,067)	(1,378,968)	(625,103)	(2,998,719)	(562,062)	(490,954)
Net unrealized:
Appreciation (Depreciation)	$58,395,589	$6,935,782	$3,560,501	$34,902,046	$36,463,393	$20,127,754
Aggregate cost of securities:	$167,257,971	$138,657,203	$34,036,920	$146,140,604	$104,551,938	$56,448,718

	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500® Index	Strategic Value	High Income Bond
Gross unrealized:
Appreciation	$8,090,394	$12,618,652	$21,316,873	$116,388,071	$51,787,466	$17,558,213
Depreciation	(288,191)	(2,483,963)	(1,180,149)	(7,827,202)	(2,411,314)	(1,329,221)
Net unrealized:
Appreciation (Depreciation)	$7,802,203	$10,134,689	$20,136,724	$108,560,869	$49,376,152	$16,228,992
Aggregate cost of securities:	$30,025,209	$90,840,397	$63,618,253	$217,501,787	$358,094,890	$292,949,724

	Capital Growth	Nasdaq-100® Index	Bristol	Bryton Growth	Balanced	Target VIP
Gross unrealized:
Appreciation	$20,715,256	$35,742,286	$27,385,610	$21,263,560	$11,829,945	$3,495,452
Depreciation	(1,851,809)	(1,171,948)	(4,340,122)	(5,949,005)	(435,467)	(1,125,947)
Net unrealized:
Appreciation (Depreciation)	$18,863,447	$34,570,338	$23,045,488	$15,314,555	$11,394,478	$2,369,505
Aggregate cost of securities:	$63,226,746	$67,622,240	$208,110,973	$175,312,056	$261,301,866	$50,429,057

Bristol Growth
Gross unrealized:
Appreciation	$14,549,139
Depreciation	(1,579,993)
Net unrealized:
Appreciation (Depreciation)	$12,969,146
Aggregate cost of securities:	$109,958,721

(5)	Legal Matters

In December 2007, the Target Equity/Income Portfolio, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48 per share of consideration (the “Merger”). The value of the proceeds received by the Target Equity/Income Portfolio as a result of the Merger was $1,772,400. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co., Inc., et. al., was initiated on October 22, 2010 (the “Creditor Trust Action”), in the Supreme Court of the State of New York in the County of New York but has subsequently been removed to the U.S. Bankruptcy Court for the Southern District of New York. The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. Holmes TTEE, et. al., was initiated on December 23, 2010 (the “Litigation Trust Action”), in the U.S. Bankruptcy Court for the Southern District of New York. Both actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger.

On January 4, 2012, the Fund was named in a second amended complaint in the Creditor Trust Action. The Target Equity/Income Portfolio composes part of the Fund. On March 2, 2012, the Fund moved the U.S. Bankruptcy Court for the Southern District of New York to dismiss it from the Creditor Trust Action. On January 14, 2014, the Court denied the motion to dismiss. The outcome of these proceedings on the Portfolio cannot be predicted. As a result of the aforementioned reorganization involving the Target Equity/Income Portfolio, any future claim that may result from these complaints will be assumed by the Target VIP Portfolio as the Survivor Portfolio. Management of the Fund continues to assess the cases and has not yet determined the potential effect, if any, on the net asset value of the Target VIP Portfolio.

Also, in December 2007, the S&P 500® Index and Strategic Value Portfolios, shareholders of the Tribune Company, participated in a similar cash out merger in which shareholders received $34 per share of consideration. The value of the proceeds received by the S&P 500® Index and Strategic Value Portfolios, was $37,910 and $384,200, respectively. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the “Tribune Bankruptcy”).

The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al. (“FitzSimons”) was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. state courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the Strategic Value Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation ("MDL") in the U.S. District Court, Southern District of New York. Pursuant to a Court order dated September 7, 2012, certain defendants in the MDL, including the Fund, filed a motion to dismiss on November 6, 2012. The Court granted the motion to dismiss on September 23, 2013. Pending an appeal, only the actual fraudulent transfer claims as alleged in FitzSimons remain. The outcome of these proceedings on the two Portfolios of the Fund cannot be predicted. Management of the Fund continues to assess the litigation and any offers of settlement.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ohio National Fund, Inc.

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President

Date May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President

Date May 23, 2014

By (Signature and Title)	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer

Date May 23, 2014